UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.49%)
Consumer Discretionary (17.42%)
Advance Auto Parts Inc.	2,100	$314,349
AMC Networks Inc. Class A (a)	8,400	643,775
Best Buy Co. Inc.	7,900	298,541
BorgWarner Inc.	10,100	610,848
CarMax Inc. (a)	2,500	172,525
Chipotle Mexican Grill Inc. (a)	500	325,270
Comcast Corp. Class A	17,400	982,578
Delphi Automotive PLC	3,400	271,116
Foot Locker Inc.	5,200	327,600
Ford Motor Co.	17,900	288,906
Garmin Ltd.	12,500	594,000
Harman International Industries Inc.	2,800	374,164
Hilton Worldwide Holdings Inc. (a)	12,800	379,136
Home Depot Inc., The	5,800	658,938
Jarden Corp. (a)	7,500	396,750
L Brands Inc.	4,000	377,160
Lowe’s Companies Inc.	4,800	357,072
Marriott International Inc. Class A	4,700	377,504
O’Reilly Automotive Inc. (a)	1,700	367,608
Polaris Industries Inc.	2,400	338,640
Priceline Group Inc., The (a)	300	349,245
Target Corp.	8,000	656,560
Time Warner Inc.	7,500	633,300
Under Armour Inc. Class A (a)	5,800	468,350
Viacom Inc. Class B	8,900	607,870
Walt Disney Co., The	2,500	262,225

		11,434,030

Consumer Staples (9.65%)
Colgate-Palmolive Co.	9,100	630,994
Constellation Brands Inc. Class A (a)	3,700	429,977
Costco Wholesale Corp.	2,400	363,588
General Mills Inc.	8,800	498,080
JM Smucker Co., The	5,500	636,515
Keurig Green Mountain Inc.	2,600	290,498
Kroger Co., The	6,500	498,290
McCormick & Company Inc.	8,700	670,857
Monster Beverage Corp. (a)	1,600	221,432
PepsiCo Inc.	7,000	669,340
Pilgrim’s Pride Corp.	14,700	332,073
Rite Aid Corp. (a)	36,900	320,661
Sysco Corp.	8,800	332,024
Walgreens Boots Alliance Inc.	5,200	440,336

		6,334,665

Energy (6.14%)
Chevron Corp.	6,000	629,880
EOG Resources Inc.	6,100	559,309
EQT Corp.	3,800	314,906
Exxon Mobil Corp.	7,400	629,000
Halliburton Co.	5,900	258,892
Marathon Petroleum Corp.	3,300	337,887
Occidental Petroleum Corp.	3,900	284,700
ONEOK Inc.	4,700	226,728
Tesoro Corp.	4,600	419,934

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	5,800	$368,996

		4,030,232

Financials (12.24%)
American International Group Inc.	10,700	586,253
Arch Capital Group Ltd. (a)	4,900	301,840
Bank of America Corp.	58,300	897,237
Capital One Financial Corp.	7,900	622,678
CIT Group Inc.	9,600	433,152
Federal Realty Investment Trust	2,600	382,746
Hartford Financial Services Group Inc., The	15,300	639,846
Invesco Ltd.	15,000	595,350
JPMorgan Chase & Co.	17,900	1,084,382
McGraw Hill Financial Inc.	3,900	403,260
Simon Property Group Inc.	3,300	645,612
Travelers Companies Inc., The	3,200	346,016
Wells Fargo & Co.	20,100	1,093,440

		8,031,812

Health Care (13.85%)
Abbott Laboratories	13,500	625,455
Actavis PLC (a)	2,600	773,812
Aetna Inc.	6,600	703,098
Amgen Inc.	2,000	319,700
Becton, Dickinson and Co.	6,600	947,694
C.R. Bard Inc.	1,500	251,025
Cardinal Health Inc.	2,900	261,783
Centene Corp. (a)	3,000	212,070
Cigna Corp.	6,000	776,640
DaVita HealthCare Partners Inc. (a)	4,400	357,632
Gilead Sciences Inc. (a)	3,500	343,455
HCA Holdings Inc. (a)	8,800	662,024
Illumina Inc. (a)	2,900	538,356
Incyte Corp. (a)	6,100	559,126
Johnson & Johnson	9,400	945,640
Regeneron Pharmaceuticals Inc. (a)	1,800	812,664

		9,090,174

Industrials (13.34%)
Avis Budget Group Inc. (a)	5,300	312,780
Boeing Co., The	3,900	585,312
Danaher Corp.	3,800	322,620
Delta Air Lines Inc.	14,700	660,912
FedEx Corp.	2,600	430,170
Honeywell International Inc.	9,000	938,790
Lockheed Martin Corp.	1,900	385,624
MSC Industrial Direct Co. Inc. Class A	4,100	296,020
Raytheon Co.	5,900	644,575
Southwest Airlines Co.	21,000	930,300
Union Pacific Corp.	9,200	996,452
United Continental Holdings Inc. (a)	10,000	672,500
United Rentals Inc. (a)	3,700	337,292
United Technologies Corp.	5,000	586,000

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	6,400	$347,072
WESCO International Inc. (a)	4,400	307,516

		8,753,935

Information Technology (18.77%)
Accenture PLC Class A	3,800	356,022
Amdocs Ltd.	17,900	973,760
Amphenol Corp. Class A	5,800	341,794
Apple Inc.	15,500	1,928,665
ARRIS Group Inc. (a)	11,400	329,403
Automatic Data Processing Inc.	3,500	299,740
Avago Technologies Ltd.	2,000	253,960
Cognizant Technology Solutions Corp. Class A (a)	3,000	187,170
Computer Sciences Corp.	5,300	345,984
eBay Inc. (a)	10,800	622,944
Electronic Arts Inc. (a)	7,100	417,586
F5 Networks Inc. (a)	2,600	298,844
Freescale Semiconductor Ltd. (a)	15,100	615,476
Google Inc. Class A (a)	250	138,675
Google Inc. Class C (a)	250	137,000
Hewlett-Packard Co.	9,900	308,484
Intel Corp.	9,300	290,811
Intuit Inc.	4,000	387,840
Lam Research Corp.	3,900	273,916
Microchip Technology Inc.	6,500	317,850
Micron Technology Inc. (a)	19,100	518,183
Microsoft Corp.	9,300	378,092
Oracle Corp.	5,400	233,010
Paychex Inc.	6,900	342,344
QUALCOMM Inc.	4,800	332,832
salesforce.com inc. (a)	5,200	347,412
Skyworks Solutions Inc.	11,300	1,110,677
Visa Inc. Class A	3,600	235,476

		12,323,950

Materials (2.78%)
Celanese Corp. Series A	5,400	301,644
Dow Chemical Co., The	6,100	292,678
LyondellBasell Industries NV Class A	3,100	272,180
Packaging Corporation of America	4,200	328,398
Praxair Inc.	2,400	289,776
Sherwin-Williams Co., The	1,200	341,400

		1,826,076

Telecommunication Services (1.38%)
Verizon Communications Inc.	18,700	909,381

Utilities (1.92%)
NextEra Energy Inc.	6,100	634,705
Wisconsin Energy Corp.	12,600	623,700

		1,258,405

Total Common Stocks
(cost $50,321,350)		63,992,660

	Shares	Value
Short-term Investments (2.93%)
JPMorgan U.S. Government Money Market Fund	1,919,057	$1,919,057

Total Short-term Investments
(cost $1,919,057)		1,919,057

TOTAL INVESTMENTS (100.42%)
(cost $52,240,407)		65,911,717
LIABILITIES, NET OF OTHER ASSETS (-0.42%)		(273,620)

NET ASSETS (100.00%)		$65,638,097

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.10%)
Consumer Discretionary (16.18%)
BJ’s Restaurants Inc. (a)	7,900	$398,555
BorgWarner Inc.	3,810	230,429
Brunswick Corp.	8,180	420,861
Buffalo Wild Wings Inc. (a)	1,870	338,919
Build-A-Bear Workshop Inc. (a)	17,300	339,945
Carter’s Inc.	2,810	259,841
Chipotle Mexican Grill Inc. (a)	360	234,194
Core-Mark Holding Company Inc.	5,200	334,464
Cracker Barrel Old Country Store Inc.	2,500	380,350
Deckers Outdoor Corp. (a)	3,430	249,944
Dollar Tree Inc. (a)	5,090	413,028
Foot Locker Inc.	5,920	372,960
Harman International Industries Inc.	4,050	541,202
Isle of Capri Casinos Inc. (a)	31,700	445,385
Lands’ End Inc. (a)	8,000	287,040
Leggett & Platt Inc.	4,460	205,561
Lions Gate Entertainment Corp.	4,380	148,570
Live Nation Entertainment Inc. (a)	7,810	197,046
Marriott International Inc. Class A	2,420	194,374
Michael Kors Holdings Ltd. (a)	3,040	199,880
Mohawk Industries Inc. (a)	4,030	748,572
Outerwall Inc.	5,300	350,436
Penn National Gaming Inc. (a)	22,000	344,520
Penske Automotive Group Inc.	4,530	233,250
Polaris Industries Inc.	2,160	304,776
Signet Jewelers Ltd.	2,830	392,776
Skechers U.S.A. Inc. Class A (a)	6,900	496,179
Stage Stores Inc.	16,300	373,596
Strattec Security Corp.	3,100	228,904
Tractor Supply Co.	3,910	332,585
Ulta Salon, Cosmetics & Fragrance Inc. (a)	2,820	425,397
Yum! Brands Inc.	3,200	251,904

		10,675,443

Consumer Staples (4.23%)
Constellation Brands Inc. Class A (a)	1,590	184,773
Hain Celestial Group Inc., The (a)	3,760	240,828
Hormel Foods Corp.	8,940	508,239
Ingles Markets Inc. Class A	8,600	425,528
Kroger Co., The	5,610	430,063
Tyson Foods Inc. Class A	19,160	733,828
United Natural Foods Inc. (a)	3,440	265,018

		2,788,277

Energy (4.38%)
Alon USA Energy Inc.	20,100	333,057
Devon Energy Corp.	7,400	446,294
Energy XXI Ltd.	12,400	45,136
Green Plains Inc.	19,200	548,160
Pacific Ethanol Inc. (a)	13,900	149,981
PDC Energy Inc. (a)	6,710	362,608
Pioneer Energy Services Corp. (a)	36,400	197,288
Renewable Energy Group Inc. (a)	30,600	282,132
REX American Resources Corp. (a)	5,900	358,779

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Stone Energy Corp. (a)	11,400	$167,352

		2,890,787

Financials (25.55%)
Affiliated Managers Group Inc. (a)	1,140	244,848
Ameriprise Financial Inc.	2,780	363,735
AmTrust Financial Services Inc.	5,600	319,116
Calamos Asset Management Inc. Class A	21,300	286,485
Capitol Federal Financial Inc.	25,400	317,500
Cash America International Inc.	9,600	223,680
CBOE Holdings Inc.	3,120	179,104
CBRE Group Inc. Class A (a)	8,840	342,196
Chambers Street Properties	36,700	289,196
Clifton Bancorp Inc.	14,100	198,951
CNO Financial Group Inc.	20,500	353,010
Corporate Office Properties Trust	19,730	579,667
E*TRADE Financial Corp. (a)	12,610	360,079
East West Bancorp Inc.	9,280	375,469
Education Realty Trust Inc.	9,933	351,430
Enova International Inc. (a)	8,784	172,957
EPR Properties	5,900	354,177
F.N.B. Corp.	29,300	385,002
FelCor Lodging Trust Inc.	30,400	349,296
Fidelity & Guaranty Life	13,300	281,960
First BanCorp (a)	50,000	310,000
Flagstar Bancorp Inc. (a)	18,500	268,435
Government Properties Income Trust	12,800	292,480
Home Loan Servicing Solutions Ltd.	22,700	375,458
Hudson Pacific Properties Inc.	12,100	401,599
Independent Bank Corp.	9,500	416,765
Inland Real Estate Corp.	29,200	312,148
Jones Lang LaSalle Inc.	2,040	347,616
KeyCorp	16,340	231,374
LaSalle Hotel Properties	14,360	558,030
Lazard Ltd. Class A	10,840	570,076
Maiden Holdings Ltd.	28,700	425,621
Navigators Group Inc., The (a)	4,500	350,280
Nelnet Inc. Class A	7,600	359,632
OneBeacon Insurance Group Ltd. Class A	20,200	307,242
PHH Corp. (a)	14,800	357,716
PrivateBancorp Inc.	19,500	685,815
Ramco-Gershenson Properties Trust	19,300	358,980
Raymond James Financial Inc.	6,250	354,875
SEI Investments Co.	8,650	381,378
Selective Insurance Group Inc.	14,000	406,700
Signature Bank (a)	4,040	523,503
Strategic Hotels & Resorts Inc. (a)	13,400	166,562
SVB Financial Group (a)	1,630	207,075
Symetra Financial Corp.	16,200	380,052
Talmer Bancorp Inc. Class A	22,500	344,588
United Community Banks Inc.	19,100	360,608
Ventas Inc.	1,390	101,498

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Webster Financial Corp.	10,000	$370,500

		16,854,464

Health Care (12.55%)
Akorn Inc. (a)	9,120	433,290
Alkermes PLC (a)	3,530	215,224
Bio-Reference Laboratories Inc. (a)	11,400	401,736
Cambrex Corp. (a)	9,900	392,337
Catamaran Corp. (a)	9,800	583,492
Cerner Corp. (a)	4,060	297,436
Cooper Companies Inc., The	2,220	416,072
Endo International PLC (a)	5,590	501,423
Envision Healthcare Holdings (a)	10,780	413,413
Greatbatch Inc. (a)	6,900	399,165
IDEXX Laboratories Inc. (a)	1,670	257,982
Illumina Inc. (a)	1,270	235,763
Incyte Corp. (a)	1,760	161,322
Intercept Pharmaceuticals Inc. (a)	540	152,291
Jazz Pharmaceuticals PLC (a)	1,860	321,389
Magellan Health Inc. (a)	6,800	481,576
Medivation Inc. (a)	3,310	427,222
MEDNAX Inc. (a)	8,220	596,032
Owens & Minor Inc.	9,100	307,944
PDL BioPharma Inc.	41,300	290,546
Perrigo Co. PLC	980	162,239
RadNet Inc. (a)	41,100	345,240
Universal Health Services Inc. Class B	2,270	267,202
Zoetis Inc.	4,690	217,100

		8,277,436

Industrials (16.31%)
Acco Brands Corp. (a)	34,200	284,202
Air Lease Corp.	8,010	302,297
Atlas Air Worldwide Holdings Inc. (a)	6,700	288,234
Curtiss-Wright Corp.	4,800	354,912
Expeditors International of Washington Inc.	3,440	165,739
Greenbrier Companies Inc., The	4,900	284,200
Hawaiian Holdings Inc. (a)	27,300	601,283
Ingersoll-Rand PLC	4,190	285,255
JetBlue Airways Corp. (a)	25,500	490,875
Lennox International Inc.	4,110	459,046
Lydall Inc. (a)	11,600	367,952
Matson Inc.	9,100	383,656
Matthews International Corp. Class A	9,000	463,590
Meritor Inc. (a)	25,000	315,250
Middleby Corp., The (a)	1,550	159,108
Multi-Color Corp.	6,200	429,846
Old Dominion Freight Line Inc. (a)	3,160	244,268
Oshkosh Corp.	6,160	300,546
Quanta Services Inc. (a)	15,660	446,780
Republic Airways Holdings Inc. (a)	33,100	455,125
Rush Enterprises Inc. Class A (a)	8,800	240,768
SkyWest Inc.	29,200	426,612
Snap-on Inc.	1,590	233,825

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Southwest Airlines Co.	17,390	$770,377
Standex International Corp.	3,800	312,094
Toro Co., The	5,830	408,800
United Rentals Inc. (a)	5,940	541,490
Werner Enterprises Inc.	12,100	380,061
XPO Logistics Inc. (a)	8,000	363,760

		10,759,951

Information Technology (12.76%)
Activision Blizzard Inc.	7,790	177,029
Amkor Technology Inc. (a)	53,500	472,672
Amphenol Corp. Class A	3,560	209,791
Avago Technologies Ltd.	3,240	411,415
Belden Inc.	3,690	345,236
Cadence Design Systems Inc. (a)	8,790	162,088
CoStar Group Inc. (a)	1,420	280,919
EarthLink Holdings Corp.	45,200	200,688
Euronet Worldwide Inc. (a)	4,670	274,362
FireEye Inc. (a)	6,840	268,470
FleetCor Technologies Inc. (a)	1,310	197,705
Fortinet Inc. (a)	12,290	429,536
Gartner Inc. (a)	2,490	208,786
HomeAway Inc. (a)	5,740	173,176
Lam Research Corp.	5,580	391,911
Mentor Graphics Corp.	13,900	334,017
NetSuite Inc. (a)	1,990	184,592
NXP Semiconductors NV (a)	9,750	978,510
Palo Alto Networks Inc. (a)	2,160	315,533
Sanmina Corp. (a)	20,400	493,476
ServiceNow Inc. (a)	2,960	233,189
Take-Two Interactive Software Inc. (a)	15,400	392,007
Total System Services Inc.	3,950	150,692
TTM Technologies Inc. (a)	37,800	340,578
Tyler Technologies Inc. (a)	2,150	259,140
Unisys Corp. (a)	14,100	327,261
Yelp Inc. (a)	4,380	207,393

		8,420,172

Materials (4.11%)
Alcoa Inc.	18,720	241,862
Century Aluminum Co. (a)	13,100	180,780
Eagle Materials Inc.	8,820	736,999
Graphic Packaging Holding Co.	23,000	334,420
Kaiser Aluminum Corp.	5,000	384,450
Neenah Paper Inc.	7,800	487,812
Noranda Aluminum Holding Corp.	36,500	108,405
Sherwin-Williams Co., The	820	233,290

		2,708,018

Telecommunication Services (0.55%)
Intelsat SA (a)	18,800	225,600
Zayo Group Holdings Inc. (a)	4,960	138,682

		364,282

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (2.48%)
American Water Works Company Inc.	3,640	$197,324
Black Hills Corp.	6,100	307,684
California Water Service Group	13,100	321,081
Chesapeake Utilities Corp.	4,800	242,928
Empire District Electric Co., The	8,100	201,042
New Jersey Resources Corp.	11,800	366,508

		1,636,567

Total Common Stocks
(cost $57,669,080)		65,375,397

Short-term Investments (0.77%)
JPMorgan U.S. Government Money Market Fund	510,783	510,783

Total Short-term Investments
(cost $510,783)		510,783

TOTAL INVESTMENTS (99.87%)
(cost $58,179,863)		65,886,180
OTHER ASSETS, NET OF LIABILITIES (0.13%)		85,760

NET ASSETS (100.00%)		$65,971,940

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (96.09%)
Australia (1.42%)
Domino’s Pizza Enterprises Ltd.	23,577	$664,988

Austria (0.42%)
Erste Group Bank AG	7,958	195,641

Belgium (2.05%)
Anheuser-Busch InBev NV	3,829	467,771
UCB SA	6,846	494,562

		962,333

Canada (8.09%)
Barrick Gold Corp.	5,347	58,603
Canadian Pacific Railway Ltd.	5,207	953,380
Constellation Software Inc.	862	297,935
Gildan Activewear Inc.	16,400	483,499
Novadaq Technologies Inc. (b)	26,177	425,114
Restaurant Brands International Inc.	15,720	602,711
Valeant Pharmaceuticals International Inc. (b)	4,935	974,921

		3,796,163

China (4.31%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	12,268	1,021,190
Baidu Inc. Sponsored ADR (b)	4,812	1,002,821

		2,024,011

Colombia (0.36%)
Bancolombia SA Sponsored ADR	4,320	169,906

Denmark (2.39%)
Novo Nordisk A/S Class B	21,045	1,123,461

France (9.41%)
Accor SA	2,011	104,866
Air Liquide SA	1,247	160,538
AXA SA	25,017	629,657
Cie Generale des Etablissements Michelin Class B	3,136	311,859
Compagnie de Saint-Gobain	3,707	162,766
Essilor International SA	3,995	458,686
Hermes International	72	25,422
JC Decaux SA	6,016	202,583
Legrand SA	4,389	237,742
L’Oreal SA	1,988	366,172
LVMH Moet Hennessy Louis Vuitton SE	1,772	311,843
Pernod Ricard SA	3,699	437,376
Schneider Electric SE (Paris)	7,637	594,302
Unibail-Rodamco SE (Amsterdam)	1,431	386,422
Unibail-Rodamco SE (Paris)	87	23,485

		4,413,719

Germany (7.75%)
Allianz SE Reg.	2,721	472,410

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bayerische Motoren Werke (BMW) AG	5,381	$670,123
Daimler AG Registered Shares	3,609	346,589
Fresenius Medical Care AG & Co. KGaA	2,190	182,037
Fresenius SE & Co. KGaA	3,996	238,228
Infineon Technologies AG	62,432	742,749
Linde AG	2,296	466,890
SAP SE	7,130	515,337

		3,634,363

Hong Kong (3.79%)
CK Hutchison Holdings Ltd.	6,000	122,660
Hang Lung Properties Ltd.	25,000	69,916
Tencent Holdings Ltd.	71,100	1,351,099
Wynn Macau Ltd.	108,000	233,958

		1,777,633

India (0.96%)
Tata Motors Ltd. Sponsored ADR	10,012	451,141

Ireland (4.69%)
Actavis PLC (b)	3,120	928,574
Alkermes PLC (b)	8,165	497,820
Ryanair Holdings PLC Sponsored ADR	11,572	772,662

		2,199,056

Italy (0.26%)
Pirelli & C. SpA	7,415	122,738

Japan (7.42%)
Dentsu Inc.	5,400	231,005
Fanuc Corp.	5,200	1,135,231
Japan Tobacco Inc.	13,200	417,316
Komatsu Ltd.	9,600	188,186
LIXIL Group Corp.	2,600	61,531
OMRON Corp.	400	18,020
Ono Pharmaceutical Co. Ltd.	4,300	485,229
SMC Corp.	1,000	297,764
START TODAY Co. Ltd.	15,100	397,506
Tokio Marine Holdings Inc.	6,600	249,129

		3,480,917

Malaysia (0.49%)
Genting Berhad	91,000	220,875
Genting BHD Warrants (b)	21,382	10,565

		231,440

Netherlands (4.89%)
ASML Holding NV	8,950	907,347
Heineken NV	5,055	385,831
NXP Semiconductors NV (b)	9,979	1,001,492

		2,294,670

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (0.45%)
United Overseas Bank Ltd.	12,734	$213,449

Spain (1.90%)
Banco Bilbao Vizcaya Argentaria SA	56,845	574,107
Banco Bilbao Vizcaya Argentaria SA Rights (b)	56,845	8,190
Banco Santander SA	41,380	310,200

		892,497

Sweden (2.49%)
Atlas Copco AB Class A	15,300	495,317
Investor AB B Shares	6,923	275,583
Sandvik AB	16,502	184,790
Volvo AB B Shares	17,503	211,825

		1,167,515

Switzerland (9.74%)
ABB Ltd. Reg.	15,170	321,816
Compagnie Financiere Richemont SA Reg.	4,809	386,407
Holcim Ltd. Reg.	4,592	342,115
Nestle SA Reg.	6,953	523,577
Novartis AG Reg.	10,017	988,683
Partners Group Holding AG	1,209	360,436
Roche Holding AG	2,116	581,460
Swatch Group AG, The	653	276,158
Syngenta AG Reg.	1,127	382,874
UBS Group AG	21,576	404,574

		4,568,100

United Kingdom (15.89%)
Anglo American PLC	9,254	138,208
ARM Holdings PLC	40,973	665,452
ASOS PLC (b)	7,406	396,419
Auto Trader Group PLC (b) (c)	60,666	226,555
BG Group PLC	20,983	257,540
Diageo PLC	17,578	485,756
Domino’s Pizza Group PLC	70,493	810,536
Glencore PLC	51,978	219,438
Hargreaves Lansdown PLC	43,049	734,296
Indivior PLC (b)	21,931	61,632
Liberty Global PLC Series C (b)	29,051	1,447,030
Lloyds Banking Group PLC (b)	481,327	557,924
Reckitt Benckiser Group PLC	3,415	293,368
Rolls-Royce Holdings PLC	36,013	507,925
Shire PLC	3,889	310,043
Standard Chartered PLC	21,212	343,565

		7,455,687

United States (6.92%)
Endo International PLC (b)	11,339	1,017,108
Freeport-McMoRan Inc.	12,304	233,161
Las Vegas Sands Corp.	7,402	407,406
MasterCard Inc. Class A	8,218	709,953

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Norwegian Cruise Line Holdings Ltd. (b)	16,283	$879,445

		3,247,073

Total Common Stocks
(cost $39,076,978)		45,086,501

Preferred Stocks (a) (1.45%)
Brazil (0.54%)
Banco Bradesco SA	13,528	125,762
Itau Unibanco Holding SA ADR	11,319	125,188

		250,950

Germany (0.91%)
Volkswagen AG	1,618	429,097

Total Preferred Stocks
(cost $685,851)		680,047

Short-term Investments (1.78%)
State Street Institutional U.S. Government Money Market Fund (b)	832,211	832,211

Total Short-term Investments
(cost $832,211)		832,211

TOTAL INVESTMENTS (99.32%)
(cost $40,595,040)		46,598,759
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.68%)		321,080

NET ASSETS (100.00%)		$46,919,839

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in a transaction exempt from registration, normally to a qualified institutional buyer. At March 31, 2015, the value of this security amounted to $ 226,555 or 0.48% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$11,980,825	25.71
Euro	11,943,566	25.63
British Pound	6,008,657	12.89
Swiss Franc	4,568,100	9.80
Japanese Yen	3,480,917	7.47
Canadian Dollar	3,312,446	7.11
Hong Kong Dollar	1,777,633	3.81
Swedish Krona	1,167,515	2.51
Danish Krone	1,123,461	2.41
Australian Dollar	664,988	1.43
Malaysian Ringgit	231,440	0.50
Singapore Dollar	213,449	0.46
Brazilian Real	125,762	0.27

Total Investments	$46,598,759	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$10,424,769	22.22
Health Care	8,767,558	18.68
Information Technology	8,459,950	18.03
Financials	6,352,500	13.54
Industrials	6,125,237	13.05
Consumer Staples	3,377,167	7.20
Materials	2,001,827	4.27
Energy	257,540	0.55

Total Stocks	45,766,548	97.54
Short-term Investments	832,211	1.78
Cash and Other Assets, Net of Liabilities	321,080	0.68

Net Assets	$46,919,839	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S.Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	State Street Bank and Trust Company	04/02/2015	4,821	$(5,174)	$10	$—
Euro	JPMorgan Chase Bank N.A.	04/01/2015	(109,735)	118,733	741	—
Euro	State Street Bank and Trust Company	04/01/2015	(5,885)	6,366	38	—
Euro	UBS AG	04/02/2015	(89,501)	96,124	—	(112)
Hong Kong Dollar	State Street Bank and Trust Company	04/01/2015	(113,400)	14,624	—	(3)
Japanese Yen	Credit Suisse London Branch (GFX)	04/01/2015	(7,885,657)	66,207	458	—

Total					$1,247	$(115)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (99.14%)
Consumer Discretionary (12.49%)
Amazon.com Inc. (a)	13,014	$4,842,511
AutoNation Inc. (a)	2,537	163,205
AutoZone Inc. (a)	1,095	746,965
Bed Bath & Beyond Inc. (a)	6,329	485,909
Best Buy Co. Inc.	9,947	375,897
BorgWarner Inc.	7,768	469,809
Cablevision Systems Corp. Class A	7,480	136,884
CarMax Inc. (a)	7,179	495,423
Carnival Corp.	15,388	736,162
CBS Corp. Class B	15,638	948,132
Chipotle Mexican Grill Inc. (a)	1,060	689,572
Coach Inc.	9,416	390,105
Comcast Corp. Class A	86,858	4,904,871
Darden Restaurants Inc.	4,240	294,002
Delphi Automotive PLC	9,922	791,180
DIRECTV (a)	17,158	1,460,146
Discovery Communications Inc. Class A (a)	5,074	156,076
Discovery Communications Inc. Class C (a)	9,337	275,208
Dollar General Corp. (a)	10,366	781,389
Dollar Tree Inc. (a)	7,026	570,125
DR Horton Inc.	11,335	322,821
Expedia Inc.	3,372	317,406
Family Dollar Stores Inc.	3,282	260,066
Ford Motor Co.	135,165	2,181,563
Fossil Group Inc. (a)	1,532	126,313
GameStop Corp. Class A	3,739	141,932
Gannett Co. Inc.	7,667	284,292
GAP Inc., The	9,117	395,040
Garmin Ltd.	4,116	195,592
General Motors Co.	46,239	1,733,962
Genuine Parts Co.	5,222	486,638
Goodyear Tire & Rubber Co., The	9,381	254,037
H&R Block Inc.	9,401	301,490
Hanesbrands Inc.	13,673	458,182
Harley-Davidson Inc.	7,320	444,617
Harman International Industries Inc.	2,329	311,224
Hasbro Inc.	3,850	243,474
Home Depot Inc., The	45,022	5,114,949
Interpublic Group of Companies Inc., The	14,289	316,073
Johnson Controls Inc.	22,467	1,133,235
Kohl’s Corp.	6,902	540,082
L Brands Inc.	8,399	791,942
Leggett & Platt Inc.	4,702	216,715
Lennar Corp. Class A	6,087	315,367
Lowe’s Companies Inc.	33,238	2,472,575
Macy’s Inc.	11,642	755,682
Marriott International Inc. Class A	7,090	569,469
Mattel Inc.	11,576	264,512
McDonald’s Corp.	32,853	3,201,196
Michael Kors Holdings Ltd. (a)	6,862	451,176
Mohawk Industries Inc. (a)	2,117	393,233
Netflix Inc. (a)	2,070	862,548
Newell Rubbermaid Inc.	9,262	361,866
News Corp. Class A (a)	17,044	272,874

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	23,911	$2,398,991
Nordstrom Inc.	4,810	386,339
Omnicom Group Inc.	8,479	661,192
O’Reilly Automotive Inc. (a)	3,466	749,488
Priceline Group Inc., The (a)	1,775	2,066,366
PulteGroup Inc.	11,401	253,444
PVH Corp.	2,815	299,966
Ralph Lauren Corp.	2,068	271,942
Ross Stores Inc.	7,075	745,422
Royal Caribbean Cruises Ltd.	5,630	460,816
Scripps Networks Interactive Class A	3,330	228,305
Staples Inc.	21,859	355,974
Starbucks Corp.	25,620	2,426,214
Starwood Hotels & Resorts Worldwide Inc.	5,869	490,062
Target Corp.	21,761	1,785,925
Tiffany & Co.	3,845	338,398
Time Warner Cable Inc.	9,583	1,436,300
Time Warner Inc.	28,389	2,397,167
TJX Companies Inc., The	23,336	1,634,687
Tractor Supply Co.	4,644	395,019
TripAdvisor Inc. (a)	3,809	316,795
Twenty-First Century Fox Inc. Class A	62,501	2,115,034
Under Armour Inc. Class A (a)	5,695	459,871
Urban Outfitters Inc. (a)	3,430	156,580
VF Corp.	11,702	881,278
Viacom Inc. Class B	12,483	852,589
Walt Disney Co., The	53,438	5,605,112
Whirlpool Corp.	2,660	537,480
Wyndham Worldwide Corp.	4,121	372,827
Wynn Resorts Ltd.	2,768	348,436
Yum! Brands Inc.	14,805	1,165,450

		78,799,183

Consumer Staples (9.61%)
Altria Group Inc.	67,315	3,367,101
Archer-Daniels-Midland Co.	21,681	1,027,679
Brown-Forman Corp. Class B	5,345	482,921
Campbell Soup Co.	6,121	284,933
Clorox Co., The	4,476	494,106
Coca-Cola Co., The	134,321	5,446,717
Coca-Cola Enterprises Inc.	7,417	327,831
Colgate-Palmolive Co.	29,145	2,020,914
ConAgra Foods Inc.	14,514	530,196
Constellation Brands Inc. Class A (a)	5,733	666,232
Costco Wholesale Corp.	15,033	2,277,424
CVS Health Corp.	38,463	3,969,766
Dr. Pepper Snapple Group Inc.	6,642	521,264
Estee Lauder Companies Inc. Class A, The	7,652	636,340
General Mills Inc.	20,626	1,167,432
Hershey Co., The	5,056	510,201
Hormel Foods Corp.	4,614	262,306
JM Smucker Co., The	3,479	402,625
Kellogg Co.	8,612	567,961
Keurig Green Mountain Inc.	4,151	463,791

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	12,492	$1,338,018
Kraft Foods Group Inc.	20,117	1,752,492
Kroger Co., The	16,778	1,286,201
Lorillard Inc.	12,300	803,805
McCormick & Company Inc.	4,412	340,209
Mead Johnson Nutrition Co. Class A	6,902	693,858
Molson Coors Brewing Co. Class B	5,444	405,306
Mondelez International Inc. Class A	56,382	2,034,826
Monster Beverage Corp. (a)	4,992	690,868
PepsiCo Inc.	50,670	4,845,065
Philip Morris International Inc.	52,877	3,983,224
Procter & Gamble Co., The	92,313	7,564,127
Reynolds American Inc.	10,528	725,484
Sysco Corp.	20,224	763,052
Tyson Foods Inc. Class A	10,011	383,421
Walgreens Boots Alliance Inc.	29,796	2,523,125
Wal-Mart Stores Inc.	53,956	4,437,881
Whole Foods Market Inc.	12,291	640,115

		60,638,817

Energy (7.97%)
Anadarko Petroleum Corp.	17,302	1,432,777
Apache Corp.	12,862	775,964
Baker Hughes Inc.	14,867	945,244
Cabot Oil & Gas Corp.	14,111	416,698
Cameron International Corp. (a)	6,746	304,380
Chesapeake Energy Corp.	17,724	250,972
Chevron Corp.	64,268	6,746,855
Cimarex Energy Co.	2,981	343,083
ConocoPhillips	42,052	2,618,158
CONSOL Energy Inc.	7,864	219,327
Devon Energy Corp.	13,225	797,600
Diamond Offshore Drilling Inc.	2,297	61,537
Ensco PLC Class A	8,006	168,686
EOG Resources Inc.	18,722	1,716,620
EQT Corp.	5,176	428,935
Exxon Mobil Corp.	143,382	12,187,470
FMC Technologies Inc. (a)	7,989	295,673
Halliburton Co.	29,078	1,275,943
Helmerich & Payne Inc.	3,695	251,519
Hess Corp.	8,305	563,660
Kinder Morgan Inc.	58,225	2,448,944
Marathon Oil Corp.	23,058	602,044
Marathon Petroleum Corp.	9,334	955,708
Murphy Oil Corp.	5,690	265,154
National-Oilwell Varco Inc.	14,012	700,460
Newfield Exploration Co. (a)	5,467	191,837
Noble Corp. PLC	8,603	122,851
Noble Energy Inc.	13,200	645,480
Occidental Petroleum Corp.	26,339	1,922,747
ONEOK Inc.	7,113	343,131
Phillips 66	18,578	1,460,231
Pioneer Natural Resources Co.	5,087	831,775
QEP Resources Inc.	5,663	118,074
Range Resources Corp.	5,764	299,959
Schlumberger Ltd.	43,592	3,637,316

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (a)	13,101	$303,812
Spectra Energy Corp.	22,924	829,161
Tesoro Corp.	4,313	393,734
Transocean Ltd.	11,634	170,671
Valero Energy Corp.	17,600	1,119,712
Williams Companies Inc., The	22,983	1,162,710

		50,326,612

Financials (16.07%)
ACE Ltd.	11,189	1,247,462
Affiliated Managers Group Inc. (a)	1,866	400,779
Aflac Inc.	15,002	960,274
Allstate Corp., The	14,234	1,013,034
American Express Co.	29,960	2,340,475
American International Group Inc.	46,912	2,570,309
American Tower Corp.	14,434	1,358,961
Ameriprise Financial Inc.	6,239	816,311
Aon PLC	9,579	920,733
Apartment Investment and Management Co.	5,318	209,316
Assurant Inc.	2,389	146,708
AvalonBay Communities Inc.	4,510	785,868
Bank of America Corp.	359,589	5,534,075
Bank of New York Mellon Corp.	38,075	1,532,138
BB&T Corp.	24,608	959,466
Berkshire Hathaway Inc. Class B (a)	62,334	8,996,043
BlackRock Inc.	4,336	1,586,282
Boston Properties Inc.	5,231	734,851
Capital One Financial Corp.	18,854	1,486,072
CBRE Group Inc. Class A (a)	9,553	369,797
Charles Schwab Corp., The	39,419	1,199,914
Chubb Corp., The	7,891	797,780
Cincinnati Financial Corp.	5,027	267,839
Citigroup Inc.	103,686	5,341,903
CME Group Inc.	10,817	1,024,478
Comerica Inc.	6,139	277,053
Crown Castle International Corp.	11,406	941,451
Discover Financial Services	15,287	861,423
E*TRADE Financial Corp. (a)	9,863	281,638
Equity Residential	12,444	968,890
Essex Property Trust Inc.	2,223	511,068
Fifth Third Bancorp	27,850	524,973
Franklin Resources Inc.	13,396	687,483
General Growth Properties Inc.	21,439	633,522
Genworth Financial Inc. Class A (a)	16,970	124,051
Goldman Sachs Group Inc., The	13,838	2,601,129
Hartford Financial Services Group Inc., The	14,389	601,748
HCP Inc.	15,690	677,965
Healthcare Realty Trust Inc.	11,933	923,137
Host Hotels & Resorts Inc.	25,873	522,117
Hudson City Bancorp Inc.	16,441	172,302
Huntington Bancshares Inc.	27,814	307,345
Intercontinental Exchange Inc.	3,851	898,323
Invesco Ltd.	14,719	584,197
Iron Mountain Inc.	6,371	232,414

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
JPMorgan Chase & Co.	127,440	$7,720,315
KeyCorp	29,598	419,108
Kimco Realty Corp.	14,044	377,081
Legg Mason Inc.	3,431	189,391
Leucadia National Corp.	10,813	241,022
Lincoln National Corp.	8,764	503,579
Loews Corp.	10,226	417,528
M&T Bank Corp.	4,554	578,358
Macerich Co., The	4,808	405,459
Marsh & McLennan Companies Inc.	18,479	1,036,487
McGraw Hill Financial Inc.	9,341	965,859
MetLife Inc.	38,196	1,930,808
Moody’s Corp.	6,078	630,896
Morgan Stanley	52,675	1,879,971
NASDAQ OMX Group Inc., The	4,010	204,269
Navient Corp.	13,723	278,989
Northern Trust Corp.	7,563	526,763
People’s United Financial Inc.	10,538	160,178
Plum Creek Timber Co. Inc.	5,995	260,483
PNC Financial Services Group Inc.	17,798	1,659,486
Principal Financial Group Inc.	9,331	479,333
Progressive Corp., The	18,275	497,080
ProLogis Inc.	17,485	761,647
Prudential Financial Inc.	15,519	1,246,331
Public Storage	4,957	977,223
Regions Financial Corp.	45,903	433,783
Simon Property Group Inc.	10,617	2,077,110
SL Green Realty Corp.	3,365	431,999
State Street Corp.	14,093	1,036,258
Suntrust Banks Inc.	17,932	736,826
T. Rowe Price Group Inc.	8,922	722,504
Torchmark Corp.	4,395	241,373
Travelers Companies Inc., The	10,985	1,187,808
U.S. Bancorp	60,884	2,658,804
Unum Group	8,610	290,415
Ventas Inc.	10,932	798,255
Vornado Realty Trust	5,965	668,080
Wells Fargo & Co.	160,264	8,718,362
Weyerhaeuser Co.	17,915	593,882
XL Group PLC	8,817	324,466
Zions Bancorporation	6,988	188,676

		101,389,342

Health Care (14.80%)
Abbott Laboratories	51,560	2,388,777
AbbVie Inc.	54,432	3,186,449
Actavis PLC (a)	13,345	3,971,739
Aetna Inc.	12,015	1,279,958
Agilent Technologies Inc.	11,394	473,421
Alexion Pharmaceuticals Inc. (a)	6,905	1,196,636
AmerisourceBergen Corp.	7,144	812,058
Amgen Inc.	25,939	4,146,349
Anthem Inc.	9,119	1,408,065
Baxter International Inc.	18,516	1,268,346
Becton, Dickinson and Co.	7,136	1,024,658
Biogen Inc. (a)	8,020	3,386,365

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Boston Scientific Corp. (a)	45,319	$804,412
Bristol-Myers Squibb Co.	56,801	3,663,664
C.R. Bard Inc.	2,559	428,249
Cardinal Health Inc.	11,307	1,020,683
Celgene Corp. (a)	27,358	3,153,830
Cerner Corp. (a)	10,383	760,659
Cigna Corp.	8,834	1,143,473
DaVita HealthCare Partners Inc. (a)	5,874	477,439
DENTSPLY International Inc.	4,818	245,188
Edwards Lifesciences Corp. (a)	3,689	525,535
Eli Lilly and Co.	33,474	2,431,886
Endo International PLC (a)	6,058	543,403
Express Scripts Holding Co. (a)	24,847	2,155,974
Gilead Sciences Inc. (a)	50,910	4,995,798
HCA Holdings Inc. (a)	10,063	757,039
Henry Schein Inc. (a)	2,871	400,849
Hospira Inc. (a)	5,849	513,776
Humana Inc.	5,114	910,394
Intuitive Surgical Inc. (a)	1,250	631,288
Johnson & Johnson	95,042	9,561,225
Laboratory Corp. of America Holdings (a)	3,406	429,463
Mallinckrodt PLC (a)	3,973	503,180
McKesson Corp.	7,955	1,799,421
Medtronic PLC	48,700	3,798,113
Merck & Co. Inc.	97,015	5,576,422
Mylan NV (a)	12,787	758,908
Patterson Companies Inc.	2,950	143,930
PerkinElmer Inc.	3,892	199,037
Perrigo Co. PLC	4,809	796,130
Pfizer Inc.	209,495	7,288,331
Quest Diagnostics Inc.	4,933	379,101
Regeneron Pharmaceuticals Inc. (a)	2,522	1,138,633
St. Jude Medical Inc.	9,615	628,821
Stryker Corp.	10,211	941,965
Tenet Healthcare Corp. (a)	3,385	167,591
Thermo Fisher Scientific Inc.	13,563	1,822,053
UnitedHealth Group Inc.	32,599	3,856,136
Universal Health Services Inc. Class B	3,111	366,196
Varian Medical Systems Inc. (a)	3,416	321,411
Vertex Pharmaceuticals Inc. (a)	8,268	975,376
Waters Corp. (a)	2,845	353,690
Zimmer Holdings Inc.	5,786	679,971
Zoetis Inc.	17,127	792,809

		93,384,273

Industrials (10.29%)
3M Co.	21,697	3,578,920
ADT Corp., The	5,991	248,742
Allegion PLC	3,244	198,435
American Airlines Group Inc.	24,501	1,293,163
AMETEK Inc.	8,240	432,930
Boeing Co., The	22,392	3,360,591
Caterpillar Inc.	20,683	1,655,260
CH Robinson Worldwide Inc.	4,998	365,954
Cintas Corp.	3,317	270,767

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSX Corp.	34,007	$1,126,312
Cummins Inc.	5,757	798,150
Danaher Corp.	20,978	1,781,032
Deere & Co.	11,605	1,017,642
Delta Air Lines Inc.	28,175	1,266,748
Dover Corp.	5,650	390,528
Dun & Bradstreet Corp.	1,221	156,728
Eaton Corp. PLC	16,214	1,101,579
Emerson Electric Co.	23,421	1,326,097
Equifax Inc.	4,120	383,160
Expeditors International of Washington Inc.	6,595	317,747
Fastenal Co.	9,318	386,091
FedEx Corp.	8,999	1,488,885
Flowserve Corp.	4,657	263,074
Fluor Corp.	5,052	288,772
General Dynamics Corp.	10,755	1,459,776
General Electric Co.	344,000	8,534,640
Honeywell International Inc.	26,744	2,789,667
Illinois Tool Works Inc.	11,933	1,159,172
Ingersoll-Rand PLC	9,070	617,486
Jacobs Engineering Group Inc. (a)	4,492	202,859
Joy Global Inc.	3,349	131,214
Kansas City Southern	3,770	384,842
L-3 Communications Holdings Inc.	2,821	354,854
Lockheed Martin Corp.	9,174	1,861,955
Masco Corp.	12,147	324,325
Nielsen N.V.	10,787	480,777
Norfolk Southern Corp.	10,508	1,081,483
Northrop Grumman Corp.	6,782	1,091,631
PACCAR Inc.	12,098	763,868
Pall Corp.	3,640	365,420
Parker Hannifin Corp.	4,869	578,340
Pentair PLC	6,236	392,182
Pitney Bowes Inc.	6,836	159,416
Precision Castparts Corp.	4,869	1,022,490
Quanta Services Inc. (a)	7,228	206,215
Raytheon Co.	10,535	1,150,949
Republic Services Inc.	8,625	349,830
Robert Half International Inc.	4,644	281,055
Rockwell Automation Inc.	4,639	538,078
Rockwell Collins Inc.	4,542	438,530
Roper Industries Inc.	3,422	588,584
Ryder System Inc.	1,812	171,941
Snap-on Inc.	1,978	290,885
Southwest Airlines Co.	23,189	1,027,273
Stanley Black & Decker Inc.	5,352	510,367
Stericycle Inc. (a)	2,901	407,387
Textron Inc.	9,431	418,076
Tyco International PLC	14,297	615,629
Union Pacific Corp.	30,124	3,262,730
United Parcel Service Inc. Class B	23,755	2,302,810
United Rentals Inc. (a)	3,299	300,737
United Technologies Corp.	28,246	3,310,431
W.W. Grainger Inc.	2,073	488,834
Waste Management Inc.	14,549	788,992

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Xylem Inc.	6,214	$217,614

		64,920,651

Information Technology (19.51%)
Accenture PLC Class A	21,438	2,008,526
Adobe Systems Inc. (a)	16,255	1,201,890
Akamai Technologies Inc. (a)	6,081	432,025
Alliance Data Systems Corp. (a)	2,147	636,049
Altera Corp.	10,414	446,865
Amphenol Corp. Class A	10,573	623,067
Analog Devices Inc.	10,632	669,816
Apple Inc.	199,100	24,774,013
Applied Materials Inc.	41,961	946,640
Autodesk Inc. (a)	7,773	455,809
Automatic Data Processing Inc.	16,242	1,390,965
Avago Technologies Ltd.	8,764	1,112,853
Broadcom Corp. Class A	18,612	805,807
CA Inc.	10,944	356,884
Cisco Systems Inc.	174,489	4,802,810
Citrix Systems Inc. (a)	5,500	351,285
Cognizant Technology Solutions Corp. Class A (a)	20,803	1,297,899
Computer Sciences Corp.	4,800	313,344
Corning Inc.	43,457	985,605
eBay Inc. (a)	37,639	2,171,018
Electronic Arts Inc. (a)	10,623	624,792
EMC Corp.	67,956	1,736,955
Equinix Inc.	1,927	448,702
F5 Networks Inc. (a)	2,466	283,442
Facebook Inc. Class A (a)	71,745	5,898,515
Fidelity National Information Services Inc.	9,694	659,774
First Solar Inc. (a)	2,550	152,464
Fiserv Inc. (a)	8,159	647,825
FLIR Systems Inc.	4,814	150,582
Google Inc. Class A (a)	9,760	5,413,872
Google Inc. Class C (a)	9,780	5,359,440
Harris Corp.	3,553	279,834
Hewlett-Packard Co.	62,127	1,935,877
Intel Corp.	161,885	5,062,144
International Business Machines Corp.	31,443	5,046,602
Intuit Inc.	9,459	917,145
Juniper Networks Inc.	12,381	279,563
KLA-Tencor Corp.	5,619	327,532
Lam Research Corp.	5,431	381,446
Linear Technology Corp.	8,150	381,420
MasterCard Inc. Class A	33,368	2,882,662
Microchip Technology Inc.	6,866	335,747
Micron Technology Inc. (a)	36,854	999,849
Microsoft Corp.	280,420	11,400,475
Motorola Solutions Inc.	6,518	434,555
NetApp Inc.	10,649	377,614
NVIDIA Corp.	17,642	369,159
Oracle Corp.	109,577	4,728,248
Paychex Inc.	11,156	553,505

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
QUALCOMM Inc.	56,385	$3,909,736
Red Hat Inc. (a)	6,269	474,877
salesforce.com inc. (a)	20,669	1,380,896
SanDisk Corp.	7,281	463,217
Seagate Technology PLC	11,180	581,695
Skyworks Solutions Inc.	6,510	639,868
Symantec Corp.	23,325	544,989
TE Connectivity Ltd.	13,894	995,088
Teradata Corp. (a)	4,961	218,979
Texas Instruments Inc.	35,793	2,046,823
Total System Services Inc.	5,631	214,823
VeriSign Inc. (a)	3,596	240,824
Visa Inc. Class A	66,744	4,365,725
Western Digital Corp.	7,458	678,753
Western Union Co.	17,848	371,417
Xerox Corp.	35,733	459,169
Xilinx Inc.	9,035	382,180
Yahoo! Inc. (a)	29,758	1,322,297

		123,144,266

Materials (3.13%)
Air Products & Chemicals Inc.	6,571	994,061
Airgas Inc.	2,297	243,735
Alcoa Inc.	41,708	538,867
Allegheny Technologies Inc.	3,693	110,827
Avery Dennison Corp.	3,100	164,021
Ball Corp.	4,678	330,454
CF Industries Holdings Inc.	1,638	464,668
Dow Chemical Co., The	37,198	1,784,760
E.I. du Pont de Nemours & Co.	30,950	2,211,996
Eastman Chemical Co.	5,074	351,425
Ecolab Inc.	9,228	1,055,499
FMC Corp.	4,553	260,659
Freeport-McMoRan Inc.	35,501	672,744
International Flavors & Fragrances Inc.	2,765	324,611
International Paper Co.	14,472	803,051
LyondellBasell Industries NV Class A	13,537	1,188,549
Martin Marietta Materials Inc.	2,110	294,978
MeadWestvaco Corp.	5,696	284,060
Monsanto Co.	16,538	1,861,186
Mosaic Co., The	10,629	489,572
Newmont Mining Corp.	17,042	369,982
Nucor Corp.	10,899	518,029
Owens-Illinois Inc. (a)	5,643	131,595
PPG Industries Inc.	4,650	1,048,761
Praxair Inc.	9,871	1,191,825
Sealed Air Corp.	7,214	328,670
Sherwin-Williams Co., The	2,757	784,366
Sigma-Aldrich Corp.	4,069	562,539
Vulcan Materials Co.	4,500	379,350

		19,744,840

Telecommunication Services (2.26%)
AT&T Inc.	177,381	5,791,490
CenturyLink Inc.	19,498	673,656

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Frontier Communications Corp.	34,185	$241,004
Level 3 Communications Inc. (a)	9,786	526,878
Verizon Communications Inc.	142,021	6,906,481
Windstream Holdings Inc.	20,489	151,619

		14,291,128

Utilities (3.01%)
AES Corp., The	22,413	288,007
AGL Resources Inc.	4,085	202,820
Ameren Corp.	8,290	349,838
American Electric Power Company Inc.	16,714	940,162
CenterPoint Energy Inc.	14,684	299,700
CMS Energy Corp.	9,398	328,084
Consolidated Edison Inc.	10,006	610,366
Dominion Resources Inc.	20,091	1,423,849
DTE Energy Co.	6,047	487,932
Duke Energy Corp.	24,164	1,855,312
Edison International	11,131	695,354
Entergy Corp.	6,166	477,803
Eversource Energy	10,823	546,778
Exelon Corp.	29,363	986,890
FirstEnergy Corp.	14,376	504,023
Integrys Energy Group Inc.	2,732	196,759
NextEra Energy Inc.	15,150	1,576,358
NiSource Inc.	10,786	476,310
NRG Energy Inc.	11,552	290,995
Pepco Holdings Inc.	8,596	230,631
PG&E Corp.	16,231	861,379
Pinnacle West Capital Corp.	3,774	240,592
PPL Corp.	22,722	764,823
Public Service Enterprise Group Inc.	17,289	724,755
SCANA Corp.	4,870	267,801
Sempra Energy	7,897	860,931
Southern Co.	31,081	1,376,267
TECO Energy Inc.	8,019	155,569
Wisconsin Energy Corp.	7,705	381,398
Xcel Energy Inc.	17,277	601,412

		19,002,898

Total Common Stocks
(cost $434,335,583)		625,642,010

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Short-term Investments (0.69%)
State Street Institutional U.S. Government Money Market Fund (a)	4,334,310	$4,334,310

Total Short-term Investments
(cost $4,334,310)		4,334,310

TOTAL INVESTMENTS (99.83%)
(cost $438,669,893)		629,976,320
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		1,072,299

NET ASSETS (100.00%)		$631,048,619

(a)	Non-income producing security.

(b)	At March 31, 2015, cash in the amount of $300,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	50	June 2015	$5,120,014	$5,152,000	$31,986

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.75%)
Consumer Discretionary (13.67%)
1-800-FLOWERS.COM Inc. (a)	4,167	$49,296
2U Inc. (a)	1,762	45,072
Aeropostale Inc. (a)	13,493	46,821
AH Belo Corp. Class A	3,103	25,531
AMC Entertainment Holdings Inc. Class A	3,616	128,332
American Axle & Manufacturing Holdings Inc. (a)	11,480	296,528
American Eagle Outfitters Inc.	32,993	563,520
American Public Education Inc. (a)	2,984	89,460
America’s Car-Mart Inc. (a)	1,325	71,881
Ann Inc. (a)	7,929	325,327
Arctic Cat Inc.	2,182	79,250
Asbury Automotive Group Inc. (a)	4,663	387,495
Ascent Capital Group LLC Class A (a)	2,381	94,788
Barnes & Noble Inc. (a)	6,942	164,872
Beazer Homes USA Inc. (a)	4,562	80,839
bebe stores inc.	4,879	17,711
Belmond Ltd. Class A (a)	16,340	200,655
Big 5 Sporting Goods Corp.	3,114	41,323
Biglari Holdings Inc. (a)	296	122,574
BJ’s Restaurants Inc. (a)	3,660	184,647
Black Diamond Inc. (a)	3,942	37,252
Bloomin’ Brands Inc.	13,092	318,528
Blue Nile Inc. (a)	2,061	65,622
Bob Evans Farms Inc.	4,160	192,442
Bon-Ton Stores Inc., The	2,592	18,040
Boot Barn Holdings Inc (a)	951	22,748
Boyd Gaming Corp. (a)	13,243	188,051
Bravo Brio Restaurant Group Inc. (a)	2,474	36,343
Bridgepoint Education Inc. (a)	2,834	27,348
Bright Horizons Family Solutions Inc. (a)	4,886	250,505
Brown Shoe Company Inc.	7,379	242,031
Brunswick Corp.	15,708	808,177
Buckle Inc., The	4,762	243,291
Buffalo Wild Wings Inc. (a)	3,201	580,149
Build-A-Bear Workshop Inc. (a)	2,103	41,324
Burlington Stores Inc. (a)	4,837	287,415
Caesars Acquisition Co. Class A (a)	7,842	53,326
Caesars Entertainment Corp. (a)	8,619	90,758
Callaway Golf Co.	13,194	125,739
Capella Education Co.	1,835	119,055
Career Education Corp. (a)	11,253	56,603
Carmike Cinemas Inc. (a)	4,108	138,029
Carriage Services Inc.	2,721	64,950
Carrols Restaurant Group Inc. (a)	5,896	48,878
Cato Corp. Class A	4,654	184,298
Cavco Industries Inc. (a)	1,498	112,440
Central European Media Enterprises Ltd. Class A (a)	11,670	31,042
Century Communities Inc. (a)	758	14,652
Cheesecake Factory Inc., The	8,442	416,444
Chegg Inc. (a)	12,425	98,779
Children’s Place Inc., The	3,753	240,905
Christopher & Banks Corp. (a)	6,247	34,733
Churchill Downs Inc.	2,276	261,672

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chuy’s Holdings Inc. (a)	2,824	$63,625
Cinedigm Corp. Class A (a)	13,109	21,237
Citi Trends Inc. (a)	2,638	71,226
ClubCorp Holdings Inc.	3,697	71,574
Collectors Universe Inc.	1,230	27,749
Columbia Sportswear Co.	4,617	281,175
Conn’s Inc. (a)	4,674	141,529
Container Store Group Inc., The (a)	2,983	56,826
Cooper Tire & Rubber Co.	9,865	422,617
Cooper-Standard Holding Inc. (a)	2,328	137,818
Core-Mark Holding Company Inc.	3,874	249,176
Cracker Barrel Old Country Store Inc.	3,231	491,564
Crocs Inc. (a)	13,128	155,042
Crown Media Holdings Inc. (a)	5,829	23,316
CSS Industries Inc.	1,640	49,446
Culp Inc.	1,496	40,018
Cumulus Media Inc. Class A (a)	24,441	60,369
Daily Journal Corp. (a)	186	34,075
Dana Holding Corp.	28,690	607,080
Dave & Buster’s Entertainment Inc. (a)	1,182	36,004
Del Frisco’s Restaurant Group Inc. (a)	3,957	79,734
Denny’s Corp. (a)	14,756	168,218
Destination Maternity Corp.	2,374	35,752
Destination XL Group Inc. (a)	5,859	28,943
Dex Media Inc. (a)	2,626	11,003
Diamond Resorts International Inc. (a)	5,973	199,677
DineEquity Inc.	2,824	302,196
Dixie Group Inc., The (a)	2,535	22,942
Dorman Products Inc. (a)	4,554	226,562
Drew Industries Inc.	3,989	245,483
E.W. Scripps Co. Class A, The (a)	5,261	149,623
El Pollo Loco Holdings Inc. (a)	1,407	36,033
Empire Resorts Inc. (a)	2,514	11,564
Entercom Communications Corp. Class A (a)	4,280	52,002
Entravision Communications Corp. Class A	9,915	62,762
Eros International PLC (a)	3,726	65,093
Escalade Inc.	1,657	28,799
Ethan Allen Interiors Inc.	4,292	118,631
EVINE Live Inc. (a)	7,354	49,345
Express Inc. (a)	14,361	237,387
Famous Dave’s of America Inc. (a)	792	22,572
Federal-Mogul Holdings Corp. (a)	4,732	62,983
Fiesta Restaurant Group Inc. (a)	4,524	275,964
Finish Line Inc. Class A, The	8,129	199,323
Five Below Inc. (a)	9,181	326,568
Flexsteel Industries Inc.	789	24,688
Fox Factory Holding Corp. (a)	1,907	29,253
Francesca’s Holdings Corp. (a)	7,214	128,409
Fred’s Inc. Class A	6,276	107,257
FTD Companies Inc. (a)	3,166	94,790
Fuel Systems Solutions Inc. (a)	2,435	26,882
Gaiam Inc. Class A (a)	2,473	18,028
Genesco Inc. (a)	4,051	288,553
Gentherm Inc. (a)	5,982	302,151

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	3,246	$365,662
Global Eagle Entertainment Inc. (a)	6,789	90,362
Grand Canyon Education Inc. (a)	7,920	342,936
Gray Television Inc. (a)	8,452	116,807
Group 1 Automotive Inc.	4,105	354,385
Guess? Inc.	10,384	193,039
Habit Restaurants Inc., The Class A (a)	957	30,758
Harte-Hanks Inc.	8,371	65,294
Haverty Furniture Companies Inc.	3,366	83,746
Helen of Troy Ltd. (a)	4,838	394,249
Hemisphere Media Group Inc. (a)	1,392	17,609
hhgregg Inc. (a)	2,100	12,873
Hibbett Sports Inc. (a)	4,373	214,539
Houghton Mifflin Harcourt Co. (a)	18,422	432,549
Hovnanian Enterprises Inc. Class A (a)	19,950	71,022
HSN Inc.	5,599	382,020
Iconix Brand Group Inc. (a)	8,140	274,074
Ignite Restaurant Group Inc. (a)	1,275	6,184
Installed Building Products Inc. (a)	1,505	32,749
International Speedway Corp. Class A	4,717	153,821
Interval Leisure Group Inc.	6,695	175,476
Intrawest Resorts Holdings Inc. (a)	2,261	19,716
iRobot Corp. (a)	4,994	162,954
Isle of Capri Casinos Inc. (a)	3,644	51,198
ITT Educational Services Inc. (a)	3,948	26,807
Jack in the Box Inc.	6,783	650,625
JAKKS Pacific Inc. (a)	3,289	22,497
Jamba Inc. (a)	2,948	43,365
Johnson Outdoors Inc. Class A	858	28,408
Journal Communications Inc. Class A (a)	7,539	111,728
K12 Inc. (a)	5,789	91,003
KB Home	14,230	222,273
Kirkland’s Inc. (a)	2,456	58,330
Krispy Kreme Doughnuts Inc. (a)	11,022	220,330
La Quinta Holdings Inc. (a)	7,454	176,511
Lands’ End Inc. (a)	2,803	100,572
La-Z-Boy Inc.	8,841	248,521
Leapfrog Enterprises Inc. (a)	11,308	24,651
Lee Enterprises Inc. Class A (a)	9,227	29,250
LGI Homes Inc. (a)	2,541	42,333
Libbey Inc.	3,666	146,310
Liberty Tax Inc. (a)	630	17,533
Life Time Fitness Inc. (a)	6,912	490,476
LifeLock Inc. (a)	13,722	193,617
Lifetime Brands Inc.	1,738	26,557
Lithia Motors Inc. Class A	3,865	384,220
Loral Space & Communications Inc. (a)	2,214	151,526
Lumber Liquidators Holdings Inc. (a)	4,693	144,451
M.D.C. Holdings Inc.	6,677	190,294
M/I Homes Inc. (a)	4,244	101,177
Malibu Boats Inc. Class A (a)	1,376	32,130
Marcus Corp., The	3,045	64,828
Marine Products Corp.	1,652	14,158
MarineMax Inc. (a)	4,225	112,005
Marriott Vacations Worldwide Corp.	4,548	368,615

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Martha Stewart Living Omnimedia Inc. Class A (a)	5,100	$33,150
Mattress Firm Holding Corp. (a)	2,531	176,259
McClatchy Co. Class A, The (a)	10,428	19,188
MDC Partners Inc. Class A	7,187	203,751
Media General Inc. (a)	13,476	222,219
Men’s Wearhouse Inc., The	8,068	421,150
Meredith Corp.	6,096	339,974
Meritage Homes Corp. (a)	6,658	323,845
Metaldyne Performance Group Inc. (a)	1,854	33,409
Modine Manufacturing Co. (a)	8,110	109,242
Monarch Casino & Resort Inc. (a)	1,657	31,715
Monro Muffler Brake Inc.	5,346	347,757
Morgans Hotel Group Co. (a)	4,923	38,153
Motorcar Parts of America Inc. (a)	3,022	83,981
Movado Group Inc.	3,139	89,524
NACCO Industries Inc. Class A	768	40,696
Nathan’s Famous Inc.	530	28,700
National CineMedia Inc.	10,461	157,961
Nautilus Inc. (a)	5,224	79,770
New Home Company Inc., The (a)	1,548	24,691
New Media Investment Group Inc.	7,546	180,576
New York & Co. Inc. (a)	5,408	13,520
New York Times Co. Class A, The	23,423	322,300
Nexstar Broadcasting Group Inc. Class A	5,184	296,628
Noodles & Company (a)	1,864	32,508
NutriSystem Inc.	4,909	98,082
Office Depot Inc. (a)	90,483	832,444
Orbitz Worldwide Inc. (a)	8,657	100,941
Outerwall Inc.	3,210	212,245
Overstock.com Inc. (a)	2,014	48,779
Oxford Industries Inc.	2,451	184,928
Pacific Sunwear of California Inc. (a)	8,530	23,543
Papa John’s International Inc.	5,192	320,918
Papa Murphy’s Holdings Inc. (a)	971	17,614
Penn National Gaming Inc. (a)	13,188	206,524
Pep Boys-Manny, Moe & Jack, The (a)	9,051	87,071
Perry Ellis International Inc. (a)	2,020	46,783
PetMed Express Inc.	3,417	56,449
Pier 1 Imports Inc.	16,018	223,932
Pinnacle Entertainment Inc. (a)	10,087	364,040
Pool Corp.	7,620	531,571
Popeyes Louisiana Kitchen Inc. (a)	4,000	239,280
Potbelly Corp. (a)	2,576	35,291
Quiksilver Inc. (a)	22,743	42,075
Radio One Inc. Class D (a)	3,920	12,074
ReachLocal Inc. (a)	2,259	6,574
Reading International Inc. Class A (a)	2,951	39,691
Red Robin Gourmet Burgers Inc. (a)	2,424	210,888
Regis Corp. (a)	7,452	121,915
Remy International Inc.	5,249	116,580
Rent-A-Center Inc.	8,920	244,765
Rentrak Corp. (a)	1,699	94,396
Restoration Hardware Holdings Inc. (a)	5,278	523,525
Ruby Tuesday Inc. (a)	10,300	61,903

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ruth’s Hospitality Group Inc.	6,045	$95,995
Ryland Group Inc., The	7,979	388,896
Saga Communications Inc. Class A	599	26,679
Salem Media Group Inc.	1,922	11,840
Scholastic Corp.	4,486	183,657
Scientific Games Corp. Class A (a)	8,608	90,126
Sears Hometown and Outlet Stores Inc. (a)	1,981	15,293
Select Comfort Corp. (a)	9,188	316,710
Sequential Brands Group Inc. (a)	2,728	29,190
SFX Entertainment Inc. (a)	7,624	31,182
Shake Shack Inc. Class A (a)	947	47,397
Shiloh Industries Inc. (a)	1,414	19,853
Shoe Carnival Inc.	2,500	73,600
Shutterfly Inc. (a)	6,514	294,693
Sinclair Broadcast Group Inc. Class A	11,627	365,204
Sizmek Inc. (a)	3,573	25,940
Skechers U.S.A. Inc. Class A (a)	6,610	475,325
Skullcandy Inc. (a)	3,431	38,770
Smith & Wesson Holding Corp. (a)	9,386	119,484
Sonic Automotive Inc.	6,784	168,922
Sonic Corp.	9,221	292,306
Sotheby’s	10,296	435,109
Spartan Motors Inc.	5,700	27,645
Speedway Motorsports Inc.	1,969	44,795
Sportsman’s Warehouse Holdings Inc. (a)	1,643	13,128
Stage Stores Inc.	5,396	123,676
Standard Motor Products Inc.	3,337	141,022
Standard Pacific Corp. (a)	24,639	221,751
Stein Mart Inc.	4,758	59,237
Steiner Leisure Ltd. (a)	2,323	110,110
Steven Madden Ltd. (a)	9,859	374,642
Stoneridge Inc. (a)	4,780	53,966
Strattec Security Corp.	582	42,975
Strayer Education Inc. (a)	1,843	98,435
Sturm, Ruger & Company Inc.	3,286	163,084
Superior Industries International Inc.	3,978	75,304
Systemax Inc. (a)	1,932	23,609
Tenneco Inc. (a)	10,308	591,885
Texas Roadhouse Inc. Class A	11,768	428,708
Tile Shop Holdings Inc., The (a)	4,837	58,576
Tilly’s Inc. Class A (a)	1,793	28,060
Time Inc.	18,645	418,394
Tower International Inc. (a)	3,467	92,222
Townsquare Media Inc. (a)	1,519	19,519
Travelport Worldwide Ltd.	5,094	85,070
Tri Pointe Homes Inc. (a)	24,710	381,275
Tuesday Morning Corp. (a)	7,385	118,898
Tumi Holdings Inc. (a)	8,578	209,818
Turtle Beach Corp. (a)	1,175	2,186
UCP Inc. Class A (a)	1,372	11,936
Unifi Inc. (a)	2,458	88,709
Universal Electronics Inc. (a)	2,702	152,501
Universal Technical Institute Inc.	3,792	36,403
Vail Resorts Inc.	6,115	632,413

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vera Bradley Inc. (a)	3,756	$60,960
Vince Holding Corp. (a)	1,880	34,874
Vitamin Shoppe Inc. (a)	5,211	214,641
VOXX International Corp. (a)	3,356	30,741
Wayfair Inc. Class A (a)	2,131	68,448
WCI Communities Inc. (a)	2,087	49,984
Weight Watchers International Inc. (a)	4,728	33,049
West Marine Inc. (a)	2,951	27,356
Weyco Group Inc.	1,071	32,023
William Lyon Homes Class A (a)	2,967	76,608
Winmark Corp.	405	35,466
Winnebago Industries Inc.	4,650	98,859
Wolverine World Wide Inc.	17,148	573,601
World Wrestling Entertainment Inc.	5,085	71,241
Zoe’s Kitchen Inc. (a)	998	33,223
Zumiez Inc. (a)	3,489	140,432

		42,940,367

Consumer Staples (3.10%)
22nd Century Group Inc. (a)	7,094	6,101
Alico Inc.	494	25,323
Alliance One International Inc. (a)	15,250	16,775
Andersons Inc., The	4,789	198,121
B&G Foods Inc. Class A	9,100	267,813
Boston Beer Co. Inc. (a)	1,408	376,499
Boulder Brands Inc. (a)	10,387	98,988
Calavo Growers Inc.	2,437	125,311
Cal-Maine Foods Inc.	5,271	205,885
Casey’s General Stores Inc.	6,512	586,731
Central Garden & Pet Co. (a)	7,415	78,747
Chefs’ Warehouse Inc., The (a)	3,105	69,645
Coca-Cola Bottling Co. Consolidated	780	88,187
Craft Brew Alliance Inc. (a)	1,922	26,216
Darling Ingredients Inc. (a)	27,841	390,052
Dean Foods Co.	15,822	261,538
Diamond Foods Inc. (a)	3,678	119,792
Diplomat Pharmacy Inc. (a)	2,603	90,012
Elizabeth Arden Inc. (a)	4,383	68,375
Fairway Group Holdings Corp. (a)	3,221	21,806
Farmer Brothers Co. (a)	1,256	31,086
Female Health Co., The	3,497	9,897
Fresh Del Monte Produce Inc.	5,686	221,242
Fresh Market Inc., The (a)	7,251	294,681
Freshpet Inc. (a)	2,017	39,190
HRG Group Inc. (a)	14,054	175,394
Ingles Markets Inc. Class A	1,969	97,426
Inter Parfums Inc.	2,842	92,706
Inventure Foods Inc. (a)	2,684	30,034
J&J Snack Foods Corp.	2,522	269,097
John B. Sanfilippo & Son Inc.	1,402	60,426
Lancaster Colony Corp.	3,123	297,216
Landec Corp. (a)	4,484	62,552
Liberator Medical Holdings Inc.	5,354	18,739
Lifeway Foods Inc. (a)	853	18,246
Limoneira Co.	1,908	41,594
Medifast Inc. (a)	2,089	62,607

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
National Beverage Corp. (a)	1,933	$47,185
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	41,774
Nature’s Sunshine Products Inc.	1,753	22,999
Nutraceutical International Corp. (a)	1,527	30,082
Oil-Dri Corporation of America	848	28,535
Omega Protein Corp. (a)	3,637	49,791
Orchids Paper Products Co.	1,369	36,908
Post Holdings Inc. (a)	8,828	413,504
PriceSmart Inc.	3,157	268,282
Revlon Inc. Class A (a)	1,914	78,857
Roundy’s Inc. (a)	6,714	32,831
Sanderson Farms Inc.	3,916	311,909
Seaboard Corp. (a)	48	198,336
Seneca Foods Corp. Class A (a)	1,374	40,959
Smart & Final Stores Inc. (a)	2,340	41,184
Snyder’s-Lance Inc.	8,022	256,383
SpartanNash Co.	6,324	199,585
SUPERVALU Inc. (a)	34,321	399,153
Synutra International Inc. (a)	3,147	20,141
Tootsie Roll Industries Inc.	3,298	111,870
TreeHouse Foods Inc. (a)	7,131	606,278
United Natural Foods Inc. (a)	8,401	647,213
Universal Corp.	3,902	184,018
USANA Health Sciences Inc. (a)	978	108,675
Vector Group Ltd.	12,842	282,139
Village Super Market Inc. Class A	1,134	35,653
WD-40 Co.	2,529	223,918
Weis Markets Inc.	1,860	92,554

		9,754,766

Energy (3.33%)
Abraxas Petroleum Corp. (a)	15,755	51,204
Adams Resources & Energy Inc.	372	25,002
Alon USA Energy Inc.	4,504	74,631
Alpha Natural Resources Inc. (a)	37,229	37,225
American Eagle Energy Corp. (a)	5,212	938
Amyris Inc. (a)	4,955	11,892
Approach Resources Inc. (a)	6,820	44,944
Arch Coal Inc. (a)	35,771	35,767
Ardmore Shipping Corp.	3,058	30,794
Aspen Aerogels Inc. (a)	1,075	7,826
Basic Energy Services Inc. (a)	5,523	38,274
Bill Barrett Corp. (a)	8,533	70,824
Bonanza Creek Energy Inc. (a)	6,618	163,200
Bristow Group Inc.	6,041	328,932
C&J Energy Services Ltd. (a)	7,731	86,046
Callon Petroleum Co. (a)	11,063	82,641
CARBO Ceramics Inc.	3,357	102,422
Carrizo Oil & Gas Inc. (a)	8,662	430,068
CHC Group Ltd. (a)	5,619	7,473
Clayton Williams Energy Inc. (a)	1,007	50,984
Clean Energy Fuels Corp. (a)	11,702	62,430
Cloud Peak Energy Inc. (a)	10,397	60,511
Comstock Resources Inc.	8,223	29,356
Contango Oil & Gas Co. (a)	2,930	64,460

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Delek US Holdings Inc.	10,025	$398,494
DHT Holdings Inc.	15,675	109,412
Diamondback Energy Inc. (a)	7,480	574,763
Dorian LPG Ltd. (a)	1,272	16,574
Eclipse Resources Corp. (a)	5,140	28,887
Emerald Oil Inc. (a)	12,238	9,056
Energy XXI Ltd.	15,532	56,536
Era Group Inc. (a)	3,446	71,815
Evolution Petroleum Corp.	3,345	19,903
EXCO Resources Inc.	25,373	46,433
Exterran Holdings Inc.	9,866	331,202
FMSA Holdings Inc. (a)	4,443	32,167
Forum Energy Technologies Inc. (a)	10,056	197,098
Frontline Ltd. (a)	12,320	27,597
FX Energy Inc. (a)	9,323	11,654
GasLog Ltd.	7,125	138,368
Gastar Exploration Inc. (a)	11,913	31,212
Geospace Technologies Corp. (a)	2,279	37,626
Glori Energy Inc. (a)	2,059	4,386
Goodrich Petroleum Corp. (a)	7,237	25,691
Green Plains Inc.	6,340	181,007
Gulf Island Fabrication Inc.	2,375	35,292
GulfMark Offshore Inc. Class A	4,195	54,703
Halcon Resources Corp. (a)	44,533	68,581
Hallador Energy Co.	1,723	20,142
Harvest Natural Resources Inc. (a)	7,169	3,205
Helix Energy Solutions Group Inc. (a)	17,779	265,974
Hercules Offshore Inc. (a)	28,005	11,740
Hornbeck Offshore Services Inc. (a)	6,129	115,286
Independence Contract Drilling Inc. (a)	1,577	10,992
ION Geophysical Corp. (a)	21,636	46,950
Isramco Inc. (a)	144	18,115
Jones Energy Inc. Class A (a)	2,330	20,923
Key Energy Services Inc. (a)	22,874	41,631
Magnum Hunter Resources Corp. (a)	34,120	91,100
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	12,446	272,816
Matrix Service Co. (a)	4,498	78,985
McDermott International Inc. (a)	39,922	153,300
Midstates Petroleum Company Inc. (a)	6,438	5,472
Miller Energy Resources Inc. (a)	5,236	3,273
Mitcham Industries Inc. (a)	2,198	10,111
Natural Gas Services Group (a)	2,128	40,900
Navios Maritime Acquisition Corp.	13,865	49,082
Newpark Resources Inc. (a)	14,195	129,316
Nordic American Offshore Ltd.	3,037	27,819
Nordic American Tankers Ltd.	15,051	179,257
North Atlantic Drilling Ltd.	12,460	14,454
Northern Oil and Gas Inc. (a)	10,526	81,155
Nuverra Environmental Solutions Inc. (a)	2,625	9,345
Pacific Ethanol Inc. (a)	4,125	44,509
Panhandle Oil & Gas Inc.	2,382	47,140
Parker Drilling Co. (a)	20,789	72,554
Parsley Energy Inc. Class A (a)	8,997	143,772

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PDC Energy Inc. (a)	6,735	$363,959
Penn Virginia Corp. (a)	11,236	72,809
Petroquest Energy Inc. (a)	10,125	23,288
PHI Inc. (a)	2,137	64,281
Pioneer Energy Services Corp. (a)	10,798	58,525
Profire Energy Inc. (a)	2,634	3,556
Renewable Energy Group Inc. (a)	5,940	54,767
Resolute Energy Corp. (a)	13,479	7,594
REX American Resources Corp. (a)	1,089	66,222
Rex Energy Corp. (a)	8,336	31,010
RigNet Inc. (a)	2,020	57,752
Ring Energy Inc. (a)	3,424	36,363
Rosetta Resources Inc. (a)	12,425	211,474
RSP Permian Inc. (a)	4,212	106,100
Sanchez Energy Corp. (a)	8,735	113,642
Scorpio Tankers Inc.	27,621	260,190
SEACOR Holdings Inc. (a)	3,158	220,018
SemGroup Corp. Class A	7,205	586,055
Ship Finance International Ltd.	9,974	147,615
Solazyme Inc. (a)	13,178	37,689
Stone Energy Corp. (a)	9,506	139,548
Swift Energy Co. (a)	7,648	16,520
Synergy Resources Corp. (a)	13,633	161,551
Teekay Tankers Ltd. Class A	13,482	77,387
Tesco Corp.	5,761	65,503
TETRA Technologies Inc. (a)	13,557	83,782
TransAtlantic Petroleum Ltd. (a)	3,831	20,458
Triangle Petroleum Corp. (a)	11,378	57,231
US Silica Holdings Inc.	9,100	324,051
VAALCO Energy Inc. (a)	8,360	20,482
Vantage Drilling Co. (a)	36,185	11,851
Vertex Energy Inc. (a)	2,031	7,515
W&T Offshore Inc.	6,085	31,094
Warren Resources Inc. (a)	12,796	11,388
Western Refining Inc.	8,382	413,987
Westmoreland Coal Co. (a)	2,542	68,024
Willbros Group Inc. (a)	6,634	21,959

		10,470,859

Financials (23.17%)
1st Source Corp.	2,552	81,996
Acadia Realty Trust	11,546	402,724
AG Mortgage Investment Trust Inc.	4,934	92,952
Agree Realty Corp.	2,988	98,514
Alexander & Baldwin Inc.	8,226	355,199
Alexander’s Inc.	359	163,912
Altisource Asset Management Corp. (a)	243	44,987
Altisource Portfolio Solutions SA (a)	2,287	29,434
Altisource Residential Corp.	9,635	200,986
Ambac Financial Group Inc. (a)	7,658	185,324
American Assets Trust Inc.	6,068	262,623
American Capital Mortgage Investment Corp.	8,735	156,881
American Equity Investment Life Holding Co.	12,605	367,184

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American National Bankshares Inc.	1,465	$33,080
American Residential Properties Inc. (a)	5,491	98,783
Ameris Bancorp	5,041	133,032
Amerisafe Inc.	3,152	145,780
Ames National Corp.	1,401	34,815
AmTrust Financial Services Inc.	5,094	290,282
Anchor BanCorp Wisconsin Inc. (a)	1,105	38,377
Anworth Mortgage Asset Corp.	17,654	89,859
Apollo Commercial Real Estate Finance Inc.	9,600	164,928
Apollo Residential Mortgage Inc.	5,493	87,613
Ares Commercial Real Estate Corp.	4,889	54,023
Argo Group International Holdings Ltd.	4,877	244,582
Arlington Asset Investment Corp. Class A	3,748	90,177
Armada Hoffler Properties Inc.	4,424	47,160
Armour Residential REIT Inc.	61,081	193,627
Arrow Financial Corp.	1,863	50,580
Ashford Hospitality Prime Inc.	3,978	66,711
Ashford Hospitality Trust Inc.	13,001	125,070
Ashford Inc. (a)	138	16,389
Associated Estates Realty Corp.	9,792	241,667
Astoria Financial Corp.	14,763	191,181
Atlas Financial Holdings Inc. (a)	2,001	35,358
AV Homes Inc. (a)	1,911	30,500
Aviv REIT Inc.	3,333	121,654
Baldwin & Lyons Inc.	1,564	36,691
Banc of California Inc.	5,667	69,761
BancFirst Corp.	1,206	73,542
Banco Latinoamericano de Comercio Exterior SA	5,067	166,147
Bancorp Inc., The (a)	5,551	50,126
BancorpSouth Inc.	16,246	377,232
Bank Mutual Corp.	7,966	58,311
Bank of Kentucky Financial Corp., The	1,047	51,355
Bank of Marin Bancorp	1,022	52,020
Bank of the Ozarks Inc.	14,394	531,570
BankFinancial Corp.	3,194	41,969
Banner Corp.	3,339	153,260
BBCN Bancorp Inc.	13,478	195,027
BBX Capital Corp. Class A (a)	1,350	25,110
Beneficial Bancorp Inc. (a)	5,478	61,847
Berkshire Hills Bancorp Inc.	4,303	119,193
BGC Partners Inc. Class A	29,393	277,764
Blue Hills Bancorp Inc. (a)	4,803	63,496
BNC Bancorp	3,427	62,029
BofI Holding Inc. (a)	2,528	235,205
Boston Private Financial Holdings Inc.	13,612	165,386
Bridge Bancorp Inc.	1,985	51,273
Bridge Capital Holdings (a)	1,643	42,899
Brookline Bancorp Inc.	11,932	119,917
Bryn Mawr Bank Corp.	2,622	79,735
C1 Financial Inc. (a)	546	10,238

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Calamos Asset Management Inc. Class A	2,906	$39,086
Camden National Corp.	1,241	49,441
Campus Crest Communities Inc.	10,959	78,466
Capital Bank Financial Corp. Class A (a)	3,892	107,458
Capital City Bank Group Inc.	1,774	28,828
Capitol Federal Financial Inc.	24,208	302,600
Capstead Mortgage Corp.	16,277	191,580
Cardinal Financial Corp.	5,499	109,870
CareTrust REIT Inc.	4,735	64,207
Cascade Bancorp (a)	5,247	25,186
Cash America International Inc.	4,745	110,558
CatchMark Timber Trust Inc. Class A	3,323	38,946
Cathay General Bancorp	13,464	383,051
Cedar Realty Trust Inc.	14,263	106,830
Centerstate Banks Inc.	6,092	72,556
Central Pacific Financial Corp.	2,856	65,602
Century Bancorp Inc. Class A	624	24,773
Chambers Street Properties	40,315	317,682
Charter Financial Corp.	2,845	32,718
Chatham Lodging Trust	6,511	191,489
Chemical Financial Corp.	5,556	174,236
Chesapeake Lodging Trust	9,333	315,735
CIFC Corp.	843	6,449
Citizens & Northern Corp.	2,103	42,439
Citizens Inc. (a)	7,414	45,670
City Holding Co.	2,695	126,746
Clifton Bancorp Inc.	4,406	62,169
CNB Financial Corp.	2,471	42,056
CNO Financial Group Inc.	34,689	597,345
CoBiz Financial Inc.	6,086	74,980
Cohen & Steers Inc.	3,284	134,480
Colony Financial Inc.	18,243	472,859
Columbia Banking System Inc.	9,691	280,748
Community Bank System Inc.	6,902	244,262
Community Trust Bancorp Inc.	2,702	89,598
CommunityOne Bancorp (a)	1,876	18,460
ConnectOne Bancorp Inc.	3,828	74,493
Consolidated-Tomoka Land Co.	725	43,254
Consumer Portfolio Services Inc. (a)	3,593	25,115
CorEnergy Infrastructure Trust Inc.	7,955	55,128
Coresite Realty Corp.	3,597	175,102
Cousins Properties Inc.	37,500	397,500
Cowen Group Inc. Class A (a)	19,358	100,662
Crawford & Co. Class B	4,798	41,455
Credit Acceptance Corp. (a)	1,098	214,110
CU Bancorp (a)	1,723	39,198
CubeSmart	27,471	663,425
Customers Bancorp Inc. (a)	4,417	107,598
CVB Financial Corp.	17,882	285,039
CyrusOne Inc.	5,647	175,735
CYS Investments Inc.	27,640	246,272
DCT Industrial Trust Inc.	13,993	484,997
Diamond Hill Investment Group	479	76,640
DiamondRock Hospitality Co.	33,133	468,169
Dime Community Bancshares	5,551	89,371

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Donegal Group Inc.	1,325	$20,829
DuPont Fabros Technology Inc.	10,830	353,924
Dynex Capital Inc.	9,301	78,779
Eagle Bancorp Inc. (a)	4,892	187,853
Easterly Government Properties Inc. (a)	2,155	34,588
EastGroup Properties Inc.	5,319	319,885
Education Realty Trust Inc.	6,937	245,431
eHealth Inc. (a)	3,027	28,393
EMC Insurance Group Inc.	860	29,068
Empire State Realty Trust Inc. Class A	15,675	294,847
Employers Holdings Inc.	5,330	143,857
Encore Capital Group Inc. (a)	4,365	181,540
Enova International Inc. (a)	4,430	87,227
Enstar Group Ltd. (a)	1,456	206,548
Enterprise Bancorp Inc.	1,316	27,965
Enterprise Financial Services Corp.	3,382	69,872
EPR Properties	9,699	582,231
Equity One Inc.	11,031	294,417
Essent Group Ltd. (a)	7,566	180,903
EverBank Financial Corp.	15,426	278,131
Evercore Partners Inc. Class A	5,619	290,278
Excel Trust Inc.	10,339	144,953
EZCORP Inc. Class A (a)	8,723	79,641
F.N.B. Corp.	29,397	386,277
FBL Financial Group Inc. Class A	1,655	102,627
FBR & Co. (a)	1,231	28,448
FCB Financial Holdings Inc. Class A (a)	1,370	37,497
Federal Agricultural Mortgage Corp. Class C	1,813	51,108
Federated National Holding Co.	2,311	70,717
FelCor Lodging Trust Inc.	20,959	240,819
Fidelity & Guaranty Life	1,880	39,856
Fidelity Southern Corp.	2,817	47,551
Fifth Street Asset Management Inc.	1,091	12,296
Financial Engines Inc.	8,707	364,214
Financial Institutions Inc.	2,360	54,115
First American Financial Corp.	18,114	646,308
First BanCorp (a)	17,496	108,475
First Bancorp (North Carolina)	3,299	57,930
First Bancorp Inc.	1,619	28,252
First Busey Corp.	12,384	82,849
First Business Financial Services Inc.	658	28,452
First Cash Financial Services Inc. (a)	4,887	227,343
First Citizens BancShares Inc. Class A	1,627	422,516
First Commonwealth Financial Corp.	15,907	143,163
First Community Bancshares Inc.	2,766	48,488
First Connecticut Bancorp Inc.	2,695	41,422
First Defiance Financial Corp.	1,634	53,628
First Financial Bancorp	9,764	173,897
First Financial Bankshares Inc.	10,817	298,982
First Financial Corp. Indiana	1,982	71,134
First Financial Northwest Inc.	2,282	28,183
First Industrial Realty Trust Inc.	18,718	401,127
First Interstate BancSystem Inc.	3,055	84,990
First Merchants Corp.	6,135	144,418
First Midwest Bancorp Inc.	12,806	222,440

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First NBC Bank Holding Co. (a)	2,561	$84,462
First of Long Island Corp., The	2,026	51,663
First Potomac Realty Trust	9,953	118,341
FirstMerit Corp.	27,953	532,784
Flagstar Bancorp Inc. (a)	3,387	49,145
Flushing Financial Corp.	5,158	103,521
Forestar Group Inc. (a)	5,938	93,642
Fox Chase Bancorp	2,012	33,862
Franklin Street Properties Corp.	15,259	195,620
FRP Holdings Inc. (a)	1,156	42,078
FXCM Inc. Class A	7,885	16,795
Gain Capital Holdings Inc.	3,933	38,425
GAMCO Investors Inc.	1,106	86,832
Geo Group Inc., The	12,279	537,083
German American Bancorp Inc.	2,229	65,599
Getty Realty Corp.	4,364	79,425
Glacier Bancorp Inc.	12,573	316,211
Gladstone Commercial Corp.	3,065	57,040
Global Indemnity PLC (a)	1,355	37,601
Government Properties Income Trust	11,551	263,940
Gramercy Property Trust Inc.	7,888	221,409
Great Ajax Corp. (a)	464	6,742
Great Southern Bancorp Inc.	1,742	68,617
Great Western Bancorp Inc.	3,077	67,725
Green Bancorp Inc. (a)	823	9,201
Green Dot Corp. Class A (a)	5,297	84,328
Greenhill & Co. Inc.	4,831	191,549
Greenlight Capital Re Ltd. Class A (a)	4,795	152,481
Guaranty Bancorp	2,476	41,993
Hallmark Financial Services Inc. (a)	2,453	26,002
Hampton Roads Bankshares Inc. (a)	5,921	11,191
Hancock Holding Co.	13,899	415,024
Hanmi Financial Corp.	5,357	113,301
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,464	81,602
Hatteras Financial Corp.	16,337	296,680
HCI Group Inc.	1,462	67,062
Healthcare Realty Trust Inc.	16,285	452,397
Heartland Financial USA Inc.	2,664	86,926
Heritage Commerce Corp.	3,398	31,024
Heritage Financial Corp.	5,183	88,111
Heritage Insurance Holdings Inc. (a)	1,244	27,380
Heritage Oaks Bancorp	3,905	32,451
Hersha Hospitality Trust	34,276	221,766
HFF Inc. Class A	5,534	207,746
Highwoods Properties Inc.	15,232	697,321
Hilltop Holdings Inc. (a)	12,746	247,782
Home Bancshares Inc.	9,152	310,161
Home Loan Servicing Solutions Ltd.	12,081	199,820
HomeStreet Inc. (a)	3,591	65,787
HomeTrust Bancshares Inc. (a)	3,533	56,422
Horace Mann Educators Corp.	6,878	235,228
Horizon Bancorp	1,597	37,354
Hudson Pacific Properties Inc.	11,139	369,703
Hudson Valley Holding Corp.	2,494	63,747
IBERIABANK Corp.	5,311	334,752

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Independence Holding Co.	1,269	$17,246
Independent Bank Corp.	4,192	183,903
Independent Bank Corp. (Michigan)	3,325	42,660
Independent Bank Group Inc.	1,571	61,128
Infinity Property & Casualty Corp.	1,952	160,162
InfraREIT Inc. (a)	3,819	109,185
Inland Real Estate Corp.	14,938	159,687
International Bancshares Corp.	9,212	239,788
INTL FCStone Inc. (a)	2,530	75,217
Invesco Mortgage Capital	20,930	325,043
Investment Technology Group Inc. (a)	5,793	175,586
Investors Bancorp Inc.	60,741	711,885
Investors Real Estate Trust	18,886	141,645
iStar Financial Inc. (a)	14,335	186,355
James River Group Holdings Ltd.	1,861	43,789
Janus Capital Group Inc.	25,404	436,695
JG Wentworth Co. Class A (a)	2,054	21,341
Kansas City Life Insurance Co.	656	30,130
KCG Holdings Inc. Class A (a)	7,590	93,053
Kearny Financial Corp. (a)	2,446	33,217
Kemper Corp.	7,251	282,499
Kennedy-Wilson Holdings Inc.	12,180	318,385
Kite Realty Group Trust	5,655	159,301
Ladder Capital Corp. Class A (a)	2,599	48,107
Ladenburg Thalmann Financial Services Inc. (a)	17,002	65,628
Lakeland Bancorp Inc.	6,534	75,141
Lakeland Financial Corp.	2,834	115,004
LaSalle Hotel Properties	18,940	736,008
LegacyTexas Financial Group Inc.	7,038	159,974
LendingTree Inc. (a)	1,057	59,203
Lexington Realty Trust	35,018	344,227
LTC Properties Inc.	5,941	273,286
Macatawa Bank Corp.	4,344	23,240
Mack-Cali Realty Corp.	15,105	291,224
Maiden Holdings Ltd.	8,426	124,958
MainSource Financial Group Inc.	3,460	67,954
Manning & Napier Inc.	2,312	30,079
Marcus & Millichap Inc. (a)	1,320	49,474
MarketAxess Holdings Inc.	6,381	528,985
Marlin Business Services Corp.	1,319	26,420
MB Financial Inc.	11,277	353,083
Meadowbrook Insurance Group Inc.	8,401	71,408
Medical Properties Trust Inc.	35,213	519,040
Medley Management Inc. Class A	1,008	11,078
Mercantile Bank Corp.	2,846	55,639
Merchants Bancshares Inc.	933	27,216
Meridian Bancorp Inc. (a)	3,441	45,318
Meta Financial Group Inc.	1,047	41,597
Metro Bancorp Inc.	2,418	66,664
MGIC Investment Corp. (a)	57,311	551,905
MidSouth Bancorp Inc.	1,500	22,125
MidWestOne Financial Group Inc.	1,183	34,106
Moelis & Co.	1,268	38,192
Monmouth Real Estate Investment Corp. Class A	9,430	104,767
Montpelier Re Holdings Ltd.	6,230	239,481

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Bank Holdings Corp. Class A	5,731	$107,800
National Bankshares Inc.	1,186	35,390
National General Holdings Corp.	6,064	113,397
National Health Investors Inc.	6,364	451,908
National Interstate Corp.	1,192	33,471
National Penn Bancshares Inc.	21,046	226,665
National Western Life Insurance Co.	376	95,617
Navigators Group Inc., The (a)	1,769	137,699
NBT Bancorp Inc.	7,426	186,096
Nelnet Inc. Class A	3,533	167,182
New Residential Investment Corp.	23,895	359,142
New York Mortgage Trust Inc.	17,847	138,493
New York REIT Inc.	27,613	289,384
NewBridge Bancorp	5,706	50,898
NewStar Financial Inc. (a)	4,468	52,410
Nicholas Financial Inc. (a)	1,000	14,010
NMI Holdings Inc. Class A (a)	8,657	64,841
Northfield Bancorp Inc.	7,934	117,582
Northrim BanCorp Inc.	1,205	29,571
Northwest Bancshares Inc.	16,074	190,477
OceanFirst Financial Corp.	2,352	40,619
OFG Bancorp	7,703	125,713
Old Line Bancshares Inc.	1,336	21,109
Old National Bancorp	19,945	283,020
OM Asset Management PLC	4,097	76,368
On Deck Capital Inc. (a)	1,912	40,706
One Liberty Properties Inc.	2,051	50,085
OneBeacon Insurance Group Ltd. Class A	3,803	57,844
Oppenheimer Holdings Inc. Class A	1,768	41,477
Opus Bank	897	27,699
Oritani Financial Corp.	7,821	113,796
Owens Realty Mortgage Inc.	1,781	26,679
Pacific Continental Corp.	3,093	40,889
Pacific Premier Bancorp Inc. (a)	3,400	55,046
Palmetto Bancshares Inc.	810	15,390
Park National Corp.	2,176	186,179
Park Sterling Corp.	7,711	54,748
Parkway Properties Inc.	13,376	232,074
Patriot National Inc. (a)	1,354	17,196
Peapack-Gladstone Financial Corp.	2,418	52,229
Pebblebrook Hotel Trust	12,106	563,776
Penns Woods Bancorp Inc.	803	39,275
Pennsylvania Real Estate Investment Trust	11,609	269,677
PennyMac Financial Services Inc. Class A (a)	2,351	39,896
PennyMac Mortgage Investment Trust	12,560	267,402
Peoples Bancorp Inc.	2,479	58,604
Peoples Financial Services Corp.	1,269	56,940
PHH Corp. (a)	8,679	209,771
Phoenix Companies Inc., The (a)	954	47,690
Physicians Realty Trust	11,922	209,946
PICO Holdings Inc. (a)	3,845	62,327
Pinnacle Financial Partners Inc.	6,005	266,982
Piper Jaffray Companies Inc. (a)	2,763	144,947
Potlatch Corp.	6,928	277,397

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PRA Group Inc. (a)	8,463	$459,710
Preferred Bank	1,949	53,539
Primerica Inc.	9,260	471,334
PrivateBancorp Inc.	12,123	426,366
Prosperity Bancshares Inc.	11,809	619,736
Provident Financial Services Inc.	10,251	191,181
PS Business Parks Inc.	3,253	270,129
Pzena Investment Management Inc. Class A	1,958	17,955
QTS Realty Trust Inc. Class A	2,385	86,838
Radian Group Inc.	32,342	543,022
RAIT Financial Trust	14,014	96,136
Ramco-Gershenson Properties Trust	13,151	244,609
RCS Capital Corp. Class A	1,590	16,918
RE/MAX Holdings Inc. Class A	1,802	59,844
Redwood Trust Inc.	14,028	250,680
Regional Management Corp. (a)	1,843	27,203
Renasant Corp.	5,287	158,874
Republic Bancorp Inc. Class A	1,659	41,027
Republic First Bancorp Inc. (a)	5,192	18,847
Resource America Inc. Class A	2,406	21,895
Resource Capital Corp.	21,900	99,426
Retail Opportunity Investments Corp.	15,262	279,295
Rexford Industrial Realty Inc.	9,767	154,416
RLI Corp.	7,267	380,863
RLJ Lodging Trust	22,184	694,581
Rouse Properties Inc.	6,377	120,908
Ryman Hospitality Properties Inc.	7,369	448,846
S&T Bancorp Inc.	5,422	153,876
Sabra Health Care REIT Inc.	9,976	330,704
Safeguard Scientifics Inc. (a)	3,529	63,804
Safety Insurance Group Inc.	2,191	130,912
Sandy Spring Bancorp Inc.	4,293	112,605
Saul Centers Inc.	1,684	96,325
Seacoast Banking Corporation of Florida (a)	3,250	46,378
Select Income REIT	6,244	156,038
Selective Insurance Group Inc.	9,495	275,830
ServisFirst Bancshares Inc.	300	9,897
Sierra Bancorp	2,017	33,684
Silver Bay Realty Trust Corp.	6,120	98,899
Silvercrest Asset Management Group Inc. Class A	988	14,079
Simmons First National Corp.	3,783	172,013
South State Corp.	4,074	278,621
Southside Bancshares Inc.	4,047	116,108
Southwest Bancorp Inc.	3,435	61,109
Sovran Self Storage Inc.	6,003	563,922
Springleaf Holdings Inc. (a)	4,165	215,622
Square 1 Financial Inc. Class A (a)	1,177	31,508
St. Joe Co., The (a)	6,564	121,828
STAG Industrial Inc.	9,635	226,615
Starwood Waypoint Residential Trust	6,749	174,462
State Auto Financial Corp.	2,602	63,203
State Bank Financial Corp.	5,892	123,732
State National Companies Inc.	4,482	44,596
Sterling Bancorp	15,211	203,980

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stewart Information Services Corp.	3,643	$148,052
Stifel Financial Corp. (a)	11,089	618,212
Stock Yards Bancorp Inc.	2,511	86,454
Stonegate Bank	1,675	50,568
Stonegate Mortgage Corp. (a)	2,436	26,358
Store Capital Corp.	5,399	126,067
Strategic Hotels & Resorts Inc. (a)	45,279	562,818
Suffolk Bancorp	1,941	46,118
Summit Hotel Properties Inc.	14,563	204,901
Sun Bancorp Inc. (a)	1,436	27,155
Sun Communities Inc.	8,144	543,368
Sunstone Hotel Investors Inc.	34,619	577,099
Susquehanna Bancshares Inc.	31,714	434,799
Symetra Financial Corp.	12,738	298,833
Talmer Bancorp Inc. Class A	3,010	46,098
Tejon Ranch Co. (a)	2,278	60,253
Terreno Realty Corp.	7,281	166,007
Territorial Bancorp Inc.	1,448	34,404
Texas Capital Bancshares Inc. (a)	7,739	376,502
Third Point Reinsurance Ltd. (a)	9,616	136,066
Tiptree Financial Inc. Class A (a)	1,139	7,552
Tompkins Financial Corp.	2,545	137,048
TowneBank	7,349	118,172
Trade Street Residential Inc.	3,081	22,060
Trico Bancshares	3,862	93,190
Tristate Capital Holdings Inc. (a)	3,684	38,571
Triumph Bancorp Inc. (a)	1,293	17,662
Trustco Bank Corp. NY	15,982	109,956
Trustmark Corp.	11,363	275,894
UMB Financial Corp.	6,373	337,068
UMH Properties Inc.	3,315	33,382
Umpqua Holdings Corp.	28,146	483,548
Union Bankshares Corp.	7,888	175,192
United Bankshares Inc.	11,706	439,911
United Community Banks Inc.	8,504	160,556
United Community Financial Corp.	8,355	45,618
United Financial Bancorp Inc.	8,238	102,398
United Fire Group Inc.	3,518	111,767
United Insurance Holdings Corp.	2,848	64,080
Universal Health Realty Income Trust	2,090	117,562
Universal Insurance Holdings Inc.	5,294	135,473
Univest Corp. of Pennsylvania	2,740	54,225
Urstadt Biddle Properties Inc.	4,421	101,948
Valley National Bancorp	38,537	363,789
Virtus Investment Partners Inc.	1,193	156,009
Walker & Dunlop Inc. (a)	2,888	51,204
Walter Investment Management Corp. (a)	6,426	103,780
Washington Federal Inc.	17,108	373,040
Washington Real Estate Investment Trust	11,367	314,070
Washington Trust Bancorp Inc.	2,510	95,857
Waterstone Financial Inc.	5,879	75,486
Webster Financial Corp.	15,290	566,494
WesBanco Inc.	5,530	180,167
West Bancorporation	2,667	53,047
Westamerica Bancorporation	4,478	193,494

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Alliance Bancorp (a)	12,801	$379,422
Western Asset Mortgage Capital Corp.	6,956	104,896
Westwood Holdings Group Inc.	1,246	75,134
Whitestone REIT	3,780	60,026
Wilshire Bancorp Inc.	11,976	119,401
Wintrust Financial Corp.	7,876	375,528
WisdomTree Investments Inc.	18,228	391,173
World Acceptance Corp. (a)	1,344	98,004
WSFS Financial Corp.	1,526	115,411
Yadkin Financial Corp. (a)	3,409	69,203

		72,793,093

Health Care (15.39%)
AAC Holdings Inc. (a)	957	29,261
Abaxis Inc.	3,820	244,900
Abiomed Inc. (a)	6,759	483,809
Acadia Healthcare Company Inc. (a)	7,230	517,668
ACADIA Pharmaceuticals Inc. (a)	13,360	435,402
Accelerate Diagnostics Inc. (a)	3,823	86,018
Acceleron Pharma Inc. (a)	2,791	106,225
Accuray Inc. (a)	12,960	120,528
AcelRx Pharmaceuticals Inc. (a)	4,095	15,807
Aceto Corp.	4,888	107,536
Achaogen Inc. (a)	1,157	11,292
Achillion Pharmaceuticals Inc. (a)	19,367	190,959
Acorda Therapeutics Inc. (a)	7,102	236,355
Actinium Pharmaceuticals Inc. (a)	4,403	10,875
Adamas Pharmaceuticals Inc. (a)	475	8,308
Addus HomeCare Corp. (a)	1,101	25,345
Adeptus Health Inc. Class A (a)	988	49,617
Aegerion Pharmaceuticals Inc. (a)	5,010	131,112
Aerie Pharmaceuticals Inc. (a)	1,749	54,814
Affymetrix Inc. (a)	12,421	156,008
Agenus Inc. (a)	10,728	55,035
Agios Pharmaceuticals Inc. (a)	2,490	234,807
Air Methods Corp. (a)	6,630	308,892
Akebia Therapeutics Inc. (a)	1,351	15,010
Akorn Inc. (a)	10,537	500,613
Albany Molecular Research Inc. (a)	4,002	70,435
Alder Biopharmaceuticals Inc. (a)	1,700	49,062
Alimera Sciences Inc. (a)	4,523	22,660
Alliance HealthCare Services Inc. (a)	847	18,786
Almost Family Inc. (a)	1,422	63,578
AMAG Pharmaceuticals Inc. (a)	3,747	204,811
Amedisys Inc. (a)	4,617	123,643
AMN Healthcare Services Inc. (a)	7,842	180,915
Amphastar Pharmaceuticals Inc. (a)	1,614	24,145
Ampio Pharmaceuticals Inc. (a)	6,858	51,641
Amsurg Corp. (a)	7,159	440,422
Anacor Pharmaceuticals Inc. (a)	5,578	322,687
Analogic Corp.	2,102	191,072
Angiodynamics Inc. (a)	4,184	74,433
ANI Pharmaceuticals Inc. (a)	1,153	72,120
Anika Therapeutics Inc. (a)	2,451	100,908
Antares Pharma Inc. (a)	19,598	53,111

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Applied Genetic Technologies Corp. (a)	944	$18,871
Aratana Therapeutics Inc. (a)	4,820	77,168
Ardelyx Inc. (a)	825	10,799
Arena Pharmaceuticals Inc. (a)	40,963	179,008
ARIAD Pharmaceuticals Inc. (a)	28,024	230,918
Array Biopharma Inc. (a)	23,512	173,283
Arrowhead Research Corp. (a)	9,222	62,387
Atara Biotherapeutics Inc. (a)	1,145	47,598
AtriCure Inc. (a)	4,638	95,033
Atrion Corp.	259	89,487
Auspex Pharmaceuticals Inc. (a)	1,762	176,676
Avalanche Biotechnologies Inc. (a)	1,299	52,635
Bellicum Pharmaceutical Inc. (a)	1,382	32,021
BioCryst Pharmaceuticals Inc. (a)	11,974	108,125
BioDelivery Sciences International Inc. (a)	7,148	75,054
Bio-Path Holdings Inc. (a)	12,497	22,495
Bio-Reference Laboratories Inc. (a)	4,152	146,316
BioScrip Inc. (a)	11,491	50,905
BioSpecifics Technologies Corp. (a)	611	23,921
BioTelemetry Inc. (a)	4,494	39,772
BioTime Inc. (a)	8,910	44,283
Bluebird Bio Inc. (a)	4,176	504,336
Calithera Biosciences Inc. (a)	1,332	21,871
Cambrex Corp. (a)	5,188	205,600
Cantel Medical Corp.	5,724	271,890
Capital Senior Living Corp. (a)	4,973	129,000
Cara Therapeutics Inc. (a)	979	9,839
Cardiovascular Systems Inc. (a)	4,669	182,278
Castlight Health Inc. Class B (a)	2,239	17,375
Catalent Inc. (a)	8,286	258,109
Celldex Therapeutics Inc. (a)	16,550	461,248
Cellular Dynamics International Inc. (a)	1,647	27,060
Cempra Inc. (a)	5,065	173,780
Cepheid Inc. (a)	11,809	671,932
Cerus Corp. (a)	15,870	66,178
Chemed Corp.	2,979	355,693
ChemoCentryx Inc. (a)	4,531	34,209
Chimerix Inc. (a)	5,128	193,274
Civitas Solutions Inc. (a)	2,036	42,634
Clovis Oncology Inc. (a)	4,192	311,172
Coherus Biosciences Inc. (a)	1,176	35,962
Computer Programs & Systems Inc.	1,913	103,799
Conmed Corp.	4,630	233,769
Connecture Inc. (a)	996	10,309
Corcept Therapeutics Inc. (a)	8,808	49,325
Corvel Corp. (a)	1,904	65,517
Cross Country Healthcare Inc. (a)	5,341	63,344
CryoLife Inc.	4,728	49,029
CTI BioPharma Corp. (a)	25,099	45,429
Cyberonics Inc. (a)	4,561	296,100
Cynosure Inc. Class A (a)	3,789	116,209
Cytokinetics Inc. (a)	5,883	39,887
Cytori Therapeutics Inc. (a)	14,665	17,305
CytRx Corp. (a)	9,644	32,500
DepoMed Inc. (a)	9,851	220,761

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Derma Sciences Inc. (a)	3,901	$33,041
Dermira Inc. (a)	1,277	19,602
Dexcom Inc. (a)	12,689	791,032
Dicerna Pharmaceuticals Inc. (a)	638	15,331
Dyax Corp. (a)	22,961	384,712
Dynavax Technologies Corp. (a)	4,818	108,068
Egalet Corp. (a)	752	9,723
Eleven Biotherapeutics Inc. (a)	817	7,288
Emergent Biosolutions Inc. (a)	4,986	143,397
Enanta Pharmaceuticals Inc. (a)	1,749	53,554
Endocyte Inc. (a)	6,481	40,571
Endologix Inc. (a)	10,920	186,404
Ensign Group Inc., The	3,787	177,459
Entellus Medical Inc. (a)	846	18,527
Enzo Biochem Inc. (a)	5,861	17,290
Epizyme Inc. (a)	2,589	48,621
Esperion Therapeutics Inc. (a)	1,125	104,175
Exact Sciences Corp. (a)	15,050	331,401
Exactech Inc. (a)	1,714	43,930
ExamWorks Group Inc. (a)	5,914	246,141
Exelixis Inc. (a)	32,801	84,299
FibroGen Inc. (a)	1,568	49,204
Five Prime Therapeutics Inc. (a)	3,444	78,695
Five Star Quality Care Inc. (a)	7,511	33,349
Flex Pharma Inc. (a)	846	16,582
Flexion Therapeutics Inc. (a)	1,062	23,916
Fluidigm Corp. (a)	4,743	199,680
Foundation Medicine Inc. (a)	2,366	113,828
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,244	12,154
Galectin Therapeutics Inc. (a)	3,110	10,418
Galena Biopharma Inc. (a)	24,456	33,994
Genesis Healthcare Inc. (a)	3,970	28,266
GenMark Diagnostics Inc. (a)	7,031	91,262
Genocea Biosciences Inc. (a)	881	10,449
Genomic Health Inc. (a)	2,856	87,251
Geron Corp. (a)	26,570	100,169
Globus Medical Inc. Class A (a)	11,232	283,496
Greatbatch Inc. (a)	4,244	245,515
Haemonetics Corp. (a)	8,845	397,317
Halozyme Therapeutics Inc. (a)	17,561	250,771
Hanger Inc. (a)	6,011	136,390
HealthEquity Inc. (a)	1,741	43,508
Healthsouth Corp.	14,909	661,363
HealthStream Inc. (a)	3,587	90,392
Healthways Inc. (a)	5,372	105,828
HeartWare International Inc. (a)	2,882	252,953
Heron Therapeutics Inc. (a)	3,920	57,036
HMS Holdings Corp. (a)	14,862	229,618
Horizon Pharma PLC (a)	10,998	285,618
Hyperion Therapeutics Inc. (a)	2,282	104,744
ICU Medical Inc. (a)	2,285	212,825
Idera Pharmaceuticals Inc. (a)	14,292	53,023
IGI Laboratories Inc. (a)	5,509	44,953
Immune Design Corp. (a)	1,027	21,680
ImmunoGen Inc. (a)	14,454	129,363

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Immunomedics Inc. (a)	13,977	$53,532
Impax Laboratories Inc. (a)	11,867	556,206
Imprivata Inc. (a)	1,058	14,812
INC Research Holdings Inc. Class A (a)	1,556	50,928
Infinity Pharmaceuticals Inc. (a)	8,308	116,146
Inogen Inc. (a)	901	28,823
Inovio Pharmaceuticals Inc. (a)	10,197	83,208
Insmed Inc. (a)	8,360	173,888
Insulet Corp. (a)	9,380	312,823
Insys Therapeutics Inc. (a)	1,688	98,123
Integra LifeSciences Holdings Corp. (a)	4,239	261,334
Intersect ENT Inc. (a)	1,035	26,734
Intra-Cellular Therapies Inc. (a)	3,316	79,186
Intrexon Corp. (a)	6,421	291,321
Invacare Corp.	5,436	105,513
Invitae Corp. (a)	1,176	19,710
IPC Healthcare Inc. (a)	2,905	135,489
Ironwood Pharmaceuticals Inc. (a)	20,202	323,232
Isis Pharmaceuticals Inc. (a)	19,904	1,267,288
K2M Group Holdings Inc. (a)	1,585	34,949
Karyopharm Therapeutics Inc. (a)	2,499	76,494
Keryx Biopharmaceuticals Inc. (a)	17,173	218,612
Kindred Biosciences Inc. (a)	1,881	13,430
Kindred Healthcare Inc.	13,291	316,193
Kite Pharma Inc. (a)	1,595	92,000
KYTHERA Biopharmaceuticals Inc. (a)	3,313	166,147
Landauer Inc.	1,635	57,454
Lannett Company Inc. (a)	4,376	296,299
LDR Holding Corp. (a)	2,800	102,592
Lexicon Pharmaceuticals Inc. (a)	42,181	39,832
LHC Group Inc. (a)	2,100	69,363
Ligand Pharmaceuticals Inc. Class B (a)	3,329	256,699
Loxo Oncology Inc. (a)	517	6,437
Luminex Corp. (a)	6,450	103,200
MacroGenics Inc. (a)	3,385	106,187
Magellan Health Inc. (a)	4,621	327,259
MannKind Corp. (a)	38,772	201,614
Masimo Corp. (a)	7,544	248,801
MedAssets Inc. (a)	10,439	196,462
Medicines Co., The (a)	11,018	308,724
Medidata Solutions Inc. (a)	9,179	450,138
Merge Healthcare Inc. (a)	12,151	54,315
Meridian Bioscience Inc.	7,019	133,923
Merit Medical Systems Inc. (a)	7,340	141,295
Merrimack Pharmaceuticals Inc. (a)	16,591	197,101
MiMedx Group Inc. (a)	15,800	164,320
Mirati Therapeutics Inc. (a)	1,403	41,136
Molina Healthcare Inc. (a)	5,118	344,390
Momenta Pharmaceuticals Inc. (a)	8,530	129,656
NanoString Technologies Inc. (a)	1,716	17,486
NanoViricides Inc. (a)	7,574	17,042
National Healthcare Corp.	1,760	112,130
National Research Corp. Class A	1,572	22,637
National Research Corp. Class B	241	7,712
Natus Medical Inc. (a)	5,480	216,296

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Navidea Biopharmaceuticals Inc. (a)	25,999	$41,338
Nektar Therapeutics (a)	21,470	236,170
Neogen Corp. (a)	6,208	290,100
NeoStem Inc. (a)	4,029	10,234
Neuralstem Inc. (a)	11,874	22,561
Neurocrine Biosciences Inc. (a)	14,266	566,503
Nevro Corp. (a)	1,350	64,706
NewLink Genetics Corp. (a)	3,360	183,826
Northwest Biotherapeutics Inc. (a)	7,206	53,108
Novavax Inc. (a)	40,440	334,439
NuVasive Inc. (a)	7,905	363,551
NxStage Medical Inc. (a)	10,431	180,456
Ocular Therapeutix Inc. (a)	988	41,481
Ohr Pharmaceutical Inc. (a)	3,618	9,190
Omeros Corp. (a)	6,327	139,384
Omnicell Inc. (a)	6,174	216,707
OncoMed Pharmaceuticals Inc. (a)	2,177	56,123
Oncothyreon Inc. (a)	14,955	24,377
Ophthotech Corp. (a)	2,360	109,811
Opko Health Inc. (a)	33,325	472,215
OraSure Technologies Inc. (a)	9,465	61,901
Orexigen Therapeutics Inc. (a)	20,790	162,786
Organovo Holdings Inc. (a)	10,802	38,239
Orthofix International NV (a)	3,135	112,515
Osiris Therapeutics Inc. (a)	3,276	57,592
Otonomy Inc. (a)	1,348	47,665
OvaScience Inc. (a)	2,909	101,030
Owens & Minor Inc.	10,744	363,577
Oxford Immunotec Global PLC (a)	2,702	38,044
Pacific Biosciences of California Inc. (a)	10,074	58,832
Pacira Pharmaceuticals Inc. (a)	6,039	536,565
Pain Therapeutics Inc. (a)	6,414	12,122
Parexel International Corp. (a)	9,639	664,995
PDL BioPharma Inc.	27,461	193,188
Peregrine Pharmaceuticals Inc. (a)	32,051	43,269
Pernix Therapeutics Holdings Inc. (a)	5,528	59,094
PharMerica Corp. (a)	5,072	142,980
Phibro Animal Health Corp. Class A	2,498	88,454
PhotoMedex Inc. (a)	2,379	4,782
Portola Pharmaceuticals Inc. (a)	7,748	294,114
Pozen Inc. (a)	4,658	35,960
PRA Health Sciences Inc. (a)	3,294	94,999
Prestige Brands Holdings Inc. (a)	8,784	376,746
Progenics Pharmaceuticals Inc. (a)	11,818	70,672
Prothena Corp. PLC (a)	4,492	171,325
Providence Service Corp. (a)	1,939	103,000
PTC Therapeutics Inc. (a)	4,123	250,885
Puma Biotechnology Inc. (a)	4,165	983,398
Quality Systems Inc.	8,482	135,542
Quidel Corp. (a)	4,815	129,909
Radius Health Inc. (a)	1,494	61,493
RadNet Inc. (a)	5,609	47,116
Raptor Pharmaceutical Corp. (a)	11,604	126,135
Receptos Inc. (a)	3,712	612,072
Regado Bioscience Inc. (a)	2,615	3,190

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Regulus Therapeutics Inc. (a)	2,561	$43,383
Relypsa Inc. (a)	3,468	125,091
Repligen Corp. (a)	5,418	164,490
Repros Therapeutics Inc. (a)	4,035	34,661
Retrophin Inc. (a)	4,588	109,928
Revance Therapeutics Inc. (a)	1,437	29,789
Rigel Pharmaceuticals Inc. (a)	14,295	51,033
Rockwell Medical Inc. (a)	7,927	86,642
Roka Bioscience Inc. (a)	742	2,374
RTI Surgical Inc. (a)	9,588	47,365
Sage Therapeutics Inc. (a)	995	49,979
Sagent Pharmaceuticals Inc. (a)	3,705	86,141
Sangamo BioSciences Inc. (a)	11,516	180,571
Sarepta Therapeutics Inc. (a)	6,988	92,801
SciClone Pharmaceuticals Inc. (a)	8,815	78,101
Second Sight Medical Products Inc (a)	633	8,115
Select Medical Holdings Corp.	13,305	197,313
Sequenom Inc. (a)	19,907	78,633
Sientra Inc. (a)	1,039	19,938
Spark Therapeutics Inc. (a)	1,348	104,470
Spectranetics Corp., The (a)	7,052	245,128
Spectrum Pharmaceuticals Inc. (a)	11,137	67,602
STAAR Surgical Co. (a)	6,555	48,704
Stemline Therapeutics Inc. (a)	2,480	35,886
STERIS Corp.	10,018	703,965
Sucampo Pharmaceuticals Inc. Class A (a)	2,985	46,447
Sunesis Pharmaceuticals Inc. (a)	9,398	23,025
Supernus Pharmaceuticals Inc. (a)	5,062	61,200
Surgical Care Affiliates Inc. (a)	2,171	74,530
SurModics Inc. (a)	2,214	57,630
Symmetry Surgical Inc. (a)	1,640	12,021
Synageva BioPharma Corp. (a)	3,941	384,366
Synergy Pharmaceuticals Inc. (a)	15,626	72,192
Synta Pharmaceuticals Corp. (a)	10,996	21,332
T2 Biosystems Inc. (a)	1,059	16,436
Tandem Diabetes Care Inc. (a)	1,712	21,605
Team Health Holdings Inc. (a)	11,917	697,264
Tesaro Inc. (a)	3,596	206,410
Tetraphase Pharmaceuticals Inc. (a)	5,169	189,392
TG Therapeutics Inc. (a)	4,850	75,078
TherapeuticsMD Inc. (a)	19,932	120,589
Theravance Biopharma Inc. (a)	4,005	69,487
Theravance Inc.	13,966	219,546
Thoratec Corp. (a)	9,058	379,440
Threshold Pharmaceuticals Inc. (a)	9,681	39,305
Tokai Pharmaceuticals Inc. (a)	924	10,441
Tornier NV (a)	6,075	159,286
TransEnterix Inc. (a)	4,904	14,369
Triple-S Management Corp. Class B (a)	4,265	84,788
TriVascular Technologies Inc. (a)	1,255	13,165
Trupanion Inc. (a)	1,340	10,720
U.S. Physical Therapy Inc.	2,091	99,322
Ultragenyx Pharmaceutical Inc. (a)	1,294	80,344
Unilife Corp. (a)	20,835	83,548
Universal American Corp. (a)	7,111	75,945

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Utah Medical Products Inc.	646	$38,670
Vanda Pharmaceuticals Inc. (a)	5,650	52,545
Vascular Solutions Inc. (a)	2,893	87,716
Veracyte Inc. (a)	1,106	8,052
Verastem Inc. (a)	4,653	47,321
Versartis Inc. (a)	1,380	25,351
Vitae Pharmaceuticals Inc. (a)	1,090	12,764
Vital Therapies Inc. (a)	985	24,635
VIVUS Inc. (a)	15,735	38,708
Vocera Communications Inc. (a)	3,929	38,976
WellCare Health Plans Inc. (a)	7,430	679,548
West Pharmaceutical Services Inc.	11,980	721,316
Wright Medical Group Inc. (a)	8,511	219,584
Xencor Inc. (a)	3,089	47,323
Xenoport Inc. (a)	9,833	70,011
XOMA Corp. (a)	15,224	55,415
Zafgen Inc. (a)	1,337	52,959
Zeltiq Aesthetics Inc. (a)	4,944	152,424
ZIOPHARM Oncology Inc. (a)	15,420	166,073
Zogenix Inc. (a)	21,289	29,166
ZS Pharma Inc. (a)	1,144	48,140

		48,349,389

Industrials (13.22%)
Aaon Inc.	7,145	175,271
AAR Corp.	6,725	206,458
ABM Industries Inc.	9,416	299,994
Acacia Research Corp.	8,637	92,416
Acco Brands Corp. (a)	19,376	161,015
Accuride Corp. (a)	6,594	30,728
Actuant Corp. Class A	10,490	249,033
Advanced Drainage Systems Inc.	2,585	77,395
Advisory Board Co., The (a)	7,117	379,194
Aegion Corp. (a)	6,488	117,108
Aerovironment Inc. (a)	3,235	85,760
Air Transport Services Group Inc. (a)	8,905	82,104
Aircastle Ltd.	10,907	244,971
Alamo Group Inc.	1,132	71,463
Albany International Corp. Class A	4,767	189,488
Allegiant Travel Co.	2,328	447,651
Altra Industrial Motion Corp.	4,547	125,679
Ameresco Inc. Class A (a)	3,363	24,886
American Railcar Industries Inc.	1,616	80,364
American Science & Engineering Inc.	1,214	59,316
American Woodmark Corp. (a)	2,079	113,784
Apogee Enterprises Inc.	4,955	214,056
Applied Industrial Technologies Inc.	7,060	320,100
ARC Document Solutions Inc. (a)	7,090	65,441
ARC Group Worldwide Inc. (a)	522	2,787
ArcBest Corp.	4,416	167,322
Argan Inc.	2,123	76,789
Astec Industries Inc.	3,170	135,930
Astronics Corp. (a)	3,175	233,997
Atlas Air Worldwide Holdings Inc. (a)	4,291	184,599
AZZ Inc.	4,355	202,899

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Baltic Trading Ltd.	8,444	$12,582
Barnes Group Inc.	9,168	371,212
Barrett Business Services Inc.	1,197	51,279
Beacon Roofing Supply Inc. (a)	8,339	261,011
Blount International Inc. (a)	8,389	108,050
Brady Corp.	8,067	228,215
Briggs & Stratton Corp.	7,888	162,020
Brink’s Co., The	8,239	227,644
Builders FirstSource Inc. (a)	7,660	51,092
CAI International Inc. (a)	2,816	69,189
Capstone Turbine Corp. (a)	57,508	37,380
Casella Waste Systems Inc. Class A (a)	6,749	37,120
CBIZ Inc. (a)	7,320	68,296
CDI Corp.	2,355	33,088
CECO Environmental Corp.	3,576	37,941
Celadon Group Inc.	3,530	96,087
Cenveo Inc. (a)	9,868	21,118
Chart Industries Inc. (a)	5,169	181,303
CIRCOR International Inc.	3,011	164,702
Civeo Corp.	16,123	40,952
Clarcor Inc.	8,546	564,549
Columbus McKinnon Corp.	3,390	91,327
Comfort Systems USA Inc.	6,433	135,350
Commercial Vehicle Group Inc. (a)	4,569	29,424
Continental Building Products Inc. (a)	1,984	44,819
Corporate Executive Board Co., The	5,739	458,317
CRA International Inc. (a)	1,657	51,566
Cubic Corp.	3,475	179,901
Curtiss-Wright Corp.	8,167	603,868
Deluxe Corp.	8,480	587,494
DigitalGlobe Inc. (a)	12,769	435,040
Douglas Dynamics Inc.	3,784	86,427
Ducommun Inc. (a)	1,875	48,562
DXP Enterprises Inc. (a)	2,172	95,763
Dycom Industries Inc. (a)	5,751	280,879
Dynamic Materials Corp.	2,415	30,840
Echo Global Logistics Inc. (a)	4,050	110,403
EMCOR Group Inc.	10,678	496,207
Encore Wire Corp.	3,463	131,178
Energy Recovery Inc. (a)	6,819	17,661
EnerSys	7,416	476,404
Engility Holdings Inc.	2,986	89,699
Ennis Inc.	4,401	62,142
Enphase Energy Inc. (a)	3,021	39,847
EnPro Industries Inc.	3,870	255,226
Erickson Inc. (a)	988	4,268
ESCO Technologies Inc.	4,506	175,644
Esterline Technologies Corp. (a)	5,394	617,181
ExOne Co., The (a)	1,722	23,505
Exponent Inc.	2,228	198,069
Federal Signal Corp.	10,641	168,021
Forward Air Corp.	5,264	285,835
Franklin Covey Co. (a)	1,870	36,016
Franklin Electric Co. Inc.	8,078	308,095
Freightcar America Inc.	2,061	64,777
FTI Consulting Inc. (a)	6,970	261,096

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
FuelCell Energy Inc. (a)	39,909	$49,886
Furmanite Corp. (a)	6,590	51,995
G&K Services Inc. Class A	3,351	243,048
GenCorp Inc. (a)	10,171	235,865
Generac Holdings Inc. (a)	11,660	567,725
General Cable Corp.	8,140	140,252
General Finance Corp. (a)	1,823	14,712
Gibraltar Industries Inc. (a)	5,250	86,153
Global Brass & Copper Holdings Inc.	3,669	56,686
Global Power Equipment Group Inc.	2,849	37,607
Gorman-Rupp Co., The	3,223	96,529
GP Strategies Corp. (a)	2,239	82,843
GrafTech International Ltd. (a)	20,067	78,061
Graham Corp.	1,712	41,037
Granite Construction Inc.	6,671	234,419
Great Lakes Dredge & Dock Co. (a)	10,129	60,875
Greenbrier Companies Inc., The	4,701	272,658
Griffon Corp.	6,800	118,524
H&E Equipment Services Inc.	5,267	131,622
Harsco Corp.	13,604	234,805
Hawaiian Holdings Inc. (a)	7,649	168,469
Healthcare Services Group Inc.	11,865	381,222
Heartland Express Inc.	9,178	218,069
Heico Corp.	11,255	687,343
Heidrick & Struggles International Inc.	3,066	75,362
Heritage-Crystal Clean Inc. (a)	1,816	21,247
Herman Miller Inc.	9,997	277,517
Hill International Inc. (a)	5,362	19,250
Hillenbrand Inc.	10,656	328,951
HNI Corp.	7,642	421,609
Houston Wire & Cable Co.	2,988	29,073
Hub Group Inc. (a)	6,201	243,637
Hurco Companies Inc.	1,117	36,783
Huron Consulting Group Inc. (a)	3,997	264,402
Hyster-Yale Materials Handling Inc.	1,758	128,844
ICF International Inc. (a)	3,427	139,993
Innerworkings Inc. (a)	5,930	39,850
Insperity Inc.	3,832	200,375
Insteel Industries Inc.	3,154	68,221
Interface Inc.	11,219	233,131
International Shipholding Corp.	1,022	12,376
JetBlue Airways Corp. (a)	42,125	810,906
John Bean Technologies Corp.	4,931	176,135
Kadant Inc.	1,899	99,906
Kaman Corp.	4,640	196,875
Kelly Services Inc. Class A	4,643	80,974
Keyw Holding Corp., The (a)	5,583	45,948
Kforce Inc.	4,231	94,394
Kimball International Inc. Class B	5,862	61,434
Knight Transportation Inc.	10,126	326,564
Knightsbridge Shipping Ltd.	5,807	29,035
Knoll Inc.	8,231	192,852
Korn/Ferry International	8,410	276,437
Kratos Defense & Security Solutions Inc. (a)	7,417	41,016
L.B. Foster Co. Class A	1,756	83,375

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Layne Christensen Co. (a)	3,308	$16,573
Lindsay Corp.	2,083	158,829
LMI Aerospace Inc. (a)	1,764	21,538
LSI Industries Inc.	3,588	29,242
Lydall Inc. (a)	2,886	91,544
Manitex International Inc. (a)	2,440	23,741
Marten Transport Ltd.	4,068	94,378
Masonite International Corp. (a)	4,991	335,695
MasTec Inc. (a)	11,124	214,693
Matson Inc.	7,264	306,250
Matthews International Corp. Class A	5,042	259,713
McGrath Rentcorp	4,348	143,093
Meritor Inc. (a)	16,544	208,620
Miller Industries Inc.	1,840	45,080
Mistras Group Inc. (a)	2,853	54,949
Mobile Mini Inc.	7,889	336,387
Moog Inc. Class A (a)	7,010	526,101
MSA Safety Inc.	5,030	250,896
Mueller Industries Inc.	9,594	346,631
Mueller Water Products Inc.	26,913	265,093
Multi-Color Corp.	2,093	145,108
MYR Group Inc. (a)	3,600	112,824
National Presto Industries Inc.	786	49,825
Navigant Consulting Inc. (a)	8,444	109,434
Navios Maritime Holdings Inc.	13,046	54,532
NCI Building Systems Inc. (a)	4,723	81,613
Neff Corp. Class A (a)	1,725	18,182
NL Industries Inc. (a)	1,105	8,564
NN Inc.	3,017	75,666
Norcraft Companies Inc. (a)	1,290	32,985
Nortek Inc. (a)	1,551	136,876
Northwest Pipe Co. (a)	1,641	37,661
Omega Flex Inc.	508	12,776
On Assignment Inc. (a)	8,718	334,510
Orion Marine Group Inc. (a)	4,710	41,731
P.A.M. Transportation Services Inc. (a)	493	28,234
Park-Ohio Holdings Corp.	1,492	78,584
Patrick Industries Inc. (a)	1,379	85,870
Patriot Transportation Holding Inc. (a)	385	9,613
Paylocity Holding Corp. (a)	1,439	41,213
Pendrell Corp. (a)	27,207	35,369
Performant Financial Corp. (a)	5,085	17,289
PGT Inc. (a)	8,140	90,965
Plug Power Inc. (a)	28,560	73,970
Ply Gem Holdings Inc. (a)	3,678	47,814
Polypore International Inc. (a)	7,634	449,643
Powell Industries Inc.	1,552	52,411
Power Solutions International Inc. (a)	774	49,760
PowerSecure International Inc. (a)	3,913	51,495
Preformed Line Products Co.	463	19,506
Primoris Services Corp.	6,480	111,391
Proto Labs Inc. (a)	3,840	268,800
Quad Graphics Inc.	4,586	105,386
Quality Distribution Inc. (a)	4,751	49,078
Quanex Building Products Corp.	5,861	115,696
Quest Resource Holding Corp. (a)	1,963	2,473

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Raven Industries Inc.	6,183	$126,504
RBC Bearings Inc.	3,939	301,491
Republic Airways Holdings Inc. (a)	8,374	115,142
Resources Connection Inc.	6,683	116,952
Revolution Lighting Technologies Inc. (a)	5,537	6,146
Rexnord Corp. (a)	12,726	339,657
Roadrunner Transportation Systems Inc. (a)	4,712	119,072
RPX Corp. (a)	9,149	131,654
Rush Enterprises Inc. Class A (a)	5,830	159,509
Safe Bulkers Inc.	6,669	23,942
Saia Inc. (a)	4,197	185,927
Scorpio Bulkers Inc. (a)	23,139	54,839
SIFCO Industries Inc.	407	8,869
Simpson Manufacturing Co. Inc.	6,975	260,656
SkyWest Inc.	8,641	126,245
Sparton Corp. (a)	1,757	43,046
Standard Plus Corp. (a)	2,606	56,941
Standex International Corp.	2,170	178,222
Steelcase Inc.	13,953	264,270
Sterling Construction Company Inc. (a)	3,266	14,762
Stock Building Supply Holdings Inc. (a)	2,489	44,951
Sun Hydraulics Corp.	3,736	154,521
Swift Transportation Co. (a)	14,434	375,573
TAL International Group Inc.	5,763	234,727
Taser International Inc. (a)	9,163	220,920
TCP International Holdings Ltd. (a)	1,105	2,033
Team Inc. (a)	3,460	134,871
Teledyne Technologies Inc. (a)	5,994	639,740
Tennant Co.	3,107	203,105
Tetra Tech Inc.	10,363	248,919
Textainer Group Holdings Ltd.	3,667	109,973
Thermon Group Holdings Inc. (a)	5,428	130,652
Titan International Inc.	7,473	69,947
Titan Machinery Inc. (a)	2,984	39,836
Trex Co. Inc. (a)	5,698	310,712
TriMas Corp. (a)	7,634	235,051
TriNet Group Inc. (a)	2,710	95,473
TrueBlue Inc. (a)	7,001	170,474
Tutor Perini Corp. (a)	6,279	146,615
Twin Disc Inc.	1,446	25,551
Ultrapetrol Bahamas Ltd. (a)	3,877	5,622
UniFirst Corp.	2,505	294,813
United Stationers Inc.	6,646	272,420
Universal Forest Products Inc.	3,387	187,911
Universal Truckload Services Inc.	1,110	27,950
US Ecology Inc.	3,664	183,090
USA Truck Inc. (a)	1,060	29,351
UTi Worldwide Inc. (a)	15,449	190,023
Viad Corp.	3,504	97,481
Vicor Corp. (a)	2,750	41,800
Virgin American Inc. (a)	2,606	79,222
VSE Corp.	726	59,445
Wabash National Corp. (a)	11,669	164,533
WageWorks Inc. (a)	5,952	317,420

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Watsco Inc.	4,374	$549,812
Watts Water Technologies Inc.	4,820	265,245
Werner Enterprises Inc.	7,551	237,177
Wesco Aircraft Holdings Inc. (a)	8,914	136,562
West Corp.	6,518	219,852
Woodward Inc.	11,213	571,975
Xerium Technologies Inc. (a)	1,876	30,429
XPO Logistics Inc. (a)	8,886	404,046
YRC Worldwide Inc. (a)	5,352	96,122

		41,526,240

Information Technology (17.46%)
A10 Networks Inc. (a)	2,184	9,457
ACI Worldwide Inc. (a)	19,295	417,930
Actua Corp. (a)	7,030	108,895
Acxiom Corp. (a)	12,996	240,296
Adtran Inc.	8,987	167,787
Advanced Energy Industries Inc. (a)	6,937	178,003
Advent Software Inc.	8,721	384,683
Aerohive Networks Inc. (a)	1,600	7,136
Agilysys Inc. (a)	2,449	24,098
Alliance Fiber Optic Products Inc.	2,179	37,958
Alpha & Omega Semiconductor Ltd. (a)	3,622	32,272
Ambarella Inc. (a)	4,877	369,238
Amber Road Inc. (a)	1,521	14,069
American Software Inc. Class A	4,191	42,832
Amkor Technology Inc. (a)	14,317	126,491
Angie’s List Inc. (a)	7,288	42,781
Anixter International Inc. (a)	4,591	349,513
Applied Micro Circuits Corp. (a)	13,124	66,932
Applied Optoelectronics Inc. (a)	2,548	35,366
Aruba Networks Inc. (a)	18,062	442,338
Aspen Technology Inc. (a)	15,582	599,751
Audience Inc. (a)	2,389	10,846
AVG Technologies NV (a)	5,945	128,709
Axcelis Technologies Inc. (a)	19,078	45,406
Badger Meter Inc.	2,439	146,194
Bankrate Inc. (a)	11,465	130,013
Barracuda Networks Inc. (a)	1,320	50,780
Bazaarvoice Inc. (a)	8,483	47,929
Bel Fuse Inc.	1,736	33,036
Belden Inc.	7,386	691,034
Benchmark Electronics Inc. (a)	9,170	220,355
Benefitfocus Inc. (a)	803	29,542
Black Box Corp.	2,628	55,004
Blackbaud Inc.	7,814	370,227
Blackhawk Network Holdings Inc. (a)	8,898	318,281
Blucora Inc. (a)	7,246	98,980
Borderfree Inc. (a)	1,016	6,106
Bottomline Technologies Inc. (a)	6,649	181,983
Box Inc. Class A (a)	2,069	40,863
Brightcove Inc. (a)	5,561	40,762
BroadSoft Inc. (a)	4,867	162,850
Brooks Automation Inc.	11,241	130,733
Cabot Microelectronics Corp. (a)	4,102	204,977

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CACI International Inc. Class A (a)	4,013	$360,849
CalAmp Corp. (a)	6,144	99,471
Calix Inc. (a)	7,040	59,066
Callidus Software Inc. (a)	8,971	113,752
Carbonite Inc. (a)	3,031	43,343
Cardtronics Inc. (a)	7,558	284,181
Care.com Inc. (a)	1,162	8,808
Cascade Microtech Inc. (a)	2,169	29,455
Cass Information Systems Inc.	1,978	111,045
Cavium Inc. (a)	8,941	633,202
CEVA Inc. (a)	3,511	74,855
ChannelAdvisor Corp. (a)	3,495	33,867
Checkpoint Systems Inc.	7,080	76,606
Ciber Inc. (a)	13,302	54,804
Ciena Corp. (a)	17,801	343,737
Cimpress NV (a)	5,628	474,891
Cirrus Logic Inc. (a)	10,516	349,762
Clearfield Inc. (a)	1,960	29,047
Cognex Corp. (a)	14,683	728,130
Coherent Inc. (a)	4,222	274,261
Cohu Inc.	4,254	46,539
CommVault Systems Inc. (a)	7,990	349,163
Computer Task Group Inc.	2,789	20,388
comScore Inc. (a)	5,882	301,158
Comtech Telecommunications Corp.	2,616	75,733
Comverse Inc. (a)	3,750	73,875
Constant Contact Inc. (a)	5,296	202,360
Control4 Corp. (a)	1,968	23,577
Convergys Corp.	17,096	390,986
Cornerstone OnDemand Inc. (a)	8,977	259,346
Coupons.com Inc. (a)	2,092	24,560
Covisint Corp. (a)	6,500	13,195
Cray Inc. (a)	6,860	192,629
CSG Systems International Inc.	5,848	177,721
CTS Corp.	5,771	103,820
CUI Global Inc. (a)	3,504	20,533
Cvent Inc. (a)	3,000	84,120
Cyan Inc. (a)	4,632	18,482
Cypress Semiconductor Corp.	51,814	731,096
Daktronics Inc.	6,536	70,654
Datalink Corp. (a)	3,452	41,562
Dealertrack Technologies Inc. (a)	9,060	348,991
Demand Media Inc. (a)	1,495	8,551
Demandware Inc. (a)	5,083	309,555
Dice Holdings Inc. (a)	6,696	59,728
Digi International Inc. (a)	4,021	40,130
Digimarc Corp.	1,205	26,450
Diodes Inc. (a)	6,178	176,444
Dot Hill Systems Corp. (a)	10,275	54,458
DSP Group Inc. (a)	3,748	44,901
DTS Inc. (a)	2,895	98,633
EarthLink Holdings Corp.	17,437	77,420
Eastman Kodak Co. (a)	3,069	58,280
Ebix Inc.	4,751	144,335
Electro Rent Corp.	2,769	31,400
Electro Scientific Industries Inc.	4,235	26,172

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electronics for Imaging Inc. (a)	7,875	$328,781
Ellie Mae Inc. (a)	4,756	263,054
Emulex Corp. (a)	11,969	95,393
Endurance International Group Holdings Inc. (a)	5,104	97,282
EnerNOC Inc. (a)	4,546	51,824
Entegris Inc. (a)	23,513	321,893
Entropic Communications Inc. (a)	14,648	43,358
Envestnet Inc. (a)	5,759	322,965
EPAM Systems Inc. (a)	6,027	369,395
EPIQ Systems Inc.	5,317	95,334
ePlus Inc. (a)	886	77,020
Euronet Worldwide Inc. (a)	8,638	507,482
EVERTEC Inc.	11,206	244,963
Everyday Health Inc. (a)	1,301	16,731
Exar Corp. (a)	6,677	67,104
Exlservice Holdings Inc. (a)	5,540	206,088
Extreme Networks Inc. (a)	16,553	52,307
Fabrinet (a)	5,954	113,066
Fair Isaac Corp.	5,461	484,500
Fairchild Semiconductor International Inc. (a)	19,802	360,000
FARO Technologies Inc. (a)	2,915	181,109
FEI Co.	7,143	545,297
Finisar Corp. (a)	17,481	373,045
Five9 Inc. (a)	2,044	11,365
Fleetmatics Group Ltd. PLC (a)	6,314	283,183
Formfactor Inc. (a)	9,379	83,192
Forrester Research Inc.	1,907	70,139
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,043	85,873
Global Cash Access Holdings Inc. (a)	11,157	85,016
Global Sources Ltd. (a)	2,739	16,051
Globant SA (a)	1,197	25,209
Glu Mobile Inc. (a)	15,200	76,152
Gogo Inc. (a)	9,416	179,469
GrubHub Inc. (a)	1,548	70,264
GSI Group Inc. (a)	5,125	68,265
GTT Communications Inc. (a)	2,651	50,051
Guidance Software Inc. (a)	3,097	16,755
Guidewire Software Inc. (a)	11,499	604,962
Hackett Group Inc., The	4,401	39,345
Harmonic Inc. (a)	14,947	110,757
Heartland Payment Systems Inc.	6,119	286,675
Higher One Holdings Inc. (a)	6,280	15,198
Hortonworks Inc. (a)	1,167	27,821
HubSpot Inc. (a)	954	38,065
iGate Corp. (a)	6,232	265,857
II-VI Inc. (a)	8,935	164,940
Immersion Corp. (a)	4,737	43,486
Imperva Inc. (a)	4,338	185,233
Infinera Corp. (a)	20,699	407,149
Infoblox Inc. (a)	9,567	228,364
Information Services Group Inc.	5,507	21,973
Inphi Corp. (a)	5,292	94,356
Insight Enterprises Inc. (a)	6,908	197,016

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Integrated Device Technology Inc. (a)	22,622	$452,892
Integrated Silicon Solution Inc.	5,162	92,348
Interactive Intelligence Group (a)	2,840	116,951
InterDigital Inc.	6,292	319,256
Internap Corp. (a)	9,244	94,566
Intersil Corp. Class A	21,730	311,174
Intevac Inc. (a)	4,000	24,560
Intralinks Holdings Inc. (a)	6,688	69,154
InvenSense Inc. (a)	12,104	184,102
Itron Inc. (a)	6,684	244,033
Ixia (a)	9,701	117,673
IXYS Corp.	4,171	51,387
j2 Global Inc.	8,051	528,790
Jive Software Inc. (a)	7,437	38,152
Kemet Corp. (a)	7,855	32,520
Kimball Electronics Inc. (a)	4,396	62,159
Kofax Ltd. (a)	12,589	137,850
Kopin Corp. (a)	10,894	38,347
KVH Industries Inc. (a)	2,582	39,040
Lattice Semiconductor Corp. (a)	19,901	126,172
Limelight Networks Inc. (a)	10,061	36,521
Lionbridge Technologies Inc. (a)	11,154	63,801
Liquidity Services Inc. (a)	4,196	41,456
Littelfuse Inc.	3,800	377,682
LivePerson Inc. (a)	9,262	94,797
LogMeIn Inc. (a)	4,102	229,671
Luxoft Holding Inc. (a)	1,322	68,400
M/A-COM Technology Solutions Holdings Inc. (a)	2,216	82,568
Manhattan Associates Inc. (a)	12,826	649,124
ManTech International Corp. Class A	4,078	138,407
Marchex Inc. Class B	5,657	23,081
Marin Software Inc. (a)	4,531	28,500
Marketo Inc. (a)	4,387	112,395
Mavenir Systems Inc. (a)	1,895	33,617
MAXIMUS Inc.	11,487	766,872
MaxLinear Inc. Class A (a)	4,792	38,959
Maxwell Technologies Inc. (a)	5,197	41,888
Mentor Graphics Corp.	16,385	393,732
Mercury Systems Inc. (a)	5,677	88,277
Mesa Laboratories Inc.	470	33,934
Methode Electronics Inc.	6,409	301,479
Micrel Inc.	7,487	112,904
Microsemi Corp. (a)	16,065	568,701
MicroStrategy Inc. (a)	1,537	260,045
Millennial Media Inc. (a)	13,048	18,920
MKS Instruments Inc.	9,014	304,763
MobileIron Inc. (a)	1,995	18,474
Model N Inc. (a)	3,298	39,444
ModusLink Global Solutions Inc. (a)	6,349	24,444
MoneyGram International Inc. (a)	5,028	43,442
Monolithic Power Systems Inc.	6,529	343,752
Monotype Imaging Holdings Inc.	6,705	218,851
Monster Worldwide Inc. (a)	15,614	98,993
MTS Systems Corp.	2,569	194,345
Multi-Fineline Electronix Inc. (a)	1,548	28,282

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Nanometrics Inc. (a)	4,059	$68,272
Netgear Inc. (a)	5,817	191,263
NetScout Systems Inc. (a)	6,174	270,730
NeuStar Inc. Class A (a)	3,878	95,476
New Relic Inc. (a)	928	32,202
Newport Corp. (a)	6,722	128,121
NIC Inc.	10,965	193,752
Nimble Storage Inc. (a)	1,603	35,763
NumereX Corp. Class A (a)	2,575	29,355
NVE Corp.	840	57,893
Oclaro Inc. (a)	16,065	31,809
Omnivision Technologies Inc. (a)	9,529	251,280
Opower Inc. (a)	1,332	13,493
OSI Systems Inc. (a)	3,372	250,405
Park City Group Inc. (a)	1,608	22,158
Park Electrochemical Corp.	3,558	76,710
ParkerVision Inc. (a)	16,018	13,295
Paycom Software Inc. (a)	1,099	35,234
PC Connection Inc.	1,609	41,979
PDF Solutions Inc. (a)	5,145	92,198
Pegasystems Inc.	5,966	129,760
Perficient Inc. (a)	5,873	121,512
Pericom Semiconductor Corp.	3,716	57,487
Photronics Inc. (a)	11,087	94,240
Plantronics Inc.	7,188	380,605
Plexus Corp. (a)	5,704	232,552
PMC-Sierra Inc. (a)	29,289	271,802
Polycom Inc. (a)	23,314	312,408
Power Integrations Inc.	5,138	267,587
PRGX Global Inc. (a)	4,944	19,875
Procera Networks Inc. (a)	3,582	33,635
Progress Software Corp. (a)	8,674	235,673
Proofpoint Inc. (a)	6,586	390,023
PROS Holdings Inc. (a)	4,027	99,507
Q2 Holdings Inc. (a)	1,791	37,862
QAD Inc. Class A	1,154	27,927
QLIK Technologies Inc. (a)	15,214	473,612
QLogic Corp. (a)	14,685	216,457
Qorvo Inc. (a)	24,264	1,933,841
Qualys Inc. (a)	3,401	158,078
Quantum Corp. (a)	36,690	58,704
QuickLogic Corp. (a)	9,449	18,237
QuinStreet Inc. (a)	5,956	35,438
Rally Software Development Corp. (a)	4,295	67,389
Rambus Inc. (a)	19,271	242,333
RealD Inc. (a)	6,845	87,548
Realnetworks Inc. (a)	3,704	24,928
RealPage Inc. (a)	8,796	177,151
Reis Inc.	1,438	36,870
RetailMeNot Inc. (a)	5,182	93,328
Rightside Group Ltd. (a)	1,495	15,174
Rocket Fuel Inc. (a)	3,187	29,320
Rofin-Sinar Technologies Inc. (a)	4,730	114,608
Rogers Corp. (a)	3,061	251,645
Rosetta Stone Inc. (a)	3,636	27,670
Rubicon Project Inc., The (a)	1,353	24,246

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rubicon Technology Inc. (a)	4,501	$17,734
Ruckus Wireless Inc. (a)	11,061	142,355
Rudolph Technologies Inc. (a)	5,612	61,844
Sanmina Corp. (a)	13,875	335,636
Sapiens International Corp. NV (a)	4,183	34,301
ScanSource Inc. (a)	4,783	194,429
Science Applications International Corp.	6,782	348,256
SciQuest Inc. (a)	4,596	77,810
SeaChange International Inc. (a)	5,604	43,991
Semtech Corp. (a)	11,361	302,714
ServiceSource International Inc. (a)	11,728	36,357
ShoreTel Inc. (a)	10,611	72,367
Shutterstock Inc. (a)	2,579	177,100
Silicon Graphics International Corp. (a)	5,827	50,637
Silicon Laboratories Inc. (a)	7,347	373,007
Silver Spring Networks Inc. (a)	6,041	54,007
Sonus Networks Inc. (a)	8,115	63,946
Speed Commerce Inc. (a)	8,521	5,442
SPS Commerce Inc. (a)	2,773	186,068
SS&C Technologies Holdings Inc.	11,531	718,381
Stamps.com Inc. (a)	2,410	162,169
Super Micro Computer Inc. (a)	5,840	193,946
Sykes Enterprises Inc. (a)	6,671	165,774
Synaptics Inc. (a)	6,089	495,066
Synchronoss Technologies Inc. (a)	5,962	282,957
SYNNEX Corp.	4,805	371,186
Syntel Inc. (a)	5,279	273,083
Take-Two Interactive Software Inc. (a)	14,173	360,774
Tangoe Inc. (a)	6,502	89,728
TechTarget (a)	2,827	32,595
TeleCommunication Systems Inc. Class A (a)	8,063	30,881
TeleNav Inc. (a)	4,601	36,440
TeleTech Holdings Inc.	3,041	77,393
TESSCO Technologies Inc.	991	24,438
Tessera Technologies Inc.	9,024	363,487
Textura Corp. (a)	3,159	85,862
TiVo Inc. (a)	16,145	171,298
Travelzoo Inc. (a)	1,285	12,387
Tremor Video Inc. (a)	6,076	14,218
TrueCar Inc. (a)	1,338	23,883
TTM Technologies Inc. (a)	8,992	81,018
TubeMogul Inc. (a)	546	7,546
Tyler Technologies Inc. (a)	5,591	673,883
Ubiquiti Networks Inc.	5,045	149,080
Ultimate Software Group Inc., The (a)	4,802	816,124
Ultra Clean Holdings Inc. (a)	5,060	36,179
Ultratech Inc. (a)	4,741	82,209
Unisys Corp. (a)	8,682	201,509
Universal Display Corp. (a)	6,873	321,313
Unwired Planet Inc. (a)	17,167	9,816
Varonis Systems Inc. (a)	887	22,760
VASCO Data Security International Inc. (a)	5,011	107,937
Veeco Instruments Inc. (a)	6,818	208,290

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Verint Systems Inc. (a)	10,122	$626,855
ViaSat Inc. (a)	6,990	416,674
Viasystems Group Inc. (a)	897	15,689
Violin Memory Inc. (a)	13,820	52,101
Virnetx Holding Corp. (a)	7,505	45,705
Virtusa Corp. (a)	4,459	184,513
Vishay Precision Group Inc. (a)	2,191	34,903
Vitesse Semiconductor Corp. (a)	9,083	48,231
Vringo Inc. (a)	12,442	8,092
Web.com Group Inc. (a)	8,820	167,139
WebMD Health Corp. (a)	6,547	286,988
WEX Inc. (a)	6,580	706,429
Wix.com Ltd. (a)	2,404	46,061
Workiva Inc. (a)	1,123	16,171
Xcerra Corp. (a)	8,975	79,788
XO Group Inc. (a)	4,598	81,247
Xoom Corp. (a)	5,200	76,388
Yodlee Inc. (a)	1,136	15,291
YuMe Inc. (a)	3,085	16,011
Zendesk Inc. (a)	2,102	47,694
Zix Corp. (a)	9,879	38,824

		54,847,157

Materials (4.25%)
A. Schulman Inc.	4,949	238,542
AEP Industries Inc. (a)	709	39,034
AK Steel Holding Corp. (a)	29,920	133,742
AM Castle & Co. (a)	3,148	11,490
American Vanguard Corp.	5,009	53,196
Ampco-Pittsburgh Corp.	1,415	24,706
Axiall Corp.	11,828	555,197
Balchem Corp.	5,137	284,487
Berry Plastics Group Inc. (a)	15,215	550,631
Boise Cascade Co. (a)	6,684	250,383
Calgon Carbon Corp.	9,064	190,978
Century Aluminum Co. (a)	8,744	120,667
Chase Corp.	1,165	50,945
Chemtura Corp. (a)	12,342	336,813
Clearwater Paper Corp. (a)	3,255	212,552
Coeur Mining Inc. (a)	17,627	83,023
Commercial Metals Co.	19,853	321,420
Deltic Timber Corp.	1,908	126,405
Ferro Corp. (a)	12,144	152,407
Flotek Industries Inc. (a)	9,114	134,340
FutureFuel Corp.	3,768	38,697
Globe Specialty Metals Inc.	10,749	203,371
Gold Resource Corp.	6,550	20,894
Graphic Packaging Holding Co.	55,487	806,781
Handy & Harman Ltd. (a)	653	26,812
Hawkins Inc.	1,799	68,344
Haynes International Inc.	2,060	91,897
HB Fuller Co.	8,466	362,937
Headwaters Inc. (a)	12,479	228,865
Hecla Mining Co.	62,513	186,289
Horsehead Holding Corp. (a)	9,384	118,801
Innophos Holdings Inc.	3,708	208,983

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Innospec Inc.	4,146	$192,333
Intrepid Potash Inc. (a)	9,501	109,737
Kaiser Aluminum Corp.	3,043	233,976
Kapstone Paper and Packaging Corp.	14,338	470,860
KMG Chemicals Inc.	1,637	43,757
Koppers Holdings Inc.	3,477	68,427
Kraton Performance Polymers Inc. (a)	5,609	113,358
Kronos Worldwide Inc.	3,556	44,983
Louisiana-Pacific Corp. (a)	23,820	393,268
LSB Industries Inc. (a)	3,262	134,818
Marrone Bio Innovations Inc. (a)	2,185	8,456
Materion Corp.	3,462	133,045
Minerals Technologies Inc.	5,851	427,708
Molycorp Inc. (a)	31,572	12,165
Myers Industries Inc.	4,450	78,009
Neenah Paper Inc.	2,831	177,051
Noranda Aluminum Holding Corp.	7,534	22,376
Olin Corp.	13,414	429,785
Olympic Steel Inc.	1,518	20,432
OM Group Inc.	5,067	152,162
Omnova Solutions Inc. (a)	8,042	68,598
P. H. Glatfelter Co.	7,303	201,052
PolyOne Corp.	15,005	560,437
Quaker Chemical Corp.	2,244	192,176
Rentech Inc. (a)	37,936	42,488
Resolute Forest Products (a)	10,948	188,853
RTI International Metals Inc. (a)	5,151	184,972
Ryerson Holding Corp. (a)	1,825	11,625
Schnitzer Steel Industries Inc. Class A	4,472	70,926
Schweitzer-Mauduit International Inc.	5,188	239,271
Senomyx Inc. (a)	7,351	32,418
Sensient Technologies Corp.	8,375	576,870
Stepan Co.	3,213	133,854
Stillwater Mining Co. (a)	20,286	262,095
SunCoke Energy Inc.	11,166	166,820
Trecora Resources (a)	3,288	40,114
Tredegar Corp.	4,212	84,703
Trinseo SA (a)	1,893	37,481
Tronox Ltd. Class A	10,441	212,266
UFP Technologies Inc. (a)	1,027	23,395
United States Lime & Minerals Inc.	328	21,156
Universal Stainless & Alloy Products Inc. (a)	1,218	31,936
US Concrete Inc. (a)	2,416	81,854
Walter Energy Inc.	11,332	7,026
Wausau Paper Corp.	7,225	68,854
Worthington Industries Inc.	8,695	231,374
Zep Inc.	3,895	66,332

		13,339,281

Telecommunication Services (0.73%)
8x8 Inc. (a)	14,932	125,429
Atlantic Tele-Network Inc.	1,598	110,614
Boingo Wireless Inc. (a)	3,969	29,926
Cincinnati Bell Inc. (a)	35,685	125,968

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Cogent Communications Holdings Inc.	7,913	$279,566
Consolidated Communications Holdings Inc.	8,487	173,135
FairPoint Communications Inc. (a)	3,552	62,515
General Communication Inc. Class A (a)	6,052	95,380
Globalstar Inc. (a)	46,409	154,542
Hawaiian Telcom Holdco Inc. (a)	1,801	47,961
IDT Corp. Class B	2,880	51,120
inContact Inc. (a)	10,254	111,769
Inteliquent Inc.	5,523	86,932
Intelsat SA (a)	4,698	56,376
Iridium Communications Inc. (a)	13,640	132,444
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	12,316
Lumos Networks Corp.	3,221	49,152
magicJack VocalTec Ltd. (a)	3,125	21,375
NTELOS Holdings Corp.	2,848	13,670
Orbcomm Inc. (a)	9,434	56,321
Premiere Global Services Inc. (a)	8,257	78,937
RingCentral Inc. Class A (a)	4,847	74,305
Shenandoah Telecommunications Co.	4,033	125,668
Spok Holdings Inc.	3,666	70,277
Vonage Holdings Corp. (a)	29,610	145,385

		2,291,083

Utilities (3.43%)
Abengoa Yield PLC	4,852	163,901
ALLETE Inc.	7,542	397,916
American States Water Co.	6,557	261,559
Artesian Resources Corp. Class A	1,360	29,090
Atlantic Power Corp.	20,150	56,622
Avista Corp.	10,215	349,149
Black Hills Corp.	7,551	380,872
California Water Service Group	8,087	198,212
Chesapeake Utilities Corp.	2,462	124,602
Cleco Corp.	10,238	558,176
Connecticut Water Service Inc.	1,863	67,683
Dynegy Inc. (a)	20,789	653,398
El Paso Electric Co.	6,851	264,723
Empire District Electric Co., The	7,342	182,228
Idacorp Inc.	8,523	535,841
Laclede Group Inc., The	7,303	374,060
MGE Energy Inc.	5,839	258,784
Middlesex Water Co.	2,735	62,249
New Jersey Resources Corp.	14,218	441,611
Northwest Natural Gas Co.	4,565	218,892
NorthWestern Corp.	7,940	427,093
NRG Yield Inc. Class A	4,050	205,456
ONE Gas Inc.	8,794	380,165
Ormat Technologies Inc.	5,598	212,836
Otter Tail Corp.	6,193	199,229
Pattern Energy Group Inc.	7,332	207,642
Piedmont Natural Gas Company Inc.	13,185	486,658
PNM Resources Inc.	13,467	393,236

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Portland General Electric Co.	13,250	$491,442
SJW Corp.	2,625	81,139
South Jersey Industries Inc.	5,590	303,425
Southwest Gas Corp.	7,877	458,205
Spark Energy Inc. Class A	473	6,977
Terraform Power Inc. Class A	4,839	176,672
UIL Holdings Corp.	9,566	491,884
Unitil Corp.	2,375	82,579
Vivint Solar Inc. (a)	3,395	41,215
WGL Holdings Inc.	8,773	494,797
York Water Co., The	2,219	53,877

		10,774,095

Total Common Stocks
(cost $223,754,392)		307,086,330

Short-term Investments (2.06%)
State Street Institutional U.S. Government Money Market Fund (a)	6,479,217	6,479,217

Total Short-term Investments
(cost $6,479,217)		6,479,217

TOTAL INVESTMENTS (99.81%)
(cost $230,233,609)		313,565,547
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.19%)		609,844

NET ASSETS (100.00%)		$314,175,391

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2015, cash in the amount of $337,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	57	June 2015	$6,932,326	$7,118,730	$186,404

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (97.85%)
Australia (7.17%)
AGL Energy Ltd.	15,297	$176,846
ALS Ltd.	9,033	33,929
Alumina Ltd.	60,921	74,136
Amcor Ltd.	28,086	299,255
AMP Ltd.	68,009	331,942
APA Group	25,201	173,335
Asciano Ltd.	22,021	105,899
ASX Ltd.	4,386	137,990
Aurizon Holdings Ltd.	49,048	180,532
AusNet Services	36,202	40,178
Australia & New Zealand Banking Group Ltd.	63,654	1,770,866
Bank of Queensland Ltd.	8,650	90,641
Bendigo and Adelaide Bank Ltd.	9,875	94,097
BHP Billiton Ltd.	74,334	1,727,821
Boral Ltd.	18,123	87,850
Brambles Ltd.	36,171	316,323
Caltex Australia Ltd.	3,059	81,184
Coca-Cola Amatil Ltd.	13,053	106,869
Cochlear Ltd.	1,394	95,833
Commonwealth Bank of Australia	37,522	2,661,458
Computershare Ltd.	11,101	107,300
Crown Resorts Ltd.	8,586	87,147
CSL Ltd.	10,945	765,738
Dexus Property Group	21,324	122,764
Federation Centres	30,530	70,473
Flight Centre Travel Group Ltd.	1,134	34,131
Fortescue Metals Group Ltd.	35,894	53,134
Goodman Group	40,027	192,736
GPT Group	38,305	133,047
Harvey Norman Holdings Ltd.	13,901	46,986
Healthscope Ltd.	24,868	57,814
Iluka Resources Ltd.	10,050	64,782
Incitec Pivot Ltd.	40,008	123,575
Insurance Australia Group Ltd.	55,173	255,395
James Hardie Industries PLC	10,517	121,659
Leighton Holdings Ltd.	2,409	38,601
Lend Lease Corp. Ltd.	12,857	162,391
Macquarie Group Ltd.	6,703	389,621
Medibank Private Ltd. (b)	64,241	113,298
Mirvac Group	86,117	131,493
National Australia Bank Ltd.	54,772	1,603,411
Newcrest Mining Ltd. (b)	17,517	176,668
Novion Property Group Pty Ltd.	46,115	87,848
Orica Ltd.	8,751	132,886
Origin Energy Ltd.	24,967	214,011
Platinum Asset Management Ltd.	5,385	31,991
Qantas Airways Ltd. (b)	14,767	35,026
QBE Insurance Group Ltd.	31,214	308,544
Ramsay Health Care Ltd.	2,962	151,224
REA Group Ltd.	1,076	39,415
Rio Tinto Ltd.	10,095	437,416
Santos Ltd.	23,293	126,001
Scentre Group	124,632	354,059
Seek Ltd.	7,827	101,483
Sonic Healthcare Ltd.	8,775	136,327

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	53,807	$183,836
Suncorp Group Ltd.	29,606	303,598
Sydney Airport	25,709	101,169
Tabcorp Holding Ltd.	18,751	67,560
Tatts Group Ltd.	34,276	103,698
Telstra Corp. Ltd.	99,131	475,874
Toll Holdings Ltd.	15,419	103,740
TPG Telecom Ltd.	6,552	45,486
Transurban Group	42,550	308,099
Treasury Wine Estates Ltd.	14,604	56,743
Wesfarmers Ltd.	26,013	868,676
Westfield Corp.	45,582	330,338
Westpac Banking Corp.	71,956	2,150,840
Woodside Petroleum Ltd.	17,222	451,198
Woolworths Ltd.	29,075	651,105
WorleyParsons Ltd.	5,088	36,823

		21,834,162

Austria (0.20%)
Andritz AG	1,628	97,203
Erste Group Bank AG	6,580	161,764
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	21,096	62,132
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,595	98,616
Raiffeisen Bank International AG	2,781	38,648
Vienna Insurance Group AG	960	42,506
VoestAlpine AG	2,521	92,218

		593,087

Belgium (1.29%)
Ageas	5,080	182,435
Anheuser-Busch InBev NV	18,610	2,273,494
Belgacom SA	3,471	121,445
Colruyt SA	1,633	71,073
Delhaize Group	2,323	208,699
Groupe Bruxelles Lambert SA	1,915	158,771
KBC GROEP NV (b)	5,812	359,198
Solvay SA	1,367	197,600
Telenet Group Holding NV (b)	1,205	66,306
UCB SA	2,932	211,811
Umicore SA	2,218	92,635

		3,943,467

Denmark (1.63%)
A P Moller-Maersk A/S Class A	87	176,666
A P Moller-Maersk A/S Class B	167	349,068
Carlsberg A/S Class B	2,478	204,327
Coloplast A/S Class B	2,610	197,173
Danske Bank A/S	15,243	401,853
DSV A/S	4,091	127,143
ISS A/S (b)	2,696	84,978
Novo Nordisk A/S Class B	46,429	2,478,554
Novozymes A/S B Shares	5,487	250,476
Pandora A/S	2,683	244,274

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S	19,120	$136,994
Tryg A/S	506	59,510
Vestas Wind Systems A/S	5,293	218,235
William Demant Holding A/S (b)	534	45,344

		4,974,595

Finland (0.86%)
Elisa OYJ	3,370	84,633
Fortum OYJ	10,232	214,362
Kone Corp. OYJ Class B	7,260	321,911
Metso OYJ	2,533	74,006
Neste Oil OYJ	2,871	75,335
Nokia OYJ	86,543	659,869
Nokian Renkaat OYJ	2,726	81,240
Orion OYJ Class B	2,451	69,088
Sampo OYJ A Shares	10,260	517,498
Stora Enso OYJ R Shares	12,578	129,327
UPM-Kymmene OYJ	12,228	237,553
Wartsila OYJ Class B	3,488	154,276

		2,619,098

France (9.32%)
Accor SA	4,028	210,043
Aeroports de Paris (ADP)	670	80,081
Air Liquide SA	7,980	1,027,340
Airbus Group NV	13,575	882,523
Alcatel-Lucent (b)	63,967	240,481
Alstom SA (b)	5,082	156,379
Arkema	1,522	120,536
AtoS	1,849	127,278
AXA SA	41,923	1,055,167
BNP Paribas SA	24,574	1,495,230
Bollore	12,800	68,201
Bouygues SA	4,001	157,062
Bureau Veritas SA	5,016	107,617
Cap Gemini SA	3,293	270,163
Carrefour SA	14,432	482,129
Casino Guichard Perrachon SA	1,331	117,855
Christian Dior SE	1,246	234,519
Cie Generale des Etablissements Michelin Class B	4,300	427,613
CNP Assurances	4,035	70,720
Compagnie de Saint-Gobain	10,470	459,709
Credit Agricole SA	23,821	350,049
Danone	13,343	899,423
Dassault Systemes SA	2,986	202,076
Edenred	4,918	122,704
Electricite de France	5,505	132,000
Essilor International SA	4,688	538,253
Eurazeo SA	886	60,720
Eutelsat Communications	3,625	120,246
Fonciere des Regions	674	66,742
Fonciere des Regions New (b)	42	4,053
GDF Suez	33,525	661,885
Gecina SA	609	82,368
Groupe Eurotunnel SE	11,022	158,012

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	614	$216,794
ICADE	798	72,095
Iliad SA	620	144,782
Imerys SA	864	63,394
JC Decaux SA	1,551	52,228
Kering	1,723	336,362
Klepierre	4,013	197,063
Lafarge SA	4,234	275,255
Lagardere SCA	2,775	83,404
Legrand SA	6,078	329,232
L’Oreal SA	5,805	1,069,227
LVMH Moet Hennessy Louis Vuitton SE	6,467	1,138,083
Natixis SA	21,249	159,167
Numericable - SFR SAS (b)	2,290	124,984
Orange	42,660	685,101
Pernod Ricard SA	4,909	580,449
Peugeot SA (b)	9,253	154,670
Publicis Groupe	4,334	334,397
Remy Cointreau SA	535	39,403
Renault SA	4,444	403,649
Rexel SA	6,337	119,489
Safran SA	6,326	442,007
Sanofi	27,639	2,729,600
Schneider Electric SE (Paris)	12,160	946,276
SCOR SE	3,600	121,420
SES	6,990	247,797
Societe BIC SA	636	90,542
Societe Generale	16,781	810,220
Sodexo	2,169	211,550
STMicroelectronics NV	14,634	136,375
Suez Environnement Co.	6,744	116,108
Technip SA	2,451	148,256
Thales SA	2,226	123,504
Total SA	49,537	2,462,336
Valeo SA	1,713	255,503
Vallourec SA	2,527	61,678
Veolia Environnement	9,693	183,329
Vinci SA	10,932	624,586
Vivendi	28,107	697,835
Wendel	683	81,410
Zodiac Aerospace	4,225	139,791

		28,398,528

Germany (8.71%)
Adidas AG	4,789	378,155
Allianz SE Reg.	10,578	1,836,517
Axel Springer SE	996	58,786
BASF SE	21,258	2,104,447
Bayer AG	19,138	2,863,349
Bayerische Motoren Werke (BMW) AG	7,666	954,686
Beiersdorf AG	2,283	197,958
Brenntag AG	3,582	214,005
Celesio AG	1,115	32,926
Commerzbank AG (b)	22,525	309,520
Continental AG	2,523	594,157

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Daimler AG Registered Shares	22,284	$2,140,038
Deutsche Annington Immobilien SE	7,901	266,245
Deutsche Bank AG Reg.	31,932	1,106,690
Deutsche Boerse AG	4,377	357,202
Deutsche Lufthansa AG Reg.	5,099	71,400
Deutsche Post AG	22,410	698,181
Deutsche Telekom AG	73,494	1,344,235
Deutsche Wohnen AG	6,660	170,341
E.ON SE	46,338	688,996
Fraport AG	916	54,714
Fresenius Medical Care AG & Co. KGaA	5,039	418,850
Fresenius SE & Co. KGaA	8,769	522,777
GEA Group AG	4,266	205,073
Hannover Rueck SE	1,339	138,365
HeidelbergCement AG	3,275	258,995
Henkel AG & Co. KGaA	2,757	284,503
Hugo Boss AG	1,280	155,509
Infineon Technologies AG	25,720	305,989
K+S AG Reg.	3,897	126,972
Kabel Deutschland Holding AG (b)	526	68,279
Lanxess AG	2,154	114,561
Linde AG	4,287	871,758
MAN AG	832	87,584
Merck KGaA	2,988	334,410
Metro AG	3,815	129,290
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,997	858,884
Osram Licht AG	2,093	103,610
ProsiebenSat.1 Media AG Reg.	5,053	247,157
QIAGEN NV (b)	5,281	132,524
RTL Group SA	864	83,082
RWE AG	11,474	292,127
SAP SE	21,327	1,541,459
Siemens AG Reg.	18,338	1,983,331
Symrise AG	2,828	178,316
Telefonica Deutschland Holding AG	13,730	78,953
ThyssenKrupp AG	10,358	271,175
United Internet AG Reg.	2,893	131,311
Volkswagen AG	673	173,043

		26,540,435

Hong Kong (3.10%)
AIA Group Ltd.	278,754	1,748,359
ASM Pacific Technology Ltd.	5,900	61,524
Bank of East Asia Ltd., The	29,625	118,011
BOC Hong Kong Holdings Ltd.	86,500	307,383
Cathay Pacific Airways Ltd.	29,000	67,031
Cheung Kong Infrastructure Holdings Ltd.	13,000	111,906
CK Hutchison Holdings Ltd.	32,000	654,188
CLP Holdings Ltd.	43,283	377,461
First Pacific Company Ltd.	58,500	58,436
Galaxy Entertainment Group Ltd.	55,000	249,011

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Properties Ltd.	50,000	$139,831
Hang Seng Bank Ltd.	17,674	318,741
Henderson Land Development Co. Ltd.	24,439	171,528
HKT Trust and HKT Ltd.	61,100	78,776
Hong Kong & China Gas Co. Ltd.	147,841	341,188
Hong Kong Exchanges & Clearing Ltd.	25,500	624,733
Hutchison Whampoa Ltd.	49,210	681,458
Hysan Development Co. Ltd.	13,000	56,731
Kerry Properties Ltd.	14,000	48,598
Li & Fung Ltd.	132,000	128,899
Link REIT, The	53,500	329,015
MGM China Holdings Ltd.	23,600	44,521
MTR Corporation Ltd.	32,500	154,161
New World Development Company Ltd.	123,714	143,586
NWS Holdings Ltd.	36,327	61,068
PCCW Ltd.	101,000	61,718
Power Assets Holdings Ltd.	32,000	325,209
Sands China Ltd.	56,400	233,590
Shangri-La Asia Ltd.	26,960	37,026
Sino Land Co. Ltd.	72,600	118,009
SJM Holdings Ltd.	48,000	62,692
Sun Hung Kai Properties Ltd.	39,000	601,863
Swire Pacific Ltd. Class A	15,000	203,414
Swire Properties Ltd.	26,400	85,743
Techtronic Industries Company Ltd.	32,500	109,989
WH Group Ltd. (b) (d)	80,500	45,829
Wharf Holdings Ltd., The	33,953	236,583
Wheelock and Co. Ltd.	22,000	112,564
Wynn Macau Ltd.	34,800	75,386
Yue Yuen Industrial Holdings Ltd.	18,500	65,819

		9,451,578

Ireland (0.36%)
Bank of Ireland (b)	622,939	237,680
CRH PLC (Dublin)	18,744	490,209
Kerry Group PLC Class A (Dublin)	3,634	244,280
Ryanair Holdings PLC	10,018	119,595

		1,091,764

Israel (0.59%)
Bank Hapoalim B.M.	25,304	121,671
Bank Leumi Le-Israel (b)	30,149	111,800
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	81,571
Delek Group Ltd.	101	25,993
Israel Chemicals Ltd.	10,564	75,028
Israel Corporation Ltd., The	58	20,202
Mizrahi Tefahot Bank Ltd. (b)	2,895	29,378
NICE Systems Ltd.	1,480	90,337
Teva Pharmaceutical Industries Ltd.	19,987	1,249,132

		1,805,112

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (2.24%)
Assicurazioni Generali SpA	27,047	$531,802
Atlantia SpA	9,727	255,434
Banca Monte dei Paschi di Siena SpA (b)	99,724	66,186
Banco Popolare Societa Cooperativa (b)	8,104	126,159
CNH Industrial NV	21,818	178,805
Enel Green Power SpA	41,261	76,938
Enel SpA	151,660	685,112
Eni SpA	58,751	1,016,871
EXOR SpA	2,361	107,095
Fiat Chrysler Automobiles NV (Italy) (b)	20,822	338,026
Finmeccanica SpA (b)	9,416	111,844
Intesa Sanpaolo	292,378	992,331
Luxottica Group SpA	3,821	242,006
Mediobanca SpA	14,187	135,734
Pirelli & C. SpA	5,332	88,259
Prysmian SpA	4,884	100,659
Saipem SpA (b)	6,534	66,463
Snam SpA	47,044	228,358
Telecom Italia SpA (b)	231,281	270,807
Tenaris SA	10,928	153,189
Terna - Rete Elettrica Nationale SpA	34,262	150,871
UBI Banca - Unione di Banche Italiane ScpA	20,407	159,156
UniCredit SpA	101,335	687,182
UnipolSai SpA	21,345	62,108

		6,831,395

Japan (21.94%)
ABC-Mart Inc.	600	35,091
ACOM Co. Ltd. (b)	10,800	37,451
Advantest Corp.	3,480	43,874
Aeon Co. Ltd.	14,700	161,250
Aeon Credit Service Co. Ltd.	2,800	70,633
Aeon Mall Co. Ltd.	2,800	55,449
Air Water Inc.	3,000	53,573
Aisin Seiki Co. Ltd.	4,400	159,521
Ajinomoto Co. Inc.	13,000	285,200
Alfresa Holdings Corp.	4,000	56,365
All Nippon Airways Co. Ltd.	27,000	72,284
Amada Co. Ltd.	7,900	76,082
Aozora Bank Ltd.	28,000	99,248
Asahi Glass Co. Ltd.	23,000	150,650
Asahi Group Holdings Ltd.	8,900	282,205
Asahi Kasei Corp.	29,000	276,939
ASICS Corp.	3,600	97,964
Astellas Pharma Inc.	49,700	814,329
Bandai Namco Holdings Inc.	4,100	79,802
Bank of Kyoto Ltd., The	8,000	83,847
Bank of Yokohama Ltd., The	27,000	158,129
Benesse Holdings Inc.	1,700	53,479
Bridgestone Corp.	15,000	600,599
Brother Industries Ltd.	5,600	88,972
CALBEE Inc.	1,600	69,459
Canon Inc.	26,200	926,990

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Casio Computer Co. Ltd.	4,900	$92,814
Central Japan Railway Co.	3,300	596,374
Chiba Bank Ltd., The	16,000	117,265
Chiyoda Corp.	4,000	34,170
Chubu Electric Power Co. Inc.	14,800	176,474
Chugai Pharmaceutical Co. Ltd.	5,300	167,273
Chugoku Bank Ltd., The	4,000	59,728
Chugoku Electric Power Company Inc., The	6,500	84,729
Citizen Holdings Co. Ltd.	5,900	45,220
Colopl Inc.	1,000	21,557
Credit Saison Co. Ltd.	3,200	57,404
Dai Nippon Printing Co. Ltd.	13,000	126,271
Daicel Chemical Industries Ltd.	7,000	83,437
Daihatsu Motor Co. Ltd.	4,300	65,771
Dai-ichi Life Insurance Company Ltd.	25,200	365,529
Daiichi Sankyo Co. Ltd.	15,113	240,159
Daikin Industries Ltd.	5,400	361,012
Daito Trust Construction Co. Ltd.	1,700	189,832
Daiwa House Industry Co. Ltd.	14,000	275,943
Daiwa Securities Group Inc.	38,000	299,132
Denso Corp.	11,100	505,997
Dentsu Inc.	4,900	209,615
Don Quijote Holdings Co. Ltd.	1,400	113,803
East Japan Railway Co.	7,800	625,045
Eisai Co. Ltd.	5,800	412,541
Electric Power Development Co. Ltd.	2,480	83,544
FamilyMart Co. Ltd.	1,200	50,278
Fanuc Corp.	4,500	982,412
Fast Retailing Co. Ltd.	1,300	502,655
Fuji Electric Co. Ltd.	13,000	61,334
Fuji Heavy Industries Ltd.	13,600	451,469
FUJIFILM Holdings Corp.	10,600	377,111
Fujitsu Ltd.	44,000	300,064
Fukuoka Financial Group Inc.	18,000	92,565
GungHo Online Entertainment Inc.	9,500	37,112
Gunma Bank Ltd.	8,000	54,044
Hachijuni Bank Ltd., The	10,000	70,511
Hakuhodo DY Holdings Inc.	5,900	62,725
Hamamatsu Photonics KK	3,400	102,483
Hankyu Hanshin Holdings Inc.	26,000	160,612
Hikari Tsushin Inc.	400	25,906
Hino Motors Ltd.	6,000	85,372
Hirose Electric Co. Ltd.	735	94,632
Hiroshima Bank Ltd., The	11,000	59,283
Hisamitsu Pharmaceutical Co. Inc.	1,200	49,285
Hitachi Chemical Co. Ltd.	2,500	53,384
Hitachi Construction Machinery Co. Ltd.	2,400	41,895
Hitachi High-Technologies Corp.	1,400	42,605
Hitachi Ltd.	111,000	758,114
Hitachi Metals Ltd.	5,000	76,633
Hokuhoku Financial Group Inc.	29,000	64,643
Hokuriku Electric Power Co.	4,100	54,253
Honda Motor Co. Ltd.	37,700	1,230,638
Hoya Corp.	9,700	388,333

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hulic Company Ltd.	5,900	$66,293
Ibiden Co. Ltd.	3,000	50,573
Idemitsu Kosan Co. Ltd.	2,000	34,832
IHI Corp.	32,000	149,623
Iida Group Holdings Co. Ltd.	3,800	47,274
INPEX Corp.	20,700	228,089
Isetan Mitsukoshi Holdings Ltd.	7,880	130,200
Isuzu Motors Ltd.	14,000	185,745
Itochu Corp.	36,300	392,834
Itochu Techno-Solutions Corp.	1,200	24,893
Iyo Bank Ltd., The	6,000	71,156
J. Front Retailing Co. Ltd.	5,700	89,482
Japan Airlines Co. Ltd.	2,900	90,211
Japan Display Inc. (b)	8,500	30,327
Japan Exchange Group Inc.	6,100	176,612
Japan Prime Realty Investment Corp.	19	65,429
Japan Real Estate Investment Corp.	28	131,700
Japan Retail Fund Investment Corp.	57	113,264
Japan Tobacco Inc.	25,500	806,179
JFE Holdings Inc.	11,300	249,426
JGC Corp.	5,000	99,288
Joyo Bank Ltd., The	16,000	82,227
JSR Corp.	3,900	67,537
JTEKT Corp.	5,100	79,516
JX Holdings Inc.	51,400	197,769
Kajima Corp.	20,000	92,724
Kakaku.com Inc.	3,100	51,441
Kamigumi Co. Ltd.	4,000	37,761
Kaneka Corp.	7,000	49,214
Kansai Electric Power Company Inc., The (b)	16,800	160,119
Kansai Paint Co. Ltd.	5,000	90,999
Kao Corp.	11,800	589,221
Kawasaki Heavy Industries Ltd.	34,000	171,531
KDDI Corp.	40,500	914,997
Keihan Electric Railway Co. Ltd.	11,000	66,944
Keikyu Corp.	10,000	79,932
Keio Corp.	14,000	109,649
Keisei Electric Railway Co. Ltd.	6,000	74,469
Keyence Corp.	1,064	580,621
Kikkoman Corp.	4,000	126,837
Kintetsu Corp.	41,000	150,424
Kirin Holdings Co. Ltd.	19,300	253,144
Kobe Steel Ltd.	72,000	132,798
Koito Manufacturing Company Ltd.	2,000	60,137
Komatsu Ltd.	21,600	423,418
Konami Corp.	2,400	44,899
Konica Minolta Holdings Inc.	10,000	101,343
Kubota Corp.	26,000	410,772
Kuraray Co. Ltd.	7,600	102,902
Kurita Water Industries Ltd.	2,400	57,982
Kyocera Corp.	7,500	409,895
Kyowa Hakko Kirin Co. Ltd.	5,000	65,174
Kyushu Electric Power Co. Inc. (b)	10,000	96,887
Lawson Inc.	1,500	103,980
LIXIL Group Corp.	6,100	144,361

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
M3 Inc.	4,600	$97,588
Mabuchi Motor Co. Ltd.	1,200	63,482
Makita Corp.	2,600	134,733
Marubeni Corp.	39,000	225,478
Marui Group Co. Ltd.	5,600	63,458
Maruichi Steel Tube Ltd.	1,100	26,037
Mazda Motor Corp.	12,300	249,220
McDonald’s Holdings Company Ltd. (Japan)	1,600	35,458
MEDIPAL HOLDINGS CORP.	3,300	43,013
MEIJI Holdings Company Ltd.	1,419	172,848
Minebea Co. Ltd.	7,000	110,099
Miraca Holdings Inc.	1,400	64,362
Mitsubishi Chemical Holdings Corp.	31,800	184,601
Mitsubishi Corp.	31,700	636,975
Mitsubishi Electric Corp.	45,000	534,217
Mitsubishi Estate Company Ltd.	29,000	672,566
Mitsubishi Gas Chemical Co. Inc.	9,000	44,292
Mitsubishi Heavy Industries Ltd.	71,000	390,661
Mitsubishi Logistics Corp.	3,000	46,690
Mitsubishi Materials Corp.	25,000	84,006
Mitsubishi Motors Corp.	14,400	129,841
Mitsubishi Tanabe Pharma Corp.	5,500	94,355
Mitsubishi UFJ Financial Group Inc.	294,460	1,823,712
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	57,325
Mitsui & Co. Ltd.	39,100	523,634
Mitsui Chemicals Inc.	20,000	64,136
Mitsui Fudosan Co. Ltd.	22,000	646,096
Mitsui OSK Lines Ltd.	25,000	84,792
mixi Inc.	800	32,339
Mizuho Financial Group Inc.	533,500	937,614
MS&AD Insurance Group Holdings Inc.	11,700	327,553
Murata Manufacturing Co. Ltd.	4,700	645,494
Nabtesco Corp.	2,400	69,334
Nagoya Railroad Co. Ltd.	20,000	79,862
NEC Corp.	64,000	187,995
Nexon Co. Ltd.	2,800	29,817
NGK Insulators Ltd.	6,000	127,839
NGK Spark Plug Co. Ltd.	4,000	107,376
NH Foods Ltd.	4,000	92,174
NHK Spring Co. Ltd.	4,100	42,653
Nidec Corp.	5,000	331,909
Nikon Corp.	7,900	105,927
Nintendo Co. Ltd.	2,500	366,812
Nippon Building Fund Inc.	32	157,201
Nippon Electric Glass Co. Ltd.	10,000	48,872
Nippon Express Co. Ltd.	20,000	111,746
Nippon Paint Co. Ltd.	3,400	124,293
Nippon Prologis REIT Inc.	35	77,048
Nippon Steel Corp.	175,000	440,021
Nippon Telegraph & Telephone Corp.	8,600	530,887
Nippon Yusen KK	38,000	109,316
Nissan Motor Co. Ltd.	57,600	585,823
Nisshin Seifun Group Inc.	5,300	62,382
Nissin Foods Holdings Co. Ltd.	1,400	68,804

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nitori Holdings Co. Ltd.	1,600	$108,310
Nitto Denko Corp.	3,700	247,063
NOK Corp.	2,100	63,142
Nomura Holdings Inc.	84,400	495,734
Nomura Real Estate Holdings Inc.	3,100	55,828
Nomura Research Institute Ltd.	2,500	93,926
NSK Ltd.	11,000	160,551
NTT Data Corp.	2,800	121,611
NTT DoCoMo Inc.	35,400	618,651
NTT Urban Development Corp.	2,900	28,968
Obayashi Corp.	14,000	90,749
Odakyu Electric Railway Co. Ltd.	15,000	152,774
Oji Paper Co. Ltd.	17,000	69,556
Olympus Corp. (b)	5,600	207,623
OMRON Corp.	4,600	207,226
Ono Pharmaceutical Co. Ltd.	1,900	214,403
Oracle Corp. Japan	900	38,730
Oriental Land Co. Ltd.	4,800	363,447
Orix Corp.	30,600	429,964
Osaka Gas Co. Ltd.	43,000	179,816
OTSUKA Corp.	1,200	51,138
Otsuka Holdings Co. Ltd.	9,200	287,810
Panasonic Corp.	50,900	668,421
Park24 Co. Ltd.	2,000	40,919
Rakuten Inc.	18,700	329,272
Recruit Holdings Co Ltd.	3,400	106,085
Resona Holdings Inc.	51,100	253,597
Ricoh Co. Ltd.	16,700	181,586
RINNAI Corp.	800	59,289
Rohm Co. Ltd.	2,200	150,332
Sankyo Co. Ltd.	1,000	35,517
Sanrio Co. Ltd.	1,100	29,384
Santen Pharmaceutical Co. Ltd.	9,000	131,272
SBI Holdings Inc.	4,345	52,598
Secom Co. Ltd.	4,900	326,831
Sega Sammy Holdings Inc.	4,068	59,273
Seibu Holdings Inc.	2,500	64,580
Seiko Epson Corp.	5,800	102,726
Sekisui Chemical Co. Ltd.	10,000	129,750
Sekisui House Ltd.	13,000	188,760
Seven & I Holdings Co. Ltd.	17,440	732,886
Seven Bank Ltd.	14,000	69,030
Sharp Corp. (b)	37,000	72,472
Shikoku Electric Power Co. Inc. (b)	3,900	48,000
Shimadzu Corp.	5,000	55,685
Shimamura Co. Ltd.	500	46,310
Shimano Inc.	1,800	267,484
Shimizu Corp.	14,000	94,651
Shin-Etsu Chemical Co. Ltd.	9,500	620,237
Shinsei Bank Ltd.	39,000	77,545
Shionogi & Co. Ltd.	6,700	223,047
Shiseido Co. Ltd.	8,600	152,564
Shizuoka Bank Ltd., The	12,000	119,684
Showa Shell Sekiyu KK	4,300	39,274
SMC Corp.	1,300	387,093
Softbank Corp.	22,300	1,298,739

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sompo Japan Nipponkoa Holdings Inc.	7,500	$233,163
Sony Corp. (b)	26,500	708,705
Sony Financial Holdings Inc.	4,200	67,561
Stanley Electric Co. Ltd.	3,500	79,003
Sumitomo Chemical Co. Ltd.	33,000	169,371
Sumitomo Corp.	25,900	276,378
Sumitomo Dainippon Pharma Co. Ltd.	3,700	43,824
Sumitomo Electric Industries Ltd.	17,400	228,087
Sumitomo Heavy Industries Ltd.	12,000	78,532
Sumitomo Metal Mining Co. Ltd.	12,000	175,389
Sumitomo Mitsui Financial Group Inc.	29,500	1,129,985
Sumitomo Mitsui Trust Holdings Inc.	76,000	315,710
Sumitomo Realty & Development Co. Ltd.	9,000	324,012
Sumitomo Rubber Industries Ltd.	3,700	68,203
Suntory Beverage & Food Ltd.	3,300	141,303
Suruga Bank Ltd.	4,000	83,067
Suzuken Co. Ltd.	1,804	54,988
Suzuki Motor Corp.	8,300	249,284
Sysmex Corp.	3,300	182,975
T&D Holdings Inc.	13,200	181,316
TAIHEIYO CEMENT CORP.	26,000	79,386
Taisei Corp.	24,000	135,463
Taisho Pharmaceutical Holdings Co. Ltd.	800	59,442
Taiyo Nippon Sanso Corp.	3,000	40,823
Takashimaya Co. Ltd.	6,000	58,942
Takeda Pharmaceutical Company Ltd.	18,300	913,497
TDK Corp.	2,900	205,342
Teijin Ltd.	23,000	78,035
Terumo Corp.	7,000	184,401
THK Co. Ltd.	2,400	60,986
Tobu Railway Co. Ltd.	22,000	104,230
Toho Co. Ltd.	2,700	66,017
Toho Gas Co. Ltd.	10,000	58,292
Tohoku Electric Power Co. Inc.	10,800	122,671
Tokio Marine Holdings Inc.	16,000	603,949
Tokyo Electric Power Company Inc. (b)	33,600	127,174
Tokyo Electron Ltd.	4,000	277,455
Tokyo Gas Co. Ltd.	53,000	333,197
Tokyo Tatemono Co. Ltd.	10,000	73,263
Tokyu Corp.	26,000	160,856
Tokyu Fudosan Holdings Corp.	11,900	81,165
TonenGeneral Sekiyu KK	7,000	60,369
Toppan Printing Co. Ltd.	12,000	92,308
Toray Industries Inc.	33,000	276,209
Toshiba Corp.	94,000	393,866
Toto Ltd.	6,000	89,094
Toyo Seikan Kaisha Ltd.	3,800	55,581
Toyo Suisan Kaisha Ltd.	2,000	70,365
Toyoda Gosei Co. Ltd.	1,600	35,717
Toyota Industries Corp.	3,700	211,628
Toyota Motor Corp.	63,300	4,418,576
Toyota Tsusho Corp.	4,800	126,996

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Trend Micro Inc.	2,300	$75,786
Unicharm Corp.	8,700	227,766
United Urban Investment Corp.	56	87,299
USS Co. Ltd.	5,200	89,854
West Japan Railway Co.	3,800	199,235
Yahoo Japan Corp.	32,200	132,815
Yakult Honsha Co. Ltd.	2,000	139,325
Yamada Denki Co. Ltd.	19,100	78,653
Yamaguchi Financial Group Inc.	5,000	57,466
Yamaha Corp.	4,200	73,342
Yamaha Motor Co. Ltd.	6,000	144,544
Yamato Holdings Co. Ltd.	8,000	184,389
Yamato Kogyo Co. Ltd.	900	21,693
Yamazaki Baking Co. Ltd.	3,000	54,055
Yaskawa Electric Corp.	5,000	73,071
Yokogawa Electric Corp.	4,800	51,713
Yokohama Rubber Company Ltd., The	5,000	51,540

		66,840,805

Netherlands (2.97%)
Aegon NV	42,548	335,945
Akzo Nobel NV	5,597	423,187
Altice SA (b)	2,010	217,380
ArcelorMittal	23,318	218,783
ASML Holding NV	8,105	821,681
Delta Lloyd NV	4,891	92,034
Gemalto NV	1,814	144,537
Heineken Holding NV	2,373	163,297
Heineken NV	5,353	408,577
ING Groep NV CVA (b)	89,276	1,307,713
Koninklijke Ahold NV	20,528	404,522
Koninklijke Boskalis Westminster NV	2,014	99,267
Koninklijke DSM NV	3,964	220,931
Koninklijke KPN NV	72,952	247,282
Koninklijke Philips NV	21,651	614,238
Koninklijke Vopak NV	1,674	92,383
NN Group NV (b)	3,541	100,386
OCI NV (b)	1,933	59,821
Randstad Holding NV	2,933	177,798
Reed Elsevier NV	16,141	402,195
TNT Express NV	9,838	62,489
Unibail-Rodamco SE (Amsterdam)	2,286	617,302
Unilever NV CVA	37,796	1,579,402
Wolters Kluwer - CVA	7,005	228,746

		9,039,896

New Zealand (0.14%)
Auckland International Airport Ltd.	20,331	68,290
Contact Energy Ltd.	9,092	40,600
Fletcher Building Ltd.	16,252	102,074
Meridian Energy Ltd.	27,088	40,950
Mighty River Power Ltd.	15,055	34,862
Ryman Healthcare Ltd.	7,561	44,249
Spark New Zealand Ltd.	43,136	95,932

		426,957

	Shares	Value
Common Stocks (Cont.)
Norway (0.63%)
DnB NOR ASA	22,571	$362,258
Gjensidige Forsikring ASA	4,480	77,299
Norsk Hydro ASA	30,366	159,614
Orkla ASA	19,192	144,848
Seadrill Ltd.	9,069	84,918
Statoil ASA	25,646	453,457
Subsea 7 SA	6,623	56,873
Telenor ASA	17,436	351,865
Yara International ASA	4,183	212,383

		1,903,515

Portugal (0.15%)
Banco Comercial Portugues SA Rights (b)	831,357	85,476
Energias de Portugal SA	54,555	204,316
Galp Energia SGPS SA B Shares	9,078	98,172
Jeronimo Martins SGPS SA	6,268	78,875

		466,839

Singapore (1.44%)
Ascendas Real Estate
Investment Trust	47,000	88,653
CapitaCommercial Trust	43,000	55,350
Capitaland Ltd.	58,892	153,506
Capitamall Trust	58,000	92,853
City Developments Ltd.	10,031	73,524
Comfortdelgro Corp. Ltd.	47,000	99,011
DBS Group Holdings Ltd.	39,967	592,625
Genting Singapore PLC	136,500	91,268
Global Logistic Properties Ltd.	75,000	144,757
Golden Agri-Resources Ltd.	166,702	51,587
Hutchison Port Holdings Trust	130,000	90,240
Jardine Cycle & Carriage Ltd.	2,415	72,133
Keppel Corp. Ltd.	33,202	217,541
Noble Group Ltd.	108,654	72,780
Oversea-Chinese Banking Corporation Ltd.	68,935	530,828
Sembcorp Industries Ltd.	21,200	65,082
Sembcorp Marine Ltd.	21,200	44,997
Singapore Airlines Ltd.	13,000	113,185
Singapore Exchange Ltd.	19,000	112,658
Singapore Press Holdings Ltd.	36,030	109,983
Singapore Technologies Engineering Ltd.	36,381	92,260
Singapore Telecommunications Ltd.	183,150	584,438
StarHub Ltd.	15,000	47,554
Suntec Real Estate Investment Trust	53,000	71,579
United Overseas Bank Ltd.	29,799	499,495
UOL Group Ltd.	10,797	60,090
Wilmar International Ltd.	44,000	104,455
Yangzijiang Shipbuilding Holdings Ltd.	48,000	44,131

		4,376,563

Spain (3.48%)
Abertis Infraestructuras SA	9,527	172,196

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
ACS Actividades de Construccion y Servicios SA	4,144	$146,668
Aena SA (b) (d)	1,388	139,559
Amadeus IT Holding SA A Shares	10,282	440,657
Banco Bilbao Vizcaya Argentaria SA	143,926	1,453,589
Banco Bilbao Vizcaya Argentaria SA Rights (b)	143,926	20,737
Banco de Sabadell SA	80,815	197,460
Banco de Sabadell SA Rights (b)	80,815	20,508
Banco Popular Espanol SA	41,595	203,447
Banco Santander SA	325,835	2,442,581
Bankia SA (b)	108,509	151,220
Bankinter SA	15,383	117,285
CaixaBank SA	53,915	255,689
Distribuidora Internacional de Alimentacion SA	14,395	112,338
Enagas SA	4,514	129,077
Endesa SA	7,349	141,871
Ferrovial SA	9,468	201,309
Gas Natural SDG SA	7,857	176,406
Grifols SA	3,546	151,942
Iberdrola SA	119,365	769,732
Industria de Diseno Textil SA	25,134	806,944
International Consolidated Airlines Group SA (b)	18,956	169,844
Mapfre SA	19,891	72,624
Red Electrica Corporacion SA	2,447	198,974
Repsol SA	24,071	448,090
Telefonica SA	97,737	1,390,749
Telefonica SA Rights (b)	97,737	15,764
Zardoya Otis SA	3,785	48,850

		10,596,110

Sweden (3.03%)
Alfa Laval AB	7,335	144,062
Assa Abloy AB Class B	7,797	464,431
Atlas Copco AB Class A	15,402	498,619
Atlas Copco AB Class B	9,023	266,444
Boliden AB	6,475	128,267
Electrolux AB Series B	5,586	159,583
Elekta AB B Shares	9,032	81,190
Getinge AB B Shares	4,571	112,944
Hennes & Mauritz AB (H&M) B Shares	21,946	889,202
Hexagon AB B Shares	5,817	206,533
Husqvarna AB B Shares	9,274	67,177
ICA Gruppen AB	1,730	57,988
Industrivarden AB C Shares	3,651	68,502
Investment AB Kinnevik B Shares	5,361	178,962
Investor AB B Shares	10,602	422,032
Lundin Petroleum AB (b)	4,808	65,787
Millicom International Cellular SA SDR	1,498	108,319
Nordea Bank AB	70,327	856,616
Sandvik AB	24,742	277,062
Securitas AB Class B	7,197	103,323
Skandinaviska Enskilda Banken AB Class A	35,512	414,488

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Skanska AB Class B	8,849	$198,388
SKF AB B Shares	9,025	233,034
Svenska Cellulosa AB Class B	13,326	306,216
Svenska Handelsbanken AB A Shares	11,471	516,614
Swedbank AB - A Shares	20,868	498,197
Swedish Match AB	4,636	136,311
Tele2 AB B Shares	7,142	85,424
Telefonaktiebolaget LM Ericsson B Shares	70,463	884,658
TeliaSonera AB	59,627	378,911
Volvo AB B Shares	35,646	431,396

		9,240,680

Switzerland (9.14%)
ABB Ltd. Reg.	50,929	1,080,408
Actelion Ltd. Reg.	2,374	273,802
Adecco SA Reg.	3,886	323,018
Aryzta AG	1,931	118,376
Baloise Holding AG Reg.	1,041	137,576
Barry Callebaut AG Reg.	52	50,770
Chocoladefabriken Lindt & Sprungli AG Reg.	3	189,782
Chocoladefabriken Lindt & Sprungli AG	22	117,758
Compagnie Financiere Richemont SA Reg.	12,085	971,040
Credit Suisse Group AG Reg.	35,520	955,627
Ems-Chemie Holding AG Reg	173	70,349
Geberit AG Reg.	886	331,555
Givaudan SA Reg.	215	388,429
Holcim Ltd. Reg.	5,340	397,843
Julius Baer Group Ltd.	5,026	251,219
Kuehne & Nagel International AG Reg.	1,281	190,192
Lonza Group AG Reg.	1,219	151,763
Nestle SA Reg.	74,613	5,618,536
Novartis AG Reg.	53,228	5,253,629
Pargesa Holding SA	681	47,792
Partners Group Holding AG	391	116,568
Roche Holding AG	16,258	4,467,569
Schindler Holding AG	1,047	173,762
Schindler Holding AG Reg.	476	77,781
SGS SA Reg	128	244,047
Sika AG	51	182,603
Sonova Holding AG Reg.	1,266	175,661
Sulzer AG Reg.	564	61,909
Swatch Group AG Reg., The	1,093	91,608
Swatch Group AG, The	720	304,493
Swiss Life Holding AG Reg.	736	181,826
Swiss Prime Site AG Reg.	1,325	115,046
Swiss Re AG	8,115	782,756
Swisscom AG	544	315,460
Syngenta AG Reg.	2,166	735,848
Transocean Ltd.	8,641	124,490
UBS Group AG	84,717	1,588,537

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,459	$1,169,149

		27,828,577

United Kingdom (19.46%)
3i Group PLC	21,674	154,868
Aberdeen Asset Management PLC	21,593	146,898
Admiral Group PLC	4,312	97,635
Aggreko PLC	5,866	132,692
Amec Foster Wheeler PLC	8,869	118,637
Anglo American PLC	32,157	480,264
Antofagasta PLC	8,948	96,802
ARM Holdings PLC	32,509	527,988
Ashtead Group PLC	11,565	185,477
Associated British Foods PLC	8,228	343,380
AstraZeneca PLC	29,204	2,003,933
Aviva PLC	67,839	542,907
Babcock International Group PLC	5,898	86,039
BAE Systems PLC	72,429	561,293
Barclays PLC	380,377	1,372,980
BG Group PLC	79,063	970,399
BHP Billiton PLC	48,936	1,073,916
BP PLC	422,024	2,735,627
British American Tobacco PLC	43,140	2,233,962
British Land Company PLC	22,701	279,787
BT Group PLC	188,014	1,221,686
Bunzl PLC	7,625	206,725
Burberry Group PLC	10,307	264,689
Capita PLC	15,168	250,739
Carnival PLC	4,273	208,952
Centrica PLC	115,202	430,891
Cobham PLC	26,798	120,717
Coca-Cola HBC AG CDI	4,506	81,056
Compass Group PLC	38,620	670,414
Croda International PLC	3,086	125,162
Diageo PLC	58,335	1,612,049
Direct Line Insurance Group PLC	35,307	166,614
Dixons Carphone PLC	23,089	141,208
easyJet PLC	3,869	107,680
Experian PLC	22,870	378,567
Fresnillo PLC	4,520	45,647
Friends Life Group Ltd.	32,844	201,072
G4S PLC	35,279	154,643
GKN PLC	38,488	204,155
GlaxoSmithKline PLC	112,491	2,589,536
Glencore PLC	243,868	1,029,547
Hammerson PLC	18,272	179,945
Hargreaves Lansdown PLC	5,175	88,271
HSBC Holdings PLC	444,025	3,783,722
ICAP PLC	12,316	96,059
IMI PLC	6,391	120,600
Imperial Tobacco Group PLC	22,144	971,374
Inmarsat PLC	10,040	137,494
InterContinental Hotels Group PLC	5,479	213,701
Intertek Group PLC	3,712	137,495
Intu Properties PLC	20,570	106,049
Investec PLC	12,634	104,781

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	90,025	$337,058
J Sainsbury PLC	27,963	107,306
Johnson Matthey PLC	4,699	235,435
Kingfisher PLC	53,689	302,917
Land Securities Group PLC	18,231	338,463
Legal & General Group PLC	137,511	566,318
Lloyds Banking Group PLC (b)	1,325,371	1,536,285
London Stock Exchange Group PLC	5,293	192,506
Marks & Spencer Group PLC	37,478	296,408
Meggitt PLC	18,473	150,161
Melrose Industries PLC	23,236	95,433
Merlin Entertainments PLC (d)	11,307	74,026
National Grid PLC	87,141	1,120,289
Next PLC	3,543	368,467
Old Mutual PLC	112,540	369,431
Pearson PLC	18,861	405,958
Persimmon PLC	6,954	171,370
Petrofac Ltd.	6,369	89,664
Prudential PLC	59,522	1,477,065
Randgold Resources Ltd.	2,005	138,991
Reckitt Benckiser Group PLC	14,945	1,283,859
Reed Elsevier PLC (London)	26,316	452,580
Rexam PLC	16,065	137,683
Rio Tinto PLC	29,501	1,216,528
Rolls-Royce Holdings PLC	43,667	615,877
Royal Bank of Scotland Group PLC (b)	58,483	295,439
Royal Dutch Shell PLC Class A	90,486	2,690,789
Royal Dutch Shell PLC Class B	56,484	1,759,493
Royal Mail PLC	14,799	95,989
RSA Insurance Group PLC	23,915	149,063
SABMiller PLC	22,358	1,171,151
Sage Group PLC, The	24,700	170,621
Schroders PLC	2,925	138,561
SEGRO PLC	17,831	110,110
Severn Trent PLC	5,419	165,185
Shire PLC	13,649	1,088,140
Sky PLC	24,148	355,265
Smith & Nephew PLC	20,919	356,701
Smiths Group PLC	9,113	150,722
Sports Direct International (b)	6,351	57,079
SSE PLC	22,788	505,733
Standard Chartered PLC	56,944	922,306
Standard Life PLC	45,083	316,784
Tate & Lyle PLC	10,415	92,143
Tesco PLC	189,081	674,935
Travis Perkins PLC	5,610	161,978
TUI AG (United Kingdom)	10,564	185,336
Tullow Oil PLC	21,305	89,315
Unilever PLC	29,740	1,240,855
United Utilities Group PLC	15,647	216,355
Vodafone Group PLC	613,099	2,006,258
Weir Group PLC, The	4,892	123,443
Whitbread PLC	4,175	324,188
William Hill PLC	20,900	114,767
William Morrison Supermarkets PLC	49,550	141,611
Wolseley PLC	6,044	357,227

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	30,313	$688,427

		59,292,771

Total Common Stocks
(cost $256,304,170)		298,095,934

Preferred Stocks (a) (0.73%)
Germany (0.66%)
Bayerische Moteren Werke (BMW) AG	1,238	114,349
Fuchs Petrolub SE	1,734	69,163
Henkel AG & Co. KGaA	4,088	480,182
Porsche Automobil Holding SE	3,588	351,367
Volkswagen AG	3,765	998,487

		2,013,548

Italy (0.07%)
Intesa Sanpaolo RSP	21,892	67,993
Telecom Italia RNC SpA	135,587	127,494

		195,487

Total Preferred Stocks
(cost $1,096,369)		2,209,035

	Shares	Value
Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund (b)	190,753	$190,753

Total Short-term Investments
(cost $190,753)		190,753

TOTAL INVESTMENTS (98.64%)
(cost $257,591,292)		300,495,722
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.36%)		4,140,240

NET ASSETS (100.00%)		$304,635,962

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $259,414 or 0.09% of net assets.

(e)	At March 31, 2015, cash in the amount of $152,125 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$92,329,654	30.73
Japanese Yen	66,840,805	22.24
British Pound	59,292,771	19.73
Swiss Franc	27,828,577	9.26
Australian Dollar	21,834,162	7.27
Hong Kong Dollar	9,451,578	3.15
Swedish Krona	9,240,680	3.07
Danish Krone	4,974,595	1.66
Singapore Dollar	4,286,323	1.43
Norwegian Krone	1,903,515	0.63
Israeli Shekel	1,805,112	0.60
New Zealand Dollar	426,957	0.14
United States Dollar	280,993	0.09

Total Investments	$300,495,722	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$78,043,004	25.62
Consumer Discretionary	39,364,839	12.92
Industrials	38,090,581	12.50
Health Care	34,389,512	11.29
Consumer Staples	33,251,058	10.92
Materials	22,284,020	7.32
Energy	15,394,703	5.05
Information Technology	14,722,367	4.83
Telecommunication Services	14,088,279	4.62
Utilities	10,676,606	3.51

Total Stocks	300,304,969	98.58
Short-term Investments	190,753	0.06
Cash and Other Assets, Net of Liabilities	4,140,240	1.36

Net Assets	$304,635,962	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	June 2015	$332,146	$337,246	$5,100
Euro Stoxx 50 Index	35	June 2015	1,355,550	1,364,892	9,342
FTSE 100 Index	11	June 2015	1,096,586	1,098,486	1,900
Nikkei 225 Index	10	June 2015	785,887	803,210	17,323

Total					$33,665

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.45%)
State Farm Variable Product Trust Bond Fund (a)	3,452,090	$36,419,545
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,968,403	57,854,175

Total Registered Investment Companies
(cost $70,750,494)		94,273,720

TOTAL INVESTMENTS (99.45%)
(cost $70,750,494)		94,273,720
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.55%)		521,517

NET ASSETS (100.00%)		$94,795,237

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.67%)
Aerospace/Defense (0.92%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,546,458

Agriculture, Foods, & Beverage (5.58%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	508,550
Hershey Co.
5.450%, 09/01/2016	500,000	533,532
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,083,846
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,108,222
Mondelez International Inc.
2.250%, 02/01/2019	500,000	505,616
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,093,111
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,015,367
Sysco Corp.
2.600%, 06/12/2022	1,000,000	996,780
Kellogg Co.
2.750%, 03/01/2023	1,000,000	978,766
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,010,695
Mondelez International Inc.
4.000%, 02/01/2024	500,000	541,496

		9,375,981

Automotive (1.22%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,017,314
2.750%, 05/17/2021	1,000,000	1,033,372

		2,050,686

Banks (2.81%)
Wachovia Bank NA
5.600%, 03/15/2016	500,000	523,064
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	527,740
Bank of America NA
6.000%, 06/15/2016	500,000	527,261
Wachovia Corp.
5.750%, 06/15/2017	500,000	549,937
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,015,984
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	517,156
US Bancorp
3.700%, 01/30/2024	500,000	538,279
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	523,400

		4,722,821

Building Materials & Construction (0.63%)
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,066,522

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (3.69%)
Rohm & Haas Co.
6.000%, 09/15/2017	$500,000	$553,180
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	569,843
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,003,087
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	1,008,624
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	998,634
Praxair Inc.
2.700%, 02/21/2023	500,000	503,121
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	498,798
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,053,455

		6,188,742

Commercial Service/Supply (1.26%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,084,644
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,023,376

		2,108,020

Computer Software & Services (0.31%)
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	513,340

Computers (0.66%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,110,810

Consumer & Marketing (2.25%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,090,181
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	558,318
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,122,225
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,012,044

		3,782,768

Electronic/Electrical Manufacturing (0.92%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	534,558
2.625%, 02/15/2023	1,000,000	1,003,145

		1,537,703

Financial Services (3.50%)
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	534,510
5.400%, 02/15/2017	500,000	541,085

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Simon Property Group Inc.
6.125%, 05/30/2018	$1,000,000	$1,139,309
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	501,360
4.350%, 08/15/2021	1,000,000	1,099,968
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	1,029,983
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	508,320
3.625%, 05/13/2024	500,000	519,895

		5,874,430

Health Care (9.14%)
Baxter International Inc.
5.900%, 09/01/2016	500,000	533,826
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,083,129
Wyeth
5.450%, 04/01/2017	500,000	544,656
Amgen Inc.
5.850%, 06/01/2017	500,000	549,336
Johnson & Johnson
5.550%, 08/15/2017	500,000	554,635
AstraZeneca PLC
5.900%, 09/15/2017	500,000	556,388
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,131,140
Pfizer Inc.
2.100%, 05/15/2019	500,000	508,864
Amgen Inc.
2.200%, 05/22/2019	500,000	506,460
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,104,794
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,098,783
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,006,802
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	1,002,151
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	2,028,890
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,024,171
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,067,326
Pfizer Inc.
3.400%, 05/15/2024	500,000	524,816
Amgen Inc.
3.625%, 05/22/2024	500,000	525,824

		15,351,991

Machinery & Manufacturing (5.91%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	534,308

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,000,000	$1,071,627
Honeywell International Inc.
5.300%, 03/15/2017	500,000	543,236
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	545,368
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,104,888
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	555,106
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	507,022
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	515,928
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,019,534
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,003,835
Covidien International
3.200%, 06/15/2022	1,000,000	1,038,487
3M Co.
2.000%, 06/26/2022	500,000	494,035
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	996,879

		9,930,253

Media & Broadcasting (2.17%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,072,635
Time Warner Inc.
2.100%, 06/01/2019	500,000	502,540
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,035,968
Time Warner Inc.
3.550%, 06/01/2024	500,000	517,828
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	517,739

		3,646,710

Mining & Metals (2.20%)
Alcan Inc.
5.000%, 06/01/2015	500,000	503,244
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,064,959
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	542,633
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	574,416
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	516,575
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	488,928

		3,690,755

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (3.79%)
ConocoPhillips Canada
5.625%, 10/15/2016	$500,000	$536,262
Apache Corp.
5.625%, 01/15/2017	500,000	538,990
Shell International Finance
5.200%, 03/22/2017	500,000	541,568
Canadian Natural Resources
5.700%, 05/15/2017	500,000	541,090
Weatherford International Inc.
6.350%, 06/15/2017	500,000	529,398
EOG Resources Inc.
5.875%, 09/15/2017	500,000	554,494
Husky Energy Inc.
6.200%, 09/15/2017	500,000	545,232
ConocoPhillips
5.200%, 05/15/2018	500,000	555,426
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,016,213
Shell International Finance
2.375%, 08/21/2022	500,000	498,173
EOG Resources Inc.
2.625%, 03/15/2023	500,000	499,490

		6,356,336

Retailers (6.21%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,022,930
Target Corp.
5.875%, 07/15/2016	1,000,000	1,066,187
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	534,572
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,079,394
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,092,299
Target Corp.
5.375%, 05/01/2017	500,000	545,098
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	339,321
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	565,731
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,022,427
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,130,242
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	511,396
Walgreen Co.
3.100%, 09/15/2022	500,000	503,998
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	1,015,117

		10,428,712

Telecom & Telecom Equipment (1.88%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,095,450

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
2.950%, 02/19/2023	$1,000,000	$983,787
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,074,219

		3,153,456

Transportation (1.55%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,530,117
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,079,196

		2,609,313

Utilities & Energy (12.07%)
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,033,022
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,057,042
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	532,699
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	536,689
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,071,984
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,096,703
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,084,062
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	554,783
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,095,544
Union Electric Co.
6.400%, 06/15/2017	500,000	553,099
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	552,738
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	557,845
Florida Power Corp.
5.800%, 09/15/2017	500,000	555,386
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	555,904
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	558,060
Florida Power Corp.
5.650%, 06/15/2018	500,000	566,532
Pacificorp
5.650%, 07/15/2018	500,000	565,795
Appalachian Power Co.
4.600%, 03/30/2021	500,000	555,906
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,096,761
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	509,030
Northern States Power Co.
2.150%, 08/15/2022	500,000	492,299

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
2.450%, 08/15/2022	$1,000,000	$984,767
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,026,914
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	1,008,457
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,003,637
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,061,211

		20,266,869

Total Corporate Bonds
(cost $109,127,989)		115,312,676

U.S. Treasury Obligations (26.16%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,153,910
3.250%, 03/31/2017	8,000,000	8,426,248
3.500%, 02/15/2018	10,000,000	10,750,780
2.750%, 02/15/2019	7,500,000	7,947,068
3.625%, 02/15/2020	6,000,000	6,648,282

Total U.S. Treasury Obligations
(cost $42,226,011)		43,926,288

	Shares	Value
Short-term Investments (4.53%)
JPMorgan U.S. Government Money Market Fund	7,605,741	$7,605,741

Total Short-term Investments
(cost $7,605,741)		7,605,741

TOTAL INVESTMENTS (99.36%)
(cost $158,959,741)		166,844,705
OTHER ASSETS, NET OF LIABILITIES (0.64%)		1,079,070

NET ASSETS (100.00%)		$167,923,775

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (100.17%)
Automotive (15.15%)
American Honda Finance Corp.
0.090%, 04/24/2015	$1,700,000	$1,699,902
PACCAR Financial Corp.
0.100%, 04/01/2015	1,660,000	1,660,000
Toyota Motor Credit Corp.
0.110%, 05/26/2015	1,654,000	1,653,722

		5,013,624

Chemicals (4.84%)
EI du Pont de Nemours and Co. (a)
0.130%, 04/30/2015	1,600,000	1,599,832

Government Agency Securities (b) (47.01%)
Federal Home Loan Bank
0.050%, 04/01/2015	1,000,000	1,000,000
0.040%, 04/06/2015	2,000,000	1,999,989
0.065%, 04/08/2015	3,350,000	3,349,958
0.100%, 04/10/2015	1,000,000	999,975
0.065%, 04/27/2015	2,900,000	2,899,864
0.070%, 05/08/2015	1,500,000	1,499,898
0.060%, 05/08/2015	1,000,000	999,932
0.070%, 05/27/2015	1,308,000	1,307,858
0.062%, 05/29/2015	1,500,000	1,499,850

		15,557,324

Health Care (8.60%)
Abbott Laboratories (a)
0.130%, 04/07/2015	1,695,000	1,694,963
Roche Holdings Inc. (a)
0.110%, 06/12/2015	1,150,000	1,149,747

		2,844,710

Media & Broadcasting (5.32%)
Walt Disney Co., The (a)
0.090%, 04/24/2015	1,761,000	1,760,899

Oil & Gas (5.14%)
Exxon Mobil Corp.
0.090%, 05/21/2015	1,700,000	1,699,788

	Shares	Value
Registered Investment Companies (2.02%)
JPMorgan U.S. Government Money Market Fund	669,184	$669,184

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (12.09%)
U.S. Treasury Bill
0.021%, 04/23/2015	$2,500,000	$2,499,968
0.006%, 04/30/2015	1,500,000	1,499,993

		3,999,961

Total Short-term Investments
(cost $33,145,322)		33,145,322

TOTAL INVESTMENTS (100.17%)
(cost $33,145,322)		33,145,322
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(54,829)

NET ASSETS (100.00%)		$33,090,493

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

52

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

53

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$63,992,660	$—	$—	$63,992,660
Short-term Investments	1,919,057	—	—	1,919,057
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	65,375,397	—	—	65,375,397
Short-term Investments	510,783	—	—	510,783
International Equity Fund					—	1,132	—	1,132
Common Stocks (a)	—	45,086,501	—	45,086,501
Preferred Stocks (a)	—	680,047	—	680,047
Short-term Investments	832,211	—	—	832,211
Large Cap Index Fund					31,986	—	—	31,986
Common Stocks (a)	625,642,010	—	—	625,642,010
Short-term Investments	4,334,310	—	—	4,334,310
Small Cap Index Fund					186,404	—	—	186,404
Common Stocks (a)	307,061,860	12,154	12,316	307,086,330
Short-term Investments	6,479,217	—	—	6,479,217
International Index Fund					33,665	—	—	33,665
Common Stocks (a)	—	298,095,934	0	298,095,934
Preferred Stocks (a)	—	2,209,035	—	2,209,035
Short-term Investments	190,753	—	—	190,753
Balanced Fund					—	—	—	—
Registered Investment Companies	94,273,720	—	—	94,273,720
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	115,312,676	—	115,312,676
U.S. Treasury Obligations	—	43,926,288	—	43,926,288
Short-term Investments	7,605,741	—	—	7,605,741
Money Market Fund					—	—	—	—
Short-term Investments	669,184	32,476,138	—	33,145,322

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

For each of the Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2015 as compared to December 31, 2014.

54

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$15,396
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,080)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of March 31, 2015	$12,316

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the period ended March 31, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2014, or for the period ended March 31, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

55

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2015, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$52,288,596	$14,545,845	$(922,724)	$13,623,121
Small/Mid Cap Equity Fund	58,181,501	9,768,888	(2,064,209)	7,704,679
International Equity Fund	41,086,554	7,285,895	(1,773,690)	5,512,205
Large Cap Index Fund	439,061,568	250,784,532	(59,869,780)	190,914,752
Small Cap Index Fund	230,189,605	116,605,283	(33,229,341)	83,375,942
International Index Fund	259,806,290	97,961,354	(57,271,922)	40,689,432
Balanced Fund	70,750,494	23,523,226	—	23,523,226
Bond Fund	158,959,741	7,949,211	(64,247)	7,884,964
Money Market Fund	33,145,322	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

56

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 28, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     May 28, 2015